--------------------------------------------------------------------------------

                               JOHN HANCOCK FUNDS

                                DECLARATION TRUST

                           V.A. BOND FUND
                           V.A. CORE EQUITY FUND
                           V.A. LARGE CAP GROWTH FUND
                           V.A. MID CAP GROWTH FUND
                           V.A SMALL CAP GROWTH FUND

                                  FINAL REPORT

                                DECEMBER 7, 2001

--------------------------------------------------------------------------------

John Hancock V.A. Bond Fund
Schedule of Investments
December 7, 2001 (Unaudited)

--------------------------------------------------------------------------------

                                                                       INTEREST    CREDIT         PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                       RATE      RATING**       (000'S OMITTED)      VALUE
----------------------------------                                       ----      --------       ---------------      -----
BONDS
Aerospace (0.81%)
Lockheed Martin Corp.,
Bond  12-01-29                                                           8.500%    BBB-                $275         $   321,522
Systems 2001 Asset Trust LLC,
Pass Thru Cert  12-15-11 (R)                                             7.156     A                    244             246,930
                                                                                                                    -----------
                                                                                                                        568,452
                                                                                                                    -----------
Agricultural Operations (0.44%)
Cargill, Inc.,
Note  05-01-06 (R)                                                       6.250     A+                   305             312,396
                                                                                                                    -----------
Automobile / Trucks (2.29%)
DaimlerChrysler Auto Trust,
Pass Thru Ctf Ser 2000-E Class A-4  01-08-06                             6.160     AAA                  435             455,119
Delphi Automotive Systems Corp.,
Note  06-15-06                                                           6.550     BBB                  475             467,656
ERAC USA Finance Co.,
Note  02-15-05 (R)                                                       6.625     BBB+                  19              18,928
Note  06-15-08 (R)                                                       7.350     BBB+                 310             308,140
Note  12-15-09 (R)                                                       7.950     BBB+                 355             360,357
                                                                                                                    -----------
                                                                                                                      1,610,200
                                                                                                                    -----------
Banks - Foreign (1.88%)
Abbey National First Capital, B.V.,
Sub Note (United Kingdom) 10-15-04 (Y)                                   8.200     AA-                  640             693,658
Barclays Bank Plc,
Perpetual Bond (7.375% to 12-15-11 then variable)
(United Kingdom) 06-29-49 (R) (Y)                                        7.375     A+                   160             163,802
Royal Bank of Scotland Group Plc,
Bond (United Kingdom) 03-31-49 (Y)                                       8.817     A-                    30              32,443
Perpetual Bond (7.648% to 09-30-31 then variable)
(United Kingdom) 08-31-49 (R) (Y)                                        7.648     A-                   175             174,318
Skandinaviska Enskilda ,
Perpetual Bond (6.50% to 6-04-03 then variable)
(Sweden) 12-29-49 (R) (Y)                                                6.500     BBB                  250             255,693
                                                                                                                    -----------
                                                                                                                      1,319,914
                                                                                                                    -----------
Banks - United States (2.22%)
Bank of New York,
Cap Security  12-01-26 (R)                                               7.780     A-                    50              50,195
BNP Paribas Capital Trust,
Perpetual Bond (9.003% to 10-27-10 then variable)  12-27-49 (R)          9.003     A                    130             145,432
Colonial Bank,
Sub Note  06-01-11                                                       9.375     BBB-                 255             266,340
RBSG Capital Corp.,
Gtd Cap Note  03-01-04                                                  10.125     A                    385             430,476
UBS Preferred Funding Trust I,
Perpetual Bond (8.622% to 10-01-10 then variable)  10-01-49              8.622     AA-                  165             181,950


See notes to financial statements                                              1

                                                                       INTEREST    CREDIT         PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                       RATE      RATING**       (000'S OMITTED)      VALUE
----------------------------------                                       ----      --------       ---------------      -----
Banks - continued
Zions Bancorp,
Note  10-15-11 (R)                                                       6.500%    BBB-                $140         $   136,668
Zions Financial Corp.,
Gtd Note  05-15-11                                                       6.950#    BBB-                 350             348,688
                                                                                                                    -----------
                                                                                                                      1,559,749
                                                                                                                    -----------
Beverages (0.04%)
Canandaigua Brands, Inc.,
Sr Sub Note Ser C  12-15-03                                              8.750     B+                    30              30,150
                                                                                                                    -----------
Broker Services (0.59%)
Goldman Sachs Group, Inc.,
Bond  01-15-11                                                           6.875     A+                   355             359,437
Salomon Smith Barney Holdings, Inc.,
Note  03-15-06                                                           5.875     AA-                   55              56,035
                                                                                                                    -----------
                                                                                                                        415,472
                                                                                                                    -----------
Building (0.33%)
Vulcan Materials Co.,
Note  02-01-06                                                           6.400     A+                   225             230,625
                                                                                                                    -----------
Business Services - Misc (0.37%)
Cendant Corp.,
Note  08-15-06 (R)                                                       6.875     BBB                  275             261,250
                                                                                                                    -----------
Chemicals (0.42%)
Akzo Nobel, Inc.,
Bond  11-15-03 (R)                                                       6.000     A-                    45              46,971
Equistar Chemicals, L.P./Equistar Funding Corp.,
Sr Note  02-15-04                                                        8.500     BBB-                 130             124,610
Nova Chemicals Corp.,
Sr Note (Canada) 05-15-06 (Y)                                            7.000     BBB                  130             120,900
                                                                                                                    -----------
                                                                                                                        292,481
                                                                                                                    -----------
Computers (0.09%)
Sabre Holdings Corp.,
Note  08-01-11                                                           7.350     BBB+                  70              63,700
                                                                                                                    -----------
Cosmetics & Personal Care (0.56%)
International Flavors & Fragrance, Inc.,
Note  05-15-06                                                           6.450     BBB+                 395             392,302
                                                                                                                    -----------
Electronics (0.64%)
HQI Transelect Chile SA,
Sr Note (Chile) 04-15-11 (Y)                                             7.875     A-                   445             446,148
                                                                                                                    -----------
Energy (0.09%)
MidAmerican Energy Holdings,
Sr Bond  09-15-28                                                        8.480     BBB-                  60              64,708
                                                                                                                    -----------


See notes to financial statements                                              2

                                                                       INTEREST    CREDIT         PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                       RATE      RATING**       (000'S OMITTED)      VALUE
----------------------------------                                       ----      --------       ---------------      -----
Finance (5.72%)
American Express Credit Account Master Trust,
Pass Thru Ctf Ser 2000-1 Class A  09-15-07                               7.200%    AAA                 $340         $   366,666
Bombardier Capital, Inc.,
Note  01-15-02 (R)                                                       6.000     A-                    30              30,006
Citigroup, Inc.,
Note  01-18-11                                                           6.500     AA-                  295             299,159
Ford Motor Credit Co.,
Note  02-01-06                                                           6.875     BBB+                 235             236,927
Note  10-25-11                                                           7.250     BBB+                 285             279,271
General Motors Acceptance Corp.,
Note  07-15-05                                                           7.500     BBB+                 290             299,956
Note  03-02-11                                                           7.250     BBB+                 205             202,327
Household Finance Corp.,
Sr Note  05-09-05                                                        8.000     A                    115             123,219
HSBC Capital Funding, L.P.,
Perpetual Note (9.547% to 06-30-10 then variable)
(Channel Islands) 12-31-49 (R) (Y)                                       9.547     A-                    55              62,934
ING Capital Funding Trust III,
Perpetual Bond (8.439% to 12-31-10 then variable)  12-31-49              8.439     A                     50              54,187
MBNA Master Credit Card Trust II,
Pass Thru Ctf Ser 2000-A Class A  07-16-07                               7.350     AAA                  345             372,276
Midland Funding Corp. II,
Deb Ser A  07-23-05                                                     11.750     BB+                  405             449,550
Pemex Project Funding Master Trust,
Gtd Note  10-13-10                                                       9.125     BB+                  280             295,400
Standard Credit Card Master Trust,
Ser 1995-1 Class A  01-07-07                                             8.250     AAA                  490             541,141
Tiers-MIR-2001-14,
Coll Trust  06-15-04 (R)                                                 7.200     BBB-                 240             218,400
U.S. Bank N.A.,
Note  08-01-11                                                           6.375     A                    185             184,088
Yanacocha Receivables Master Trust,
Pass Thru Ctf Ser 1997-A  06-15-04 (R)                                   8.400     BBB-                   3               2,727
                                                                                                                    -----------
                                                                                                                      4,018,234
                                                                                                                    -----------
Food (1.39%)
ConAgra Foods, Inc.,
Note  09-15-11                                                           6.750     BBB+                 415             421,914
Sub Note  09-15-04                                                       7.400     BBB                  140             149,722
Earthgrains Co. (The),
Sr Note  08-01-03                                                        8.375     A+                   380             407,132
                                                                                                                    -----------
                                                                                                                        978,768
                                                                                                                    -----------
Government - Foreign (0.78%)
Chile, Republic of,
Note (Chile) 01-11-12 (Y)                                                7.125     A-                   135             135,660
Colombia, Republic of,,
Gtd Note (Colombia) 04-09-11 (Y)                                         9.750     BBB                  184             190,163
Quebec, Province of,
Deb (Canada) 09-15-29 (Y)                                                7.500     A+                   205             223,977
                                                                                                                    -----------
                                                                                                                        549,800
                                                                                                                    -----------


See notes to financial statements                                              3

                                                                       INTEREST    CREDIT         PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                       RATE      RATING**       (000'S OMITTED)      VALUE
----------------------------------                                       ----      --------       ---------------      -----
Government - U.S. (19.80%)
United States Treasury,
Bond  08-15-17                                                           8.875%    AAA               $  107         $   140,337
Bond  02-15-23                                                           7.125     AAA                  675             774,137
Bond  08-15-25                                                           6.875     AAA                1,015           1,139,815
Bond  02-15-31                                                           5.375     AAA                1,385           1,340,846
Inflation Indexed Note  01-15-07                                         3.375     AAA                  866             868,414
Note  08-15-03                                                           5.750     AAA                1,405           1,467,789
Note  02-15-05                                                           7.500     AAA                1,490           1,647,851
Note  07-15-06                                                           7.000     AAA                1,807           1,991,928
Note  05-15-08                                                           5.625     AAA                1,855           1,928,625
Note  08-15-10                                                           5.750     AAA                2,515           2,616,782
                                                                                                                    -----------
                                                                                                                     13,916,524
                                                                                                                    -----------
Government - U.S. Agencies (25.86%)
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf  12-01-14                                            5.500     AAA                  194             191,662
15 Yr Pass Thru Ctf  05-01-16 to 06-01-16                                6.000     AAA                1,061           1,061,815
15 Yr Pass Thru Ctf  12-01-12 to 05-01-16                                6.500     AAA                2,355           2,398,231
15 Yr Pass Thru Ctf  11-01-14 to 07-01-16                                7.000     AAA                1,647           1,706,974
30 Yr Pass Thru Ctf  12-13-29***                                         7.000     AAA                  740             753,179
30 Yr Pass Thru Ctf  06-01-30 to 02-01-31                                7.500     AAA                  949             979,984
Note  01-15-30                                                           7.125     AAA                3,920           4,278,915
Pass Thru Ctf Ser 1997-M8 Class A-1  01-25-22                            6.940     AAA                    2               2,578
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf 09-15-28 to 12-01-31***                              6.500     AAA                1,722           1,722,504
30 Yr Pass Thru Ctf 08-15-28 to 07-15-31                                 7.000     AAA                4,968           5,066,760
30 Yr Pass Thru Ctf  12-01-29 ****                                       7.000     AAA                1,071           1,070,550
30 Yr Pass Thru Ctf  07-15-26                                            8.000     AAA                   11              11,611
                                                                                                                    -----------
                                                                                                                     19,244,763
                                                                                                                    -----------
Insurance (1.43%)
AXA,
Sub Note (France) 12-15-30 (Y)                                           8.600     A-                    95             103,185
Equitable Life Assurance Society of the United States,
Surplus Note  12-01-05 (R)                                               6.950     A+                   210             220,305
Massachusetts Mutual Life Insurance Co.,
Surplus Note  11-15-23 (R)                                               7.625     AA                     5               5,200
MONY Group, Inc. (The),
Sr Note  12-15-05                                                        7.450     A-                   215             222,777
Sun Canada Financial Co.,
Gtd Sub Note  12-15-07 (R)                                               6.625     AA-                  415             423,508
URC Holdings Corp.,
Sr Note  06-30-06 (R)                                                    7.875     AA+                   25              27,199
                                                                                                                    -----------
                                                                                                                      1,002,174
                                                                                                                    -----------
Leisure (0.35%)
Harrah's Operating Co., Inc.,
Gtd Note  06-01-07                                                       7.125     BBB-                 180             179,392
Gtd Sr Sub Note  12-15-05                                                7.875     BB+                   40              41,600


See notes to financial statements                                     4

                                                                       INTEREST    CREDIT         PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                       RATE      RATING**       (000'S OMITTED)      VALUE
----------------------------------                                       ----      --------       ---------------      -----
Leisure - continued
HMH Properties, Inc.,
Gtd Sr Sec Note Ser A  08-01-05                                          7.875%    BB                  $ 30         $    28,200
                                                                                                                    -----------
                                                                                                                        249,192
                                                                                                                    -----------
Media (3.89%)
Adelphia Communications Corp.,
Sr Note Ser B  10-01-02                                                  9.250     B+                    17              17,170
Sr Note Ser B  07-15-03                                                  8.125     B+                   115             113,850
AOL Time Warner, Inc.,
Bond  04-15-31                                                           7.625     BBB+                 165             170,664
British Sky Broadcasting Group Plc,
Gtd Sr Note (United Kingdom) 07-15-09 (Y)                                8.200     BB+                  280             287,451
Charter Communications Holdings LLC/Charter
Communications Capital Corp.,
Sr Note  01-15-11                                                       11.125     B+                    55              58,575
Sr Note  05-15-11                                                       10.000     B+                    90              92,700
Clear Channel Communications, Inc.,
Sr Note  06-15-05                                                        7.875     BBB-                 415             429,471
Comcast Cable Communications, Inc.,
Sr Note  01-30-11                                                        6.750     BBB                  140             137,717
Continental Cablevision, Inc.,
Sr Note  05-15-06                                                        8.300     A-                   120             129,757
EchoStar DBS Corp.,
Sr Note  02-01-09                                                        9.375     B+                    65              68,575
Grupo Televisa S.A.,
Note (Mexico) 09-13-11 (R) (Y)                                           8.000     BB+                   85              85,000
Lenfest Communications, Inc.,
Sr Note  11-01-05                                                        8.375     BBB                   40              43,416
Mediacom LLC/Mediacom Capital Corp.,
Sr Note  01-15-13                                                        9.500     B+                    85              88,188
News America Holdings, Inc.,
Gtd Sr Deb  08-10-18                                                     8.250     BBB-                 125             128,094
News America, Inc.,
Gtd Sr Note  04-30-28                                                    7.300     BBB-                  55              50,357
TCI Communications, Inc.,
Sr Deb  02-15-26                                                         7.875     A-                   155             157,127
Time Warner, Inc.,
Deb  01-15-13                                                            9.125     BBB+                  58              68,165
Univision Communications, Inc.,
Gtd Sr Note  07-15-11                                                    7.850     BB+                  205             207,665
Viacom, Inc.,
Gtd Sr Deb  07-30-30                                                     7.875     A-                   210             229,312
Gtd Sr Note  01-30-06                                                    6.400     A-                   165             171,075
                                                                                                                    -----------
                                                                                                                      2,734,329
                                                                                                                    -----------
Medical (1.50%)
Dynacare, Inc.,
Sr Note (Canada) 01-15-06 (Y)                                           10.750     B+                    37              39,220
Fresenius Medical Care Capital Trust II,
Gtd Trust Preferred Security  02-01-08                                   7.875     B+                    10              10,100
Fresenius Medical Care Capital Trust IV,
Gtd Trust Preferred Security  06-15-11                                   7.875     B+                    95              96,425


See notes to financial statements                                              5

                                                                       INTEREST    CREDIT         PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                       RATE      RATING**       (000'S OMITTED)      VALUE
----------------------------------                                       ----      --------       ---------------      -----
Medical - continued
HCA - The Healthcare Co.,
Note  09-01-10                                                           8.750%    BB+                 $230         $   252,425
Sr Note  06-01-06                                                        7.125     BB+                  340             345,100
HEALTHSOUTH Corp.,
Sr Note  02-01-08                                                        8.500     BBB-                 105             110,775
Quest Diagnostics, Inc.,
Gtd Sr Note  07-12-06                                                    6.750     BBB-                 135             136,600
Triad Hospitals, Inc.,
Gtd Sr Note Ser B  05-01-09                                              8.750     B-                    60              64,575
                                                                                                                    -----------
                                                                                                                      1,055,220
                                                                                                                    -----------
Metal (0.49%)
Newmont Mining Corp.,
Note  05-15-11                                                           8.625     BBB                  255             260,840
WMC Finance (USA), Ltd.,
Gtd Note (Australia) 11-15-03 (Y)                                        6.500     A                     80              82,954
                                                                                                                    -----------
                                                                                                                        343,794
                                                                                                                    -----------
Mortgage Banking (7.19%)
AMRESCO Residential Securities Corp. Mortgage Loan Trust,
Pass Thru Ctf Ser 1998-1 Class A-6  08-25-27                             6.510     AAA                  133             137,210
Asset Securitization Corp.,
Pass Thru Ctf Ser 1997-D4 Class A-1B  04-14-29                           7.400     AAA                  355             376,522
Citibank Credit Card Master Trust I,
Class A Credit Card Part Cert Ser 1997-2  02-15-04                       6.550     AAA                  130             130,975
Commercial Mortgage Acceptance Corp.,
Pass Thru Ctf Ser 1999-C1 Class A-1  08-15-08                            6.790     Aaa                   67              69,663
ContiMortgage Home Equity Loan Trust,
Pass Thru Ctf Ser 1995-2 Class A-5  08-15-25                             8.100     AAA                  232             231,909
Credit Suisse First Boston Mortgage Securities Corp.,
Commercial Mtg Pass Thru Ctf Ser 1998-C1 Class A-1A  12-17-07            6.260     AAA                  228             235,362
Deutsche Mortgage & Asset Receiving Corp.,
Commercial Mtg Pass Thru Ctf Ser 1998-C1 Class C  06-15-31               6.861     A2                    95              95,950
EQCC Home Equity Loan Trust,
Pass Thru Ctf Ser 1997-3 Class A-9  02-15-29                             6.570     AAA                  145             150,282
GMAC Commercial Mortgage Securities, Inc.,
Pass Thru Ctf Ser 1997-C1 Class A-2  07-15-29                            6.853     Aaa                  417             435,244
Pass Thru Ctf Ser 1998-C1 Class A-1  05-15-30                            6.411     Aaa                  218             223,360
IMC Home Equity Loan Trust,
Pass Thru Ctf Ser 1998-1 Class A-4  03-20-25                             6.600     AAA                   15              15,258
LB Commercial Conduit Mortgage Trust,
Pass Thru Ctf Ser 1999-C1 Class A-1  08-15-07                            6.410     Aaa                   49              50,755
Money Store Home Equity Trust (The),
Pass Thru Ctf Ser 1997-D Class AF-7  12-15-38                            6.485     AAA                  397             413,506
Morgan (J.P.) Commercial Mortgage Finance Corp.,
Mtg Pass Thru Ctf Ser 1997-C5 Class A-2  09-15-29                        7.069     AAA                  278             293,672
Morgan Stanley Capital I, Inc.,
Pass Thru Ctf Ser 1997-WF1 Class A-1  10-15-06 (R)                       6.830     AAA                  168             175,729
Pass Thru Ctf Ser 1999-CAM1 Class A-3  11-15-08                          6.920     AAA                  140             147,500
Morgan Stanley Dean Witter Capital I Trust,
Pass Thru Ctf Ser 2001-IQA Class A-1  12-18-32                           4.570     Aaa                  626             617,790
Salomon Brothers Mortgage Securities VII, Inc.,
Mtg Pass Thru Ctf Ser 1997-HUD2 Class A-2  07-25-24                      6.750     Aaa                    3               2,712


See notes to financial statements                                     6

                                                                       INTEREST    CREDIT         PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                       RATE      RATING**       (000'S OMITTED)      VALUE
----------------------------------                                       ----      --------       ---------------      -----
Mortgage Banking - continued
Saxon Asset Securities Trust,
Pass Thru Ctf Ser 2000-2 Class AF-2  06-25-15                            7.965%    AAA                 $ 67         $    67,200
UCFC Home Equity Loan Trust,
Pass Thru Ctf Ser 1996-D1 Class A-6  02-15-25                            7.180     AAA                  805             842,054
Pass Thru Ctf Ser 1997-A1 Class A-8  06-15-28                            7.220     AAA                  276             286,680
Pass Thru Ctf Ser 1997-B Class A-6  10-15-28                             6.900     AAA                   53              55,685
                                                                                                                    -----------
                                                                                                                      5,055,018
                                                                                                                    -----------
Oil & Gas (2.60%)
Alberta  Energy Co., Ltd.,
Note (Canada) 09-15-30 (Y)                                               8.125     BBB+                 200             209,816
Note (Canada) 11-01-31 (Y)                                               7.375     BBB+                 140             134,053
Amerada Hess Corp.,
Note  08-15-11                                                           6.650     BBB                  375             369,371
Anadarko Petroleum Corp.,
Deb  05-15-28                                                            7.150     BBB+                  75              72,327
Apache Finance Canada Corp.,
Gtd Sr Note (Canada) 12-15-29 (Y)                                        7.750     A-                   140             147,869
Forest Oil Corp.,
Sr Note  06-15-08                                                        8.000     BB                    80              81,000
Louis Dreyfus Natural Gas Corp.,
Note  12-01-07                                                           6.875     BBB+                  40              40,929
Occidental Petroleum Corp.,
Note  01-15-07                                                           5.875     BBB                  140             138,417
Sr Deb  09-15-09                                                        10.125     BBB                   15              17,774
Ocean Energy, Inc.,
Gtd Sr Sub Note Ser B  07-15-07                                          8.875     BB+                   20              21,039
Petroleum Geo-Services ASA,
Sr Note (Norway) 03-30-28 (Y)                                            7.125     BBB-                  50              36,383
Santa Fe Snyder Corp.,
Sr Sub Note  06-15-07                                                    8.750     BBB                   20              20,898
Tosco Corp.,
Note  02-15-30                                                           8.125     BBB+                 270             299,082
Valero Energy Corp.,
Note  06-15-05                                                           8.375     BBB-                  80              85,379
Note  03-15-06                                                           7.375     BBB-                 150             156,135
                                                                                                                    -----------
                                                                                                                      1,830,472
                                                                                                                    -----------
Paper & Paper Products (1.76%)
Georgia-Pacific Corp.,
Sr Note  05-15-06                                                        7.500     BBB-                 120             119,819
International Paper Co.,
Sr Note  07-08-05                                                        8.125     BBB                  380             408,120
Stone Container Corp.,
Sr Note  02-01-11                                                        9.750     B                    110             117,975
Stora Enso Oyj,
Sr Note (Finland) 05-15-11 (Y)                                           7.375     BBB+                 370             384,245
Weyerhaeuser Co.,
Note  08-01-06                                                           6.000     A-                   205             205,513
                                                                                                                    -----------
                                                                                                                      1,235,672
                                                                                                                    -----------


See notes to financial statements                                     7

                                                                       INTEREST    CREDIT         PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                       RATE      RATING**       (000'S OMITTED)      VALUE
----------------------------------                                       ----      --------       ---------------      -----
Real Estate Investment Trust (0.54%)
American Health Properties, Inc.,
Note  01-15-07                                                           7.500%    BBB+                $ 20         $    20,350
Cabot Industrial Properties, L.P.,
Note  05-01-04                                                           7.125     BBB                   25              25,741
Camden Property Trust,
Sr Note  04-15-04                                                        7.000     BBB                   30              31,228
Healthcare Realty Trust, Inc.,
Sr Note  05-01-11                                                        8.125     BBB-                 235             246,162
iStar Financial, Inc.,
Sr Note  08-15-08                                                        8.750     BB+                   55              55,412
                                                                                                                    -----------
                                                                                                                        378,893
                                                                                                                    -----------
Real Estate Operations (0.58%)
EOP Operating, L.P.,
Sr Note  02-15-05                                                        6.625     BBB+                 170             175,622
Liberty Property, L.P.,
Med Term Note  06-05-02                                                  6.600     BBB                  235             232,188
                                                                                                                    -----------
                                                                                                                        407,810
                                                                                                                    -----------
Retail (1.24%)
Delhaize America, Inc.,
Note  04-15-11 (R)                                                       8.125     BBB-                 335             364,597
Kroger Co.,
Gtd Sr Note  04-01-11                                                    6.800     BBB-                 225             232,245
Toys "R" Us, Inc.,
Note  08-01-11 (R)                                                       7.625     BBB+                 280             273,756
                                                                                                                    -----------
                                                                                                                        870,598
                                                                                                                    -----------
Telecommunications (5.00%)
AT&T Canada, Inc.,
Sr Disc Note, Step Coupon (10.75%, 11-01-02)
(Canada) 11-01-07 (A) (Y)                                                 Zero     BBB                  135              78,300
Sr Note (Canada) 08-15-07 (Y)                                           12.000     BBB                   15              10,950
AT&T Corp.,
Sr Note  11-15-31 (R)                                                    8.000     BBB+                 165             161,020
AT&T Wireless Services, Inc.,
Sr Note  03-01-31                                                        8.750     BBB                  270             306,288
Citizens Communications Co.,
Sr Note  05-15-06                                                        8.500     BBB                  270             288,319
Deutsche Telekom International Finance B.V.,
Gtd Bond (Netherlands) 06-15-05 (Y)                                      7.750     A-                   310             329,828
Gtd Bond (Netherlands) 06-15-30 (Y)                                      8.250     A-                   210             225,893
Dominion Resources, Inc.,
Sr Note Ser A  06-15-10                                                  8.125     BBB+                  60              66,639
LCI International, Inc.,
Sr Note  06-15-07                                                        7.250     BBB+                  30              30,268
Qwest Capital Funding, Inc.,
Gtd Note  02-15-11                                                       7.250     BBB+                 140             137,323
Singapore Telecommunications, Ltd.,
Bond (Singapore) 12-01-31 (R) (Y)                                        7.375     AA-                  155             153,962
Sprint Capital Corp.,
Gtd Note  01-30-06                                                       7.125     BBB+                 270             280,328


See notes to financial statements                                              8

                                                                       INTEREST    CREDIT         PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                       RATE      RATING**       (000'S OMITTED)      VALUE
----------------------------------                                       ----      --------       ---------------      -----
Telecommunications - continued
Sprint Capital Corp., - continued
Gtd Note  11-15-28                                                       6.875%    BBB+                $275         $   245,201
Telefonos de Mexico S.A. de C.V.,
Sr Note (Mexico)  01-26-06 (Y)                                           8.250     BB+                  200             210,250
Telus Corp.,
Note (Canada) 06-01-11 (Y)                                               8.000     BBB+                 200             209,960
Verizon Global Funding Corp.,
Notes  12-01-30                                                          7.750     A+                   275             311,328
VoiceStream Wireless Corp.,
Sr Note  09-15-09                                                       11.500     A-                    20              22,800
WorldCom, Inc.,
Bond  05-15-31                                                           8.250     BBB+                 205             206,497
Note  05-15-06                                                           8.000     BBB+                 225             237,969
                                                                                                                    -----------
                                                                                                                      3,513,123
                                                                                                                    -----------
Transportation (1.10%)
America West Airlines, Inc.,
Pass Thru Ctf Ser 1996-1B  01-02-08                                      6.930     B+                     3               2,470
Burlington Northern Santa Fe Corp.,
Deb  08-15-30                                                            7.950     BBB+                 255             273,243
Continental Airlines, Inc.,
Pass Thru Ctf Ser 1997-2C  06-30-04                                      7.206     BB+                   84              63,655
Pass Thru Ctf Ser 1999-1A  02-02-19                                      6.545     AA                    56              48,697
Northwest Airlines, Inc.,
Pass Thru Ctf Ser 1996-1D  01-02-15                                      8.970     BB+                    4               3,689
NWA Trust,
Sr Note Ser A  12-21-12                                                  9.250     AA                    36              36,415
Railcar Trust No. 1992-1,
Pass Thru Ser 1992-1 Class A  06-01-04                                   7.750     AAA                  191             200,438
U.S. Airways, Inc.,
Pass Thru Ctf Ser 1990-A1  03-19-05                                     11.200     B                     29              19,726
United Air Lines, Inc.,
Pass Thru Ctf Ser 2000-1 Class A-1  01-01-14                             7.783     AA-                   69              65,675
Pass Thru Ctf Ser 2000-2 Class A-1  04-01-12                             7.032     AA                    63              59,274
                                                                                                                    -----------
                                                                                                                        773,282
                                                                                                                    -----------
Utilities (3.03%)
AES Corp.,
Sr Note  06-01-09                                                        9.500     BB                    35              32,550
Sr Note  09-15-10                                                        9.375     BB                    20              19,200
Sr Sub Note  07-15-06                                                   10.250     B+                    10               9,700
AES Eastern Energy, L.P.,
Pass Thru Ctf Ser 1999-A  01-02-17                                       9.000     BBB-                  25              23,250
Beaver Valley Funding Corp.,
Sec Lease Oblig Bond  06-01-17                                           9.000     BBB-                  23              25,260
BVPS II Funding Corp.,
Collateralized Lease Bond  06-01-17                                      8.890     BBB-                   5               5,539
Calpine Canada Energy Finance ULC,
Gtd Sr Note (Canada) 05-01-08 (Y)                                        8.500     BB+                  280             270,507
Calpine Corp.,
Sr Note  08-15-05                                                        8.250     BB+                   65              64,897
Cleveland Electric Illuminating Co.,
1st Mtg Ser B  05-15-05                                                  9.500     BBB                   45              45,169


See notes to financial statements                                              9

                                                                       INTEREST    CREDIT         PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                       RATE      RATING**       (000'S OMITTED)      VALUE
----------------------------------                                       ----      --------       ---------------      -----
Utilities - continued
CMS Energy Corp.,
Sr Note  05-15-02                                                        8.125%    BB                  $ 60         $    60,647
Sr Note  10-15-07                                                        9.875     BB                    15              16,050
Sr Note Ser B  01-15-04                                                  6.750     BB                    55              54,702
Exelon Generation Co., LLC,
Sr Note  06-15-11 (R)                                                    6.950     A-                   205             204,490
Iberdrola International B.V.,
Note  10-01-02                                                           7.500     A+                    35              36,225
KeySpan Corp.,
Note  11-15-10                                                           7.625     A                    205             222,035
Long Island Lighting Co.,
Deb  03-15-23                                                            8.200     A-                    40              41,600
Niagara Mohawk Power Corp.,
Sec Fac Deb Bond  01-01-18                                               8.770     Baa2                  43              44,425
Pinnacle Partners,
Sr Note  08-15-04 (R)                                                    8.830     BBB-                  85              85,898
Pinnacle West Capital Corp.,
Sr Note  04-01-06                                                        6.400     BBB                   85              86,064
PNPP II Funding Corp.,
Deb  05-30-16                                                            9.120     BBB-                  40              44,028
PSEG Energy Holdings, Inc.,
Sr Note  02-15-08                                                        8.625     BBB-                  55              54,821
Republic Services, Inc.,
Sr Note  08-15-11                                                        6.750     BBB                  210             206,369
Sierra Pacific Resources,
Note  05-15-05                                                           8.750     BBB-                  45              46,446
Waterford 3 Funding Corp.,
Sec Lease Oblig Bond  01-02-17                                           8.090     BBB-                  56              58,586
Xcel Energy, Inc.,
Sr Note  12-01-10                                                        7.000     BBB+                 365             367,427
                                                                                                                    -----------
                                                                                                                      2,125,885
                                                                                                                    -----------
TOTAL BONDS (95.02%)
(Cost $67,794,730)                                                                                                   67,851,098
                                                                                                                    -----------

                                                                                                  NUMBER OF
                                                                                                  SHARES OR
                                                                                                   WARRANTS
                                                                                                   --------
PREFERRED STOCKS AND WARRANTS
CSC Holdings, Inc., 11.125% Ser M, Preferred Stock                                                    1,040             111,280
CSC Holdings, Inc., 11.750%, Ser H, Preferred Stock                                                   1,175             126,900
MetroNet Communications Corp., Warrant (Canada) (R) (Y)*                                                  5                 475
                                                                                                                    -----------
TOTAL PREFERRED STOCKS AND WARRANTS (0.34%)
(Cost $234,875)                                                                                                         238,655
                                                                                                                    -----------


See notes to financial statements                                             10

                                                                       INTEREST                   PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                       RATE                     (000'S OMITTED)      VALUE
----------------------------------                                       ----                     ---------------      -----
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (4.60%)
Investment in a joint repurchase agreement
transaction with UBS Warburg, Inc. - Dated
12-07-01, due 12-10-01 (Secured by U.S. Treasury
Bond, 8.125%, due 08-15-21)                                             1.820%                       $3,231         $ 3,231,000
                                                                                                                    -----------
TOTAL SHORT-TERM INVESTMENTS (4.60%)
(Cost $3,231,000)                                                                                                     3,231,000
                                                                                                                    -----------
TOTAL INVESTMENTS (99.96%)                                                                                           71,320,753
                                                                                                                    -----------
OTHER ASSETS AND LIABILITIES, NET (0.04%)                                                                            (1,038,329)
                                                                                                                    -----------
TOTAL NET ASSETS (100.00%)                                                                                          $70,282,424
                                                                                                                    ===========


See notes to financial statements                                             11

(A) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(R) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $4,976,286 or 7.08% of net assets as of December 07, 2001.

(Y) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U. S. dollar
      - denominated.

*     Non-income producing security.

** Credit Ratings are unaudited and rated by Standard & Poor's where available, or Moody's Investor Services or John Hancock Advisers, Inc, where Standard & Poor's ratings are not available.

*** A portion of these securities having an aggregate value of $1,097,966 or 1.56% of the Fund's net assets, has been purchased as forward commitments
      - that is, the Fund has agreed on trade date to take delivery of and to make payment for this security on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of these securities are fixed at trade date, although the Fund does not earn any interest on these securities until settlement date. The Fund has instructed its Custodian Bank to segregate assets with a current value at least equal to the amount of the forward commitments. Accordingly, the market value of $1,139,315 of United States Treasury Note, 5.750%, 08-15-10, has been segregated to cover the forward commitments.

**** This security having an aggregate value of $1,070,550 or 1.52% of the Fund's net assets, has been purchased on a when-issued basis. The purchase price and interest rate of these securities are fixed at trade date, although the Fund does not earn any interest on these securities until settlement date.

#     Represents rate in effect on December 7, 2001.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


See notes to financial statements                                             12

John Hancock V.A. Core Equity Fund
Schedule of Investments
December 7, 2001  (Unaudited)

--------------------------------------------------------------------------------

                                                    PAR VALUE
ISSUER, DESCRIPTION                                 (000'S OMITTED)     VALUE
--------------------                                ---------------     -----

COMMON STOCKS
Aerospace (1.27%)
General Dynamics Corp.                                   1,300        $  104,260
United Technologies Corp.                                5,600           342,048
                                                                      ----------
                                                                         446,308

Automobile / Trucks (1.64%)
Ford Motor Co.                                          15,300           262,089
General Motors Corp.                                     2,800           144,452
Lear Corp.*                                              4,400           168,080
                                                                      ----------
                                                                         574,621
                                                                      ----------
Banks - United States (4.49%)
Bank of America Corp.                                    5,600           353,808
Bank of New York Co., Inc. (The)                         6,500           270,595
J.P. Morgan Chase & Co.                                  7,000           278,390
TCF Financial Corp.                                      2,700           126,468
U.S. Bancorp                                            18,800           377,128
Wachovia Corp.                                           5,400           170,100
                                                                      ----------
                                                                       1,576,489
                                                                      ----------
Beverages (1.76%)
Anheuser-Busch Cos., Inc.                                5,100           217,719
PepsiCo, Inc.                                            8,400           399,840
                                                                      ----------
                                                                         617,559
                                                                      ----------
Building (0.71%)
Black & Decker Corp. (The)                               6,300           248,220
                                                                      ----------
Business Services - Misc. (0.25%)
Convergys Corp.*                                         2,300            87,975
                                                                      ----------
Chemicals (3.03%)
Air Products & Chemicals, Inc.                           5,200           242,580
Dow Chemical Co. (The)                                  13,700           509,777
Praxair, Inc.                                            5,800           311,576
                                                                      ----------
                                                                       1,063,933
                                                                      ----------

Computers (14.35%)
Adobe Systems, Inc.                                     10,100           368,549
Cadence Design Systems, Inc.*                            7,700           177,100
Cisco Systems, Inc.*                                    14,800           313,168
Dell Computer Corp.*                                    19,000           549,860
Electronic Data Systems Corp.                            4,100           287,410


See notes to financial statements                                             13

                                                          PAR VALUE
ISSUER, DESCRIPTION                                       (000'S OMITTED)           VALUE
--------------------                                      ---------------           -----
Computers - continued
First Data Corp.                                                6,500             $  503,295
International Business Machines Corp.                           6,100                734,440
Intuit, Inc.*                                                   5,800                248,820
Microsoft Corp.*                                               17,700              1,200,591
Network Associates, Inc.*                                       5,600                138,488
Oracle Corp.*                                                  19,200                305,472
PeopleSoft, Inc.*                                               3,100                119,505
Sabre Holdings Corp.*                                           2,400                 90,960
                                                                                  ----------
                                                                                   5,037,658
                                                                                  ----------
Cosmetics & Personal Care (0.83%)
Avon Products, Inc.                                             6,000                290,580
                                                                                  ----------
Diversified Operations (4.70%)
General Electric Co.                                           25,100                932,465
Tyco International Ltd.                                        12,200                717,848
                                                                                  ----------
                                                                                   1,650,313
                                                                                  ----------
Electronics (5.19%)
Analog Devices, Inc.*                                           2,700                125,091
Applied Materials, Inc.*                                        3,000                133,350
Intel Corp.                                                    29,000                963,960
Linear Technology Corp.                                         2,600                113,282
Maxim Integrated Products, Inc.*                                1,400                 83,034
Micron Technology, Inc.*                                        3,200                101,600
Motorola, Inc.                                                 12,600                212,184
Xilinx, Inc.*                                                   2,200                 90,200
                                                                                  ----------
                                                                                   1,822,701
                                                                                  ----------
Finance (5.19%)
Citigroup, Inc.                                                22,800              1,121,988
Concord EFS, Inc.*                                              2,600                 79,950
Morgan Stanley Dean Witter & Co.                                5,900                328,394
Washington Mutual, Inc.                                         9,200                291,180
                                                                                  ----------
                                                                                   1,821,512
                                                                                  ----------
Food (1.03%)
Kraft Foods, Inc. (Class A)*                                    3,000                 96,000
Unilever NV, American Depositary Receipt (ADR) (Netherlands)    4,900                265,776
                                                                                  ----------
                                                                                     361,776
                                                                                  ----------
Insurance (5.13%)
American International Group, Inc.                              8,400                687,960
CIGNA Corp.                                                     1,700                160,310
Hartford Financial Services Group, Inc. (The)                   6,300                375,480
Lincoln National Corp.                                          4,400                214,940
Torchmark Corp.                                                 4,100                160,310
XL Capital Ltd. (Class A)                                       2,200                202,400
                                                                                  ----------
                                                                                   1,801,400
                                                                                  ----------


See notes to financial statements                                             14

                                                    PAR VALUE
ISSUER, DESCRIPTION                                 (000'S OMITTED)     VALUE
--------------------                                ---------------     -----

Leisure (0.48%)
Disney (Walt) Co. (The)                                 7,500         $  167,625
                                                                      ----------
Manufacturing (0.62%)
Danaher Corp.                                           3,500            219,730
                                                                      ----------
Media (2.13%)
AOL Time Warner, Inc.*                                  8,700            286,926
Liberty Media Corp. (Class A)*                          9,700            133,860
Viacom, Inc. (Class B)*                                 7,200            327,096
                                                                      ----------
                                                                         747,882
                                                                      ----------
Medical (14.22%)
Abbott Laboratories                                     5,700            314,298
Allergan, Inc.                                          5,500            414,975
American Home Products Corp.                           12,300            729,144
Baxter International, Inc.                              1,500             76,455
Johnson & Johnson                                       7,000            396,550
Laboratory Corp. of America Holdings*                     900             68,625
Lincare Holdings, Inc.*                                 5,400            146,448
Merck & Co., Inc.                                       5,500            368,500
Pfizer, Inc.                                           30,000          1,293,000
Pharmacia Corp.                                         6,600            290,730
Schering-Plough Corp.                                   4,700            179,399
Tenet Healthcare Corp.*                                 9,000            538,650
Trigon Healthcare, Inc.*                                2,700            177,174
                                                                      ----------
                                                                       4,993,948
                                                                      ----------
Mortgage Banking (2.01%)
Fannie Mae                                              9,100            706,797
                                                                      ----------
Office (0.90%)
Avery Dennison Corp.                                    3,600            196,200
Pitney Bowes, Inc.                                      3,000            121,350
                                                                      ----------
                                                                         317,550
                                                                      ----------
Oil & Gas (6.28%)
ChevronTexaco Corp.                                     3,000            261,690
El Paso Corp.                                           2,300            100,648
Exxon Mobil Corp.                                      28,224          1,074,488
Halliburton Co.                                         7,600             91,200
Kerr-McGee Corp.                                        1,200             64,044
Royal Dutch Petroleum Co. (ADR) (Netherlands)           9,600            470,400
USX - Marathon Group                                    5,100            143,106
                                                                      ----------
                                                                       2,205,576
                                                                      ----------


See notes to financial statements                                             15

                                                    PAR VALUE
ISSUER, DESCRIPTION                                 (000'S OMITTED)     VALUE
--------------------                                ---------------     -----

Paper & Paper Products (0.21%)
Kimberly-Clark Corp.                                     1,300       $    75,010
                                                                     -----------
Retail (9.51%)
Bed Bath & Beyond, Inc.*                                 7,200           244,944
CDW Computer Centers, Inc.*                              2,900           154,860
Family Dollar Stores, Inc.                               2,700            75,600
Home Depot, Inc. (The)                                  12,100           597,861
Kohl's Corp.*                                            6,000           419,760
Lowe's Cos., Inc.                                       15,400           713,174
Target Corp.                                             7,100           269,800
TJX Cos., Inc.                                           4,100           157,440
Walgreen Co.                                             3,900           128,934
Wal-Mart Stores, Inc.                                   10,400           575,536
                                                                     -----------
                                                                       3,337,909
                                                                     -----------
Soap & Cleaning Preparations (1.29%)
Procter & Gamble Co. (The)                               6,000           452,580
                                                                     -----------
Telecommunications (4.43%)
Nokia Oyj (ADR) (Finland)                                3,700            91,020
QUALCOMM, Inc.*                                          5,200           296,244
Sprint Corp*                                             7,700           184,800
Verizon Communications, Inc.                            17,300           827,978
WorldCom, Inc. - WorldCom Group*                        10,000           156,900
                                                                     -----------
                                                                       1,556,942
                                                                     -----------
Tobacco (2.00%)
Philip Morris Cos., Inc.                                15,600           703,248
                                                                     -----------
Utilities (5.02%)
Allegheny Energy, Inc.                                   4,700           169,388
Dominion Resources, Inc.                                 2,000           117,000
Duke Energy Corp.                                       10,000           368,100
Entergy Corp.                                            6,100           236,070
Mirant Corp.*                                            5,600           140,336
NiSource, Inc.                                           8,200           180,810
SBC Communications, Inc.                                 9,500           355,775
Sempra Energy                                            4,000            97,600
UtiliCorp United, Inc.                                   3,800            95,912
                                                                     -----------
                                                                       1,760,991
                                                                     -----------

TOTAL COMMON STOCKS (98.67%)
(Cost $30,486,629)                                                    34,646,833
                                                                     -----------


See notes to financial statements                                             16

                                                  INTEREST   PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                  RATE     (000'S OMITTED)       VALUE
----------------------------------                  ----     ---------------       -----
SHORT-TERM INVESTMENTS
(Cost $456,000)
Joint Repurchase Agreement (1.30%)
Investment in a joint repurchase
agreement transaction with UBS Warburg, Inc.
- Dated 12-07-01, due 12-10-01
(Secured by U.S. Treasury Bond, 8.125%
due 08-15-21)                                       1.82%          $456         $   456,000
                                                                                -----------
TOTAL SHORT-TERM INVESTMENTS (1.30%)                                                456,000
                                                                                -----------
TOTAL INVESTMENTS (99.97%)                                                       35,102,833
                                                                                -----------
OTHER ASSETS AND LIABILITIES, NET (0.03%)                                            10,618
                                                                                -----------
TOTAL NET ASSETS (100.00%)                                                      $35,113,451
                                                                                ===========

* Non-income producing security.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage show for each investment category is the total value of that category as a percentage of the net assets of the Fund.


See notes to financial statements                                             17

John Hancock V.A. Large Cap Growth Fund
Schedule of Investments
December 7, 2001  (Unaudited)

--------------------------------------------------------------------------------

                                                    NUMBER OF
ISSUER, DESCRIPTION                                   SHARES            VALUE
-------------------                                   ------            -----

COMMON STOCKS
(Cost $4,299,898)
Aerospace (2.16%)
Boeing Co. (The)                                       1,700         $    63,410
General Dynamics Corp.                                   600              48,120
                                                                     -----------
                                                                         111,530
                                                                     -----------
Banks - United States (1.68%)
State Street Corp.                                     1,600              86,880
                                                                     -----------
Computers (14.29%)
Adobe Systems, Inc.                                    1,700              62,033
Affiliated Computer Services, Inc.*                      400              39,028
BEA Systems, Inc.*                                     1,700              28,951
Check Point Software Technologies Ltd. (Israel)*       2,350              93,836
Cisco Systems, Inc.*                                   2,000              42,320
EarthLink, Inc.*                                       2,250              31,050
Electronic Data Systems Corp.                          1,000              70,100
First Data Corp.                                         800              61,944
Juniper Networks, Inc.*                                3,500              89,530
Microsoft Corp.*                                       1,500             101,745
PeopleSoft, Inc.*                                      1,550              59,752
Sun Microsystems, Inc.*                                4,250              56,908
                                                                     -----------
                                                                         737,197
                                                                     -----------
Diversified Operations (8.01%)
General Electric Co.                                   3,727             138,458
Honeywell International, Inc.                          1,500              51,255
Tyco International Ltd.                                3,800             223,592
                                                                     -----------
                                                                         413,305
                                                                     -----------
Electronics (12.97%)
Analog Devices, Inc.*                                  1,315              60,924
Broadcom Corp. (Class A)*                              1,300              59,228
Celestica, Inc. (Canada)*                              1,837              87,074
Intel Corp.                                            4,500             149,580
Maxim Integrated Products, Inc.*                       1,400              83,034
NVIDIA Corp.*                                            900              53,955
Taiwan Semiconductor Manufacturing Co. Ltd.,
   American Depositary Receipts (ADR) (Taiwan)*        5,000              93,650
Texas Instruments, Inc.                                2,500              81,750
                                                                     -----------
                                                                         669,195
                                                                     -----------


See notes to financial statements                                             18

                                                    NUMBER OF
ISSUER, DESCRIPTION                                   SHARES            VALUE
-------------------                                   ------            -----

Fiber Optics (0.71%)
JDS Uniphase Corp.*                                    3,500         $    36,855
                                                                     -----------
Finance (10.11%)
Citigroup, Inc.                                        5,378             264,651
Concord EFS, Inc.*                                     1,800              55,350
Goldman Sachs Group, Inc. (The)                          750              68,707
MBNA Corp.                                             1,780              60,502
Morgan Stanley Dean Witter & Co.                       1,300              72,358
                                                                     -----------
                                                                         521,568
                                                                     -----------
Instruments - Scientific (1.31%)
Waters Corp.*                                          1,762              67,396
                                                                     -----------
Insurance (3.47%)
American International Group, Inc.                     2,182             178,706
                                                                     -----------
Media (2.53%)
AOL Time Warner, Inc.*                                 1,610              53,098
Viacom, Inc. (Class B)*                                1,700              77,231
                                                                     -----------
                                                                         130,329
                                                                     -----------
Medical (23.50%)
Abbott Laboratories                                      500              27,570
Allergan, Inc.                                           973              73,413
AmerisourceBergen Corp.                                  925              54,085
Amgen, Inc.*                                           1,050              70,140
Baxter International, Inc.                             1,500              76,455
Forest Laboratories, Inc.*                               800              57,976
Genentech, Inc.*                                         983              55,736
Genzyme Corp.*                                         1,000              58,540
Guidant Corp.*                                         1,129              55,197
ICOS Corp.*                                              450              26,096
ImClone Systems, Inc.*                                   314              22,121
Johnson & Johnson                                        500              28,325
Laboratory Corp. of America Holdings*                    700              53,375
MedImmune, Inc.*                                       1,500              67,185
Medtronic, Inc.                                        1,281              61,488
Merck & Co., Inc.                                      1,500             100,500
Pfizer, Inc.                                           5,928             255,497
UnitedHealth Group, Inc.                                 950              68,533
                                                                     -----------
                                                                       1,212,232
                                                                     -----------
Oil & Gas (1.18%)
Anadarko Petroleum Corp.                               1,110              60,773
                                                                     -----------


See notes to financial statements                                             19

                                                                   NUMBER OF
ISSUER, DESCRIPTION                                                  SHARES            VALUE
-------------------                                                  ------            -----
Retail (11.02%)
Home Depot, Inc. (The)                                                2,312          $  114,236
Kohl's Corp.*                                                         1,000              69,960
Lowe's Cos., Inc.                                                     3,000             138,930
TJX Cos., Inc. (The)                                                  1,488              57,139
Wal-Mart Stores, Inc.                                                 3,398             188,045
                                                                                     ----------
                                                                                        568,310
                                                                                     ----------

Telecommunications (3.26%)
Nokia Corp. (ADR) (Finland)                                           4,500             100,700
Verizon Communications, Inc.                                          1,200              57,432
                                                                                     ----------
                                                                                        168,132
                                                                                     ----------

TOTAL COMMON STOCKS (96.20%)
(cost $4,299,899)                                                                     4,962,408
                                                                                     ----------

                                                     INTEREST        PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                     RATE       (000'S OMITTED)       VALUE
----------------------------------                     ----       ---------------       -----
SHORT-TERM INVESTMENTS
Cost ($210,000)
Joint Repurchase Agreement (4.07%)
Investment in a joint repurchase agreement
   transaction with UBS Warburg, Inc. - Dated
   12-07-01, due 12-10-01 (Secured by U.S.
   Treasury Bond, 8.125% due 08-15-21)                 1.82%           $210             210,000
                                                                                     ----------

TOTAL SHORT-TERM INVESTMENTS (4.07%)                                                    210,000
                                                                                     ----------
TOTAL INVESTMENTS (100.275)                                                           5,172,408
                                                                                     ----------
OTHER ASSETS AND LIABILITIES, NET (0.27%)                                               (13,813)
                                                                                     ----------
TOTAL NET ASSETS (100.00%)                                                           $5,158,595
                                                                                     ==========

* Non-income producing security.

Parenthetical disclosure of a foreign country in the security description represents country of foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


See notes to financial statements                                             20

John Hancock V.A. Mid Cap Growth Fund
Schedule of Investments
December 7, 2001  (Unaudited)

--------------------------------------------------------------------------------

                                                    NUMBER OF
ISSUER, DESCRIPTION                                   SHARES            VALUE
-------------------                                   ------            -----

COMMON STOCKS
Advertising (1.56%)
Lamar Advertising Co.*                                 1,850         $    73,723
                                                                     -----------

Banks - United States (2.80%)
Commerce Bancorp, Inc.                                   788              61,700
State Street Corp.                                     1,300              70,590
                                                                     -----------
                                                                         132,290
                                                                     -----------

Beverages (1.40%)
Coca-Cola Enterprises, Inc.                            3,392              66,076
                                                                     -----------

Broker Services (2.75%)
Legg Mason, Inc.                                       2,586             129,584
                                                                     -----------

Business Services - Misc (1.68%)
Corporate Executive Board Co. (The)*                   2,100              79,422
                                                                     -----------

Chemicals (2.73%)
Cabot Microelectronics Corp.*                          1,700             128,996
                                                                     -----------

Computers (20.53%)
Adobe Systems, Inc.                                    2,300              83,927
Affiliated Computer Services, Inc.*                    1,540             150,258
BEA Systems, Inc.*                                     4,650              79,189
Check Point Software Technologies Ltd. (Israel)*       2,350              93,835
EarthLink, Inc.*                                       2,250              31,050
Electronic Arts, Inc.*                                 1,750             110,145
Emulex Corp.*                                          1,800              66,132
Juniper Networks, Inc.*                                3,800              97,204
NVIDIA Corp.*                                            950              56,953
Parametric Technology Corp.*                          10,100              86,658
PeopleSoft, Inc.*                                      2,100              80,955
Ticketmaster*                                          2,000              33,120
                                                                     -----------
                                                                         969,426
                                                                     -----------

Electronics (9.81%)
Broadcom Corp. (Class A)*                              1,400              63,784
Celestica, Inc. (Canada)*                              1,184              56,122
Cree, Inc.*                                            2,600              67,638
Cypress Semiconductor Corp.*                           2,800              67,200
International Rectifier Corp.*                         1,517              55,158
Micrel, Inc.*                                          2,450              76,195
Semtech Corp.*                                         1,850              76,720
                                                                     -----------
                                                                         463,117
                                                                     -----------

Fiber Optics (0.91%)
Finisar Corp.*                                         3,450              42,676
                                                                     -----------


See notes to financial statements                                             21

                                                    NUMBER OF
ISSUER, DESCRIPTION                                   SHARES            VALUE
-------------------                                   ------            -----

Finance (8.49%)
Affiliated Managers Group, Inc.*                       1,041         $    76,347
Concord EFS, Inc.*                                     3,680             113,160
SEI Investments Co.                                    1,950              85,332
USA Education, Inc.                                    1,487             126,023
                                                                     -----------
                                                                         400,862
                                                                     -----------

Household (0.75%)
Mohawk Industries, Inc.*                                 699              35,139
                                                                     -----------

Instruments - Scientific (4.10%)
Applied Biosystems Group-Applera Corp.                 2,352              81,873
Waters Corp.*                                          2,923             111,805
                                                                     -----------
                                                                         193,678
                                                                     -----------

Insurance (2.81%)
Everest Re Group, Ltd. (Bermuda)                       1,042              72,158
Willis Group Holdings Ltd.*                            2,583              60,571
                                                                     -----------
                                                                         132,729
                                                                     -----------

Leisure (1.06%)
International Game Technology*                           764              50,004
                                                                     -----------

Manufacturing (3.02%)
Danaher Corp.                                          2,274             142,762
                                                                     -----------

Media (2.02%)
Westwood One, Inc.*                                    3,055              95,163
                                                                     -----------

Medical (21.47%)
Allergan, Inc.                                           870              65,641
AmerisourceBergen Corp.                                1,387              81,098
Express Scripts, Inc.*                                 1,550              66,650
Forest Laboratories, Inc.*                               749              54,280
Genzyme Corp.*                                         1,200              70,248
Guidant Corp.*                                         1,400              68,446
ICOS Corp.*                                            1,250              72,487
IDEC Pharmaceuticals Corp.*                            1,400              96,250
Invitrogen Corp.*                                      1,050              67,841
King Pharmaceuticals, Inc.*                            1,705              66,325
Laboratory Corp. of America Holdings*                    990              75,488
MedImmune, Inc.*                                       1,940              86,893
Smith & Nephew Plc (United Kingdom)                      100                 525
Teva Pharmaceutical Industries Ltd.
American Depositary Receipts (Israel)                  1,301              73,988
Varian Medical Systems, Inc.*                          1,016              67,564
                                                                     -----------
                                                                       1,013,724
                                                                     -----------

Oil & Gas (4.79%)
Anadarko Petroleum Corp.                                 878              48,071
ENSCO International, Inc.*                             2,693              56,607
GlobalSantaFe Corp.                                    2,202              54,389
Weatherford International, Inc.*                       1,935              66,912
                                                                     -----------
                                                                         225,979
                                                                     -----------


See notes to financial statements                                             22

                                                                   NUMBER OF
ISSUER, DESCRIPTION                                                  SHARES               VALUE
-------------------                                                  ------               -----
Retail (5.56%)
CDW Computer Centers, Inc.*                                             900            $   48,060
Staples, Inc.*                                                        3,900                70,824
Starbucks Corp.*                                                      2,700                51,165
TJX Cos., Inc.                                                        2,412                92,621
                                                                                       ----------
                                                                                          262,670
                                                                                       ----------

TOTAL COMMON STOCKS (98.24%)
(Cost $4,035,934)                                                                       4,638,020
                                                                                       ----------

                                                    INTEREST        PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                    RATE       (000'S OMITTED)          VALUE
----------------------------------                    ----       ---------------          -----
SHORT-TERM INVESTMENTS
(Cost $94,000)
Joint Repurchase Agreement (1.99%)
Investment in a joint repurchase
agreement transaction with UBS Warburg, Inc.
- Dated 12/7/01, due 12/10/01
(Secured by U.S. Treasury Bond, 8.125%
due 08-15-21)                                         1.82%             $94                94,000
                                                                                       ----------
TOTAL SHORT-TERM INVESTMENTS (1.99%)                                                       94,000
                                                                                       ----------
TOTAL INVESTMENTS (100.23%)                                                             4,732,020
                                                                                       ----------
OTHER ASSETS AND LIABILITIES, NET (0.23%)                                                 (10,709)
TOTAL NET ASSETS (100.00%)                                                             $4,721,311
                                                                                       ==========

* Non-income producing security.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

Parenthetical disclosure of a foreign country in the security description represents country of foreign issuer.

Portfolio Concentration

                                                                     VALUE
                                                              AS A PERCENTAGE OF
COUNTRY DIVERSIFICATION                                           NET ASSETS
-----------------------                                           ----------
Bermuda                                                                  1.53
Canada                                                                   1.19
Israel                                                                   3.55
United Kingdom                                                           0.01
United States                                                           93.95
                                                                 ------------
TOTAL INVESTMENTS                                                      100.23
                                                                 ============


See notes to financial statements                                             23

John Hancock V.A. Small Cap Growth Fund
Schedule of Investments
December 7, 2001  (Unaudited)

--------------------------------------------------------------------------------

                                                    NUMBER OF
ISSUER, DESCRIPTION                                   SHARES            VALUE
-------------------                                   ------            -----

COMMON STOCKS
Advertising (0.74%)
Getty Images, Inc.*                                    3,800         $    79,610
                                                                     -----------

Aerospace (0.66%)
Alliant Techsystems, Inc.*                               950              71,250
                                                                     -----------

Banks - United States (1.58%)
Greater Bay Bancorp                                    1,750              45,307
Southwest Bancorp. of Texas, Inc.*                     3,000              89,880
Sterling Bancshares, Inc.                              2,775              34,660
                                                                     -----------
                                                                         169,847
                                                                     -----------

Building (0.73%)
Ryland Group, Inc. (The)                               1,200              77,868
                                                                     -----------

Business Services - Misc. (2.72%)
Advisory Board Co. (The)*                                150               4,182
Corporate Executive Board Co. (The)*                   3,850             145,607
Forrester Research, Inc.*                              2,800              57,316
On Assignment, Inc.*                                   4,000              85,200
                                                                     -----------
                                                                         292,305
                                                                     -----------

Computers (14.91%)
Advent Software, Inc.*                                   800              44,256
Avocent Corp.*                                         2,700              70,200
Borland Software Corp.*                                6,000             101,340
Embarcadero Technologies,  Inc.*                       3,100              59,396
Emulex Corp.*                                          1,350              49,599
Extreme Networks, Inc.*                                1,250              20,700
Interwoven, Inc.*                                      2,250              23,400
Macromedia, Inc.*                                      5,700             128,991
Manugistics Group, Inc.*                               1,800              28,080
McAfee.com Corp.*                                      2,350              73,155
Micromuse, Inc.*                                       1,400              24,290
M-Systems Flash Disk Pioneers Ltd. (Israel)*           8,700              92,133
National Instruments Corp.*                            2,250              87,975
Netegrity, Inc.*                                       5,500             100,320
NetRatings, Inc.*                                      6,500              90,675
Openwave Systems, Inc.*                                2,400              26,640
Overture Services, Inc.*                               2,550              79,024
Precise Software Solutions Ltd.*                       2,600              56,004
RSA Security, Inc.*                                    3,900              64,935
Secure Computing Corp.*                                4,900             109,025
Silicon Storage Technology, Inc.*                      7,150             100,243
SmartForce Plc* American Depositary
Receipts (Ireland)                                     1,550              37,975
Stellent, Inc.*                                        3,500              92,995
Ulticom, Inc.*                                         3,350              39,530
                                                                     -----------
                                                                       1,600,881
                                                                     -----------


See notes to financial statements                                             24

                                                    NUMBER OF
ISSUER, DESCRIPTION                                   SHARES            VALUE
-------------------                                   ------            -----

Electronics (21.09%)
Aeroflex, Inc.*                                        7,000         $   124,320
Alpha Industries, Inc.*                                2,950              76,464
ATMI, Inc.*                                            2,750              72,297
Axcelis Technologies, Inc.*                            4,400              62,040
Brooks Automation, Inc.*                               2,050              85,280
CoorsTek, Inc.*                                        2,300              76,130
Cree, Inc.*                                            3,700              96,681
DDi Corp.*                                             5,300              65,985
DRS Technologies, Inc.*                                1,400              45,150
DuPont Photomasks, Inc.*                               2,300              97,796
EDO Corp.                                              1,900              45,315
Elantec Semiconductor, Inc.*                           2,650             112,280
Electro Scientific Industries, Inc.*                   2,650              89,331
Engineered Support Systems, Inc.                       1,250              53,700
Herley Industries, Inc.*                               2,950              45,577
LTX Corp.*                                             6,400             154,624
McDATA Corp. (Class A)*                                4,050             114,210
Microsemi Corp.*                                       3,550             126,380
Nanometrics, Inc.*                                     3,650              94,973
Pixelworks, Inc.*                                      2,600              46,150
Plexus Corp.*                                          2,000              69,020
PLX Technology, Inc.*                                  6,900             100,257
Powerwave Technologies, Inc.*                          5,100              93,840
PRI Automation, Inc.*                                  5,400             115,290
Rudolph Technologies, Inc.*                            3,050             121,725
Semtech Corp.*                                         1,100              45,617
Tellium, Inc.*                                         4,450              34,932
                                                                     -----------
                                                                       2,265,364
                                                                     -----------

Fiber Optics (0.35%)
Finisar Corp.*                                         3,050              37,728
                                                                     -----------

Finance (0.92%)
Affiliated Managers Group, Inc.*                       1,350              99,009
                                                                     -----------

Food (1.67%)
American Italian Pasta Co. (Class A)*                  2,450             100,327
Dean Foods Co.                                         1,700              78,965
                                                                     -----------
                                                                         179,292
                                                                     -----------

Insurance (3.16%)
HCC Insurance Holdings, Inc.                           1,250              34,037
Hilb, Rogal and Hamilton Co.                             950              57,665
Philadelphia Consolidated Holding Corp.*               1,750              64,400
RenaissanceRe Holdings Ltd. (Bermuda)                  1,000              95,640
StanCorp Financial Group, Inc.                         1,850              86,950
                                                                     -----------
                                                                         338,692
                                                                     -----------

Machinery (1.02%)
Global Power Equipment Group, Inc.*                    1,350              19,561
Hydril Co.*                                            2,400              54,600
SureBeam Corp. (Class A)*                              3,050              35,380
                                                                     -----------
                                                                         109,541
                                                                     -----------


See notes to financial statements                                             25

                                                    NUMBER OF
ISSUER, DESCRIPTION                                   SHARES            VALUE
-------------------                                   ------            -----

Media (3.33%)
Entercom Communications Corp.*                         2,450         $   119,756
Insight Communications Co., Inc.*                      3,100              65,131
Radio One, Inc. (Class A)*                             4,100              72,816
Scholastic Corp.*                                      2,250              99,742
                                                                     -----------
                                                                         357,445
                                                                     -----------

Medical (19.53%)
Accredo Health, Inc.*                                  2,750             107,250
Affymetrix, Inc.*                                        450              16,785
Alkermes, Inc.*                                        3,350              81,573
Alliance Imaging, Inc.*                                1,900              19,760
Angiotech Pharmaceuticals, Inc., (Canada)*               600              31,470
Bruker Daltonics, Inc.*                                2,800              46,956
Cell Genesys, Inc.*                                    2,600              61,334
Cell Therapeutics, Inc.*                               2,000              52,420
Cerner Corp.*                                          1,800              96,228
Cerus Corp.*                                           1,150              52,486
Charles River Laboratories International, Inc.*        2,450              79,870
COR Therapeutics, Inc.*                                2,300              62,376
Covance, Inc.*                                         4,250              87,040
Cross Country, Inc.*                                     200               5,400
CV Therapeutics, Inc.*                                 1,800             103,212
Cytyc Corp.*                                           3,850              95,288
Diagnostic Products Corp.                                800              32,160
Exelixis, Inc.*                                        2,950              46,492
Fred's, Inc.                                             600              22,950
Gene Logic, Inc.*                                      1,200              24,468
Inhale Therapeutic Systems, Inc.*                      4,300              77,701
Integra LifeSciences Holdings*                         1,700              46,750
Isis Pharmaceuticals, Inc.*                              250               5,690
Mid Atlantic Medical Services, Inc.*                   2,650              56,843
Myriad Genetics, Inc.*                                 1,250              74,213
Neurocrine Biosciences, Inc.*                          1,200              59,232
Noven Pharmaceuticals, Inc.*                           1,550              25,405
NPS Pharmaceuticals, Inc.*                             3,000             116,700
Pharmaceutical Product Development, Inc.*              1,850              51,689
Regeneron Pharmaceuticals, Inc.*                       2,250              65,948
Renal Care Group, Inc.*                                2,300              72,910
Salix Pharmaceuticals, Ltd.*                           3,550              63,900
Urologix, Inc.*                                        4,350              81,650
Visible Genetics, Inc. (Canada)*                       3,750              37,313
Wilson Greatbatch Technologies, Inc.*                  4,200             136,626
                                                                     -----------
                                                                       2,098,088
                                                                     -----------

Oil & Gas (5.53%)
Evergreen Resources, Inc.*                             1,500              64,500
Hanover Compressor Co.*                                1,559              42,264
Lone Star Technologies, Inc.*                          2,800              46,648
Newfield Exploration Co.*                              1,900              62,244
Oceaneering International, Inc.*                       1,000              20,100
Patterson-UTI Energy, Inc.*                            2,100              45,780
Pride International, Inc.*                             1,650              23,364
Remington Oil & Gas Corp.*                             1,150              18,561
Spinnaker Exploration Co.*                             2,400             100,080
Stone Energy Corp.*                                    2,350              87,890
Universal Compression Holdings, Inc.*                  2,950              82,895
                                                                     -----------
                                                                         594,326
                                                                     -----------


See notes to financial statements                                             26

                                                    NUMBER OF
ISSUER, DESCRIPTION                                   SHARES            VALUE
-------------------                                   ------            -----

Retail (11.77%)
99 Cents Only Stores*                                  2,785         $   106,721
Applebee's International, Inc.                           750              26,093
bebe stores, inc.*                                     1,150              21,586
Buca, Inc.*                                            4,000              58,600
Columbia Sportswear Co.*                                 925              29,369
Duane Reade, Inc.*                                     2,650              83,475
Ethan Allen Interiors, Inc.                            1,950              76,401
Hot Topic, Inc.*                                       1,400              41,300
Krispy Kreme Doughnuts, Inc.*                          2,400              96,000
O'Reilly Automotive, Inc.*                             2,300              89,892
P.F. Chang's China Bistro, Inc.*                       2,200             103,290
Panera Bread Co.*                                        200               9,884
Performance Food Group Co.*                            3,600             122,940
Ryan's Family Steak Houses, Inc.*                        500              11,025
ScanSource, Inc.*                                      1,850              83,639
Too, Inc.*                                             2,200              61,600
Tweeter Home Entertainment Group, Inc.*                4,150             114,416
Whole Foods Market, Inc.*                              2,950             135,228
                                                                     -----------
                                                                       1,264,459
                                                                     -----------

Schools / Education (1.85%)
Career Education Corp.*                                1,950              65,735
Strayer Education, Inc.                                1,500              76,005
University of Phoenix Online*                          1,725              57,184
                                                                     -----------
                                                                         198,924
                                                                     -----------

Shoes & Related Apparel (0.24%)
Skechers U.S.A. (Class A)*                             1,850              25,586
                                                                     -----------

Soap & Cleaning Preparations (0.25%)
Church & Dwight Co., Inc.                              1,000              26,180
                                                                     -----------

Telecommunications (3.33%)
AirGate PCS, Inc.*                                     1,750              93,100
Gentner Communications Corp.*                          2,400              43,320
Metro One Telecommunications, Inc.*                    1,675              58,893
Time Warner Telecom, Inc. (Class A)*                   4,750              88,635
WebEx Communications, Inc.*                            2,350              73,837
                                                                     -----------
                                                                         357,785
                                                                     -----------

Transport (1.66%)
Expeditors International of Washington, Inc.           1,450              84,100
Forward Air Corp.*                                     2,850              94,050
                                                                     -----------
                                                                         178,150
                                                                     -----------

Waste Disposal Service & Equip. (1.06%)
Stericycle, Inc.*                                        300              17,994
Waste Connections, Inc.*                               3,300              95,700
                                                                     -----------
                                                                         113,694
                                                                     -----------

TOTAL COMMON STOCKS (98.10%)
(Cost $9,417,001)                                                     10,536,024
                                                                     -----------


See notes to financial statements                                             27

                                                                      INTEREST            PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                      RATE           (000'S OMITTED)           VALUE
----------------------------------                                      ----           ---------------           -----
SHORT-TERM INVESTMENTS
(Cost $226,000)
Joint Repurchase Agreement (2.10%)
Investment in a joint repurchase agreement
transaction with UBS Warburg, Inc. - Dated 12-07-01,
due 12-10-01 (Secured by U.S. Treasury Bond, 8.125%
due 08-15-21)                                                           1.82%                $226             $   226,000
                                                                                                              -----------
TOTAL SHORT-TERM INVESTMENTS (2.10%)                                                                              226,000
                                                                                                              -----------
TOTAL INVESTMENTS (100.20%)                                                                                    10,762,024
                                                                                                              -----------
OTHER ASSETS AND LIABILITIES, NET (0.20%)                                                                         (20,972)
                                                                                                              -----------
TOTAL NET ASSETS (100.00%)                                                                                    $10,741,052
                                                                                                              ===========

* Non-income producing security.

Parenthetical disclosure of a foreign country in the security description represents country of foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


See notes to financial statements                                             28

John Hancock Funds - Declaration Trust

                                                       V.A.            V.A.           V.A.          V.A.          V.A.
Statements of Assets and Liabilities                   BOND        CORE EQUITY     LARGE CAP      MID CAP      SMALL CAP
Final Report   December 7, 2001* (Unaudited)           FUND            FUND       GROWTH FUND   GROWTH FUND   GROWTH FUND
--------------------------------------------------  -----------    -----------    -----------   -----------   -----------
ASSETS
Investments at value (cost - $68,029,605,
   $30,486,629, $4,299,899, $4,035,934 and
   $9,417,001, respectively)                        $68,089,753    $34,646,833    $4,962,408    $4,638,020    $10,536,024
Joint repurchase agreements (cost -
   $ 3,231,000 $456,000, $210,000, $94,000
   and $226,000, respectively)                        3,231,000        456,000       210,000        94,000        226,000
                                                    -----------    -----------    ----------    ----------    -----------
                                                     71,320,753     35,102,833     5,172,408     4,732,020     10,762,024

Cash                                                        337            509           267           465            102
Receivable for investments sold                         163,260          2,155            --            --             --
Dividends and interest receivable                     1,020,501         42,564         1,664           837            713
                                                    -----------    -----------    ----------    ----------    -----------
                       Total assets                  72,504,851     35,148,061     5,174,339     4,733,322     10,762,839
                       ---------------------------  -----------    -----------    ----------    ----------    -----------

LIABILITIES
Payable for investments purchased                     2,178,360             --            --            --             --
Payable to affiliates                                    37,754         25,213        12,128         6,861         16,530
Accounts payable and accrued expenses                     6,313          9,397         3,616         5,150          5,257
                                                    -----------    -----------    ----------    ----------    -----------
                       Total liabilities              2,222,427         34,610        15,744        12,011         21,787
                       ---------------------------  -----------    -----------    ----------    ----------    -----------

NET ASSETS
Capital paid-in                                      70,310,458     36,840,131    10,431,724     8,203,648     13,813,037
Accumulated net realized loss on investments
   and foreign currency transactions                    (88,055)    (5,886,623)   (5,935,522)   (4,084,395)    (4,190,894)
Net unrealized appreciation of investments               60,148      4,160,204       662,509       602,086      1,119,023
Distributions in excess of net investment income,
   accumulated net investment loss                         (127)          (261)         (116)          (28)          (114)
                                                    -----------    -----------    ----------    ----------    -----------
                       Net Assets                   $70,282,424    $35,113,451    $5,158,595    $4,721,311    $10,741,052
                       ===========================  ===========    ===========    ==========    ==========    ===========

Net Asset Value Per Share:
(Based on 6,835,138, 2,248,120, 709,190,
   473,865 and 857,372, shares, respectively,
   of beneficial interest outstanding -
   unlimited number of shares authorized with
   no par value)                                         $10.28         $15.62         $7.27         $9.96         $12.53
                                                    ===========    ===========    ==========    ==========    ===========

* The net assets of V.A. Bond Fund, V.A. Core Equity Fund, V.A. Large Cap Growth Fund, V.A. Mid Cap Growth Fund and V.A. Small Cap Growth Fund (each a "Fund," collectively, the "Funds"), were merged into the VST Active Bond Fund, VST Growth & Income Fund, VST Growth & Income Fund, VST Fundamental Growth Fund and VST Small Cap Growth Fund, respectively, as of the close of business on December 7, 2001, and the Funds were subsequently terminated. The Statements of Assets and Liabilities reflect the Funds' position prior to the transfer of net assets and the termination of the Funds. See Note A to financial statements.

See notes to financial statements

John Hancock Funds - Declaration Trust

Statements of Operations
Period from January 1, 2001 to December 7, 2001* (Unaudited)
--------------------------------------------------------------------------------

                                                  -----------    -----------    -----------    -----------    -----------
                                                     V.A.           V.A.            V.A.           V.A.           V.A.
                                                     BOND        CORE EQUITY     LARGE CAP       MID CAP       SMALL CAP
                                                     FUND           FUND        GROWTH FUND    GROWTH FUND    GROWTH FUND
                                                  -----------    -----------    -----------    -----------    -----------
Investment Income:
Interest                                          $3,185,970         $27,009         $7,020         $8,500         $4,868
Dividends (net of foreign withholding tax
   of none, $2,690, $288, $53 and none,
   respectively)                                       6,344         464,181         30,791         10,237         12,063
Securities lending income                                 --              69             --             --         18,556
                                                  ----------     -----------    -----------    -----------    -----------
                   Total investment income         3,192,314         491,259         37,811         18,737         35,487
                   -----------------------------  ----------     -----------    -----------    -----------    -----------

Expenses:
Investment management fee                            257,587         248,793         48,651         46,727         90,338
Custodian fee                                         47,326          22,877          6,725         18,416         40,458
Accounting and legal services fee                     10,575           7,208          1,306          1,253          2,356
Auditing fee                                           5,000           5,000          5,000          5,000          5,000
Printing                                               3,471              --          4,645            495             --
Trustees' fee                                          1,593           2,243            674            593          1,003
Miscellaneous                                          1,457           2,860            150            135            249
Organization expense                                   1,413           1,413          1,413             --          1,413
Legal fees                                               701             337             53             67            176
Registration and filing fees                              17              37            684             17            822
Interest expense                                           8             101          3,151            508          1,739
                                                  ----------     -----------    -----------    -----------    -----------
                   Total expenses                    329,148         290,869         72,452         73,211        143,554
                   -----------------------------  ----------     -----------    -----------    -----------    -----------
                   Less expense reductions                --              --         (7,585)       (10,908)       (23,103)
                   -----------------------------  ----------     -----------    -----------    -----------    -----------
                   Net expenses                      329,148         290,869         64,867         62,303        120,451
                   -----------------------------  ----------     -----------    -----------    -----------    -----------
                   Net investment income (loss)    2,863,166         200,390        (27,056)       (43,566)       (84,964)
                   -----------------------------  ----------     -----------    -----------    -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain (loss) on:
   Investments                                       924,543      (5,022,623)    (4,169,682)    (3,379,863)    (1,949,799)
   Foreign currency transactions                          --              --             --             (2)            --
   Change in net unrealized appreciation
      (depreciation) on:
   Investments                                      (593,566)        316,860      1,054,719         12,234       (666,076)
                                                  ----------     -----------    -----------    -----------    -----------
                   Net realized and unrealized
                      gain (loss)                    330,977      (4,705,763)    (3,114,963)    (3,367,631)    (2,615,875)
                   -----------------------------  ----------     -----------    -----------    -----------    -----------
                   Increase (decrease) in net
                      assets from operations      $3,194,143     ($4,505,373)   ($3,142,019)   ($3,411,197)   ($2,700,839)
                   =============================  ==========     ===========    ===========    ===========    ===========

* The net assets of V.A. Bond Fund, V.A. Core Equity Fund, V.A. Large Cap Growth Fund, V.A. Mid Cap Growth Fund and V.A. Small Cap Growth Fund (each a "Fund," collectively, the "Funds"), were merged into the VST Active Bond Fund, VST Growth & Income Fund, VST Growth & Income Fund, VST Fundamental Growth Fund and VST Small Cap Growth Fund, respectively, as of the close of business on December 7, 2001, and the Funds were subsequently terminated. The Statements of Operations reflect the Funds' position prior to the transfer of net assets and the termination of the Funds. See Note A to financial statements.


See notes to financial statements

John Hancock Funds - Declaration Trust

Statements of Changes in Net Assets

                                                     V.A. BOND FUND                     V.A. CORE EQUITY FUND
                                           ----------------------------------    ----------------------------------
                                                                PERIOD FROM                           PERIOD FROM
                                              YEAR ENDED      JANUARY 1, 2001       YEAR ENDED      JANUARY 1, 2001
                                             DECEMBER 31,      TO DECEMBER 7,      DECEMBER 31,      TO DECEMBER 7,
                                                 2000              2001*               2000              2001*
                                                                (UNAUDITED)                           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
From operations:
Net investment income (loss)                  $1,040,920         $2,863,166           $196,241           $200,390
Net realized gain (loss)                        (152,050)           924,543            153,575         (5,022,623)
Change in net unrealized appreciation
  (depreciation)                               1,085,497           (593,566)        (3,702,349)           316,860
                                             ------------------------------        ------------------------------
Net increase (decrease) in net assets
  resulting from operations                    1,974,367          3,194,143         (3,352,533)        (4,505,373)
                                             ------------------------------        ------------------------------

Distributions to shareholders:
From net investment income                    (1,040,858)        (3,006,234)          (199,287)          (200,353)
From net realized gain                                --           (550,880)          (695,716)                --
In excess of net realized gain                        --                 --           (844,741)                --
                                             ------------------------------        ------------------------------
Total distributions to shareholders           (1,040,858)        (3,557,114)        (1,739,744)          (200,353)
                                             ------------------------------        ------------------------------

From fund share transactions: #
Shares sold                                   13,994,748         51,062,154         11,671,817          6,946,839
Distributions reinvested                       1,040,858          3,557,114          1,739,743            200,353
Shares repurchased                            (3,326,986)        (9,146,590)       (12,638,050)        (8,000,565)
                                             ------------------------------        ------------------------------
Net increase (decrease)                       11,708,620         45,472,678            773,510           (853,373)
                                             ------------------------------        ------------------------------

Net assets:
Beginning of period                           12,530,588         25,172,717         44,991,317         40,672,550
End of period **                             $25,172,717        $70,282,424        $40,672,550        $35,113,451
                                             ==============================        ==============================

# Analysis of Fund share transactions:
Shares sold                                    1,400,901          4,920,465            601,375            416,456
Distributions reinvested                         104,450            340,916             99,280             13,094
Shares repurchased                              (336,738)          (872,100)          (662,061)          (503,372)
                                             ------------------------------        ------------------------------
Net increase (decrease)                        1,168,613          4,389,281             38,594            (73,822)
                                             ------------------------------        ------------------------------

                                                 V.A. LARGE CAP GROWTH FUND            V.A. MID CAP GROWTH FUND
                                             ----------------------------------   ----------------------------------
                                                                  PERIOD FROM                          PERIOD FROM
                                               YEAR ENDED       JANUARY 1, 2001      YEAR ENDED      JANUARY 1, 2001
                                              DECEMBER 31,      TO DECEMBER 7,      DECEMBER 31,     TO DECEMBER 7,
                                                  2000               2001*              2000              2001*
                                                                  (UNAUDITED)                          (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
From operations:
Net investment income (loss)                    ($116,390)          ($27,056)          ($55,546)          ($43,566)
Net realized gain (loss)                       (1,715,484)        (4,169,682)          (691,193)        (3,379,865)
Change in net unrealized appreciation
  (depreciation)                               (4,414,002)         1,054,719         (1,246,996)            12,234
                                              ------------------------------        ------------------------------
Net increase (decrease) in net assets
  resulting from operations                    (6,245,876)        (3,142,019)        (1,993,735)        (3,411,197)
                                              ------------------------------        ------------------------------

Distributions to shareholders:
From net investment income                             --                 --                 --                 --
From net realized gain                           (643,661)                --            (78,273)                --
In excess of net realized gain                         --                 --                 --                 --
                                              ------------------------------        ------------------------------
Total distributions to shareholders              (643,661)                --            (78,273)                --
                                              ------------------------------        ------------------------------

From fund share transactions: #
Shares sold                                     5,563,562            578,769         12,664,811            380,006
Distributions reinvested                          643,661                 --             78,273                 --
Shares repurchased                             (8,885,412)        (4,582,361)        (5,552,026)        (3,729,348)
                                              ------------------------------        ------------------------------
Net increase (decrease)                        (2,678,189)        (4,003,592)         7,191,058         (3,349,342)
                                              ------------------------------        ------------------------------

Net assets:
Beginning of period                            21,871,932         12,304,206          6,362,800         11,481,850
End of period **                              $12,304,206         $5,158,595        $11,481,850         $4,721,311
                                              ==============================        ==============================

# Analysis of Fund share transactions:
Shares sold                                       376,363             76,240            699,219             31,398
Distributions reinvested                           62,310                 --              5,222                 --
Shares repurchased                               (628,273)          (564,801)          (313,149)          (318,608)
                                              ------------------------------        ------------------------------
Net increase (decrease)                          (189,600)          (488,561)           391,292           (287,210)
                                              ------------------------------        ------------------------------

                                                  V.A. SMALL CAP GROWTH FUND
                                             -----------------------------------
                                                                   PERIOD FROM
                                                YEAR ENDED       JANUARY 1, 2001
                                               DECEMBER 31,      TO DECEMBER 7,
                                                   2000               2001*
                                                                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
From operations:
Net investment income (loss)                     ($194,883)          ($84,964)
Net realized gain (loss)                        (2,221,923)        (1,949,799)
Change in net unrealized appreciation
  (depreciation)                                (5,140,485)          (666,076)
                                               ------------------------------
Net increase (decrease) in net assets
  resulting from operations                     (7,557,291)        (2,700,839)
                                               ------------------------------

Distributions to shareholders:
From net investment income                              --                 --
From net realized gain                          (1,193,201)                --
In excess of net realized gain                          --                 --
                                               ------------------------------
Total distributions to shareholders             (1,193,201)                --
                                               ------------------------------

From fund share transactions: #
Shares sold                                     18,612,044            574,140
Distributions reinvested                         1,193,201                 --
Shares repurchased                             (12,149,701)        (6,903,911)
                                               ------------------------------
Net increase (decrease)                          7,655,544         (6,329,771)
                                               ------------------------------

Net assets:
Beginning of period                             20,866,610         19,771,662
End of period **                               $19,771,662        $10,741,052
                                               ==============================

# Analysis of Fund share transactions:
Shares sold                                        888,422             44,352
Distributions reinvested                            86,905                 --
Shares repurchased                                (658,355)          (559,951)
                                               ------------------------------
Net increase (decrease)                            316,972           (515,599)
                                               ------------------------------

* The net assets of V.A. Bond Fund, V.A. Core Equity Fund, V.A. Large Cap Growth Fund, V.A. Mid Cap Growth Fund and V.A. Small Cap Growth Fund (each a "Fund," collectively, the "Funds"), were merged into the VST Active Bond Fund, VST Growth & Income Fund, VST Growth & Income Fund, VST Fundamental Growth Fund and VST Small Cap Growth Fund, respectively, as of the close of business on December 7, 2001, and the Funds were subsequently terminated. The Statements of Changes in Net Assets reflect the Funds' position prior to the transfer of net assets and the termination of the Funds. See Note A to Financial Statements.

** Includes undistributed (distributions in excess of) net investment income, (accumulated net investment loss) of $21,480, ($127), ($197), ($261), ($91),
   ($116), ($8), ($28), ($76) and ($114), respectively.

See notes to financial statements

John Hancock Funds - Declaration Trust
Financial Highlights

                                                                              V.A. BOND FUND
                                          -----------------------------------------------------------------------------------------
                                            PERIOD                                                                  PERIOD FROM
                                             ENDED                         YEAR ENDED DECEMBER 31,               JANUARY 1, 2001 TO
                                          DECEMBER 31,   ------------------------------------------------------   DECEMBER 7, 2001
                                            1996(1)          1997          1998          1999          2000         (UNAUDITED)
Per Share Operating Performance             $10.00          $10.19        $10.36        $10.51         $9.81          $10.29
                                          -----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          0.23            0.68          0.63          0.64          0.64            0.54
Net Investment Income(2)                      0.21            0.24          0.32         (0.70)         0.50            0.10
                                          -----------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss)
  on Investments                              0.44            0.92          0.95         (0.06)         1.12            0.64
                                          -----------------------------------------------------------------------------------------
Total from Investment Operations
Less Distributions:                          (0.23)          (0.68)        (0.63)        (0.64)        (0.64)          (0.57)
From Net Investment Income                   (0.02)          (0.07)        (0.17)           --            --           (0.08)
                                          -----------------------------------------------------------------------------------------
From Net Realized Gain                       (0.25)          (0.75)        (0.80)        (0.64)        (0.64)          (0.65)
                                          -----------------------------------------------------------------------------------------
Total Distributions                         $10.19          $10.36        $10.51         $9.81        $10.29          $10.28(3)
                                          =========================================================================================
Net Asset Value, End of Period                4.42%(5,6)      9.30%(6)      9.41%(6)     (0.51%)(6)    11.89%(6)        6.30%(5)
Total Return(4)
Ratios and Supplemental Data
Net Assets, End of Period (000s omitted)    $1,056          $3,682       $10,669       $12,531       $25,173         $70,282
Ratio of Expenses to Average Net Assets       0.75%(7)        0.75%         0.75%         0.75%         0.75%           0.64%(7)
Ratio of Adjusted Expenses to Average
  Net Assets(8)                               4.15%(7)        2.53%         1.34%         1.01%         0.92%             --
Ratio of Net Investment Income to
  Average Net Assets                          6.69%(7)        6.57%         5.93%         6.39%         6.47%           5.56%(7,9)
Portfolio Turnover Rate                         45%            193%          367%          307%          298%            361%

(1) Commenced operations on August 29, 1996.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Net asset value per share before the merger of assets to VST Active Bond Fund and the termination of the Fund. See Note A to financial statements.
(4) Assumes dividend reinvestment.
(5) Not annualized.
(6) The total returns would have been lower had certain expenses not been reduced during the periods shown.
(7) Annualized.
(8) Does not take into consideration expense reductions during the periods shown.
(9) Had the Fund not amortized premiums on debt securities, the annualized ratio of net investment income to average net assets would have been 5.84%.

See notes to financial statements

John Hancock Funds - Declaration Trust
Financial Highlights

                                                                          V.A. CORE EQUITY FUND
                                             ----------------------------------------------------------------------------------
                                               PERIOD                                                           PERIOD FROM
                                                ENDED                    YEAR ENDED DECEMBER 31,             JANUARY 1, 2001 TO
                                             DECEMBER 31,      -------------------------------------------    DECEMBER 7, 2001
                                               1996(1)          1997         1998        1999        2000       (UNAUDITED)
Per Share Operating Performance
Net Asset Value, Beginning of Period           $10.00          $11.11       $14.11      $17.74      $19.70         $17.52
                                             ----------------------------------------------------------------------------------
Net Investment Income(2)                         0.06            0.16         0.10        0.09        0.08           0.09
Net Realized and Unrealized Gain (Loss)
  on Investments                                 1.12            3.23         3.90        2.36       (1.48)         (1.90)
                                             ----------------------------------------------------------------------------------
Total from Investment Operations                 1.18            3.39         4.00        2.45       (1.40)         (1.81)
                                             ----------------------------------------------------------------------------------
Less Distributions:
From Net Investment Income                      (0.06)          (0.14)       (0.10)      (0.09)      (0.09)         (0.09)
In Excess of Net Investment Income                 --              --           --          --(3)       --             --
From Net Realized Gain                          (0.01)          (0.25)       (0.27)      (0.40)      (0.31)            --
In Excess of Net Realized Gain                     --              --           --          --       (0.38)            --
                                             ----------------------------------------------------------------------------------
Total Distributions                             (0.07)          (0.39)       (0.37)      (0.49)      (0.78)         (0.09)
                                             ----------------------------------------------------------------------------------
Net Asset Value, End of Period                 $11.11          $14.11       $17.74      $19.70      $17.52         $15.62(4)
                                             ==================================================================================
Total Return(5)                                 11.78%(6,7)     30.68%(7)    28.42%      13.89%      (7.11%)       (10.34%)(6)
Ratios and Supplemental Data
Net Assets, End of Period (000s omitted)       $1,149          $8,719      $26,691     $44,991     $40,673        $35,113
Ratio of Expenses to Average Net Assets          0.95%(8)        0.95%        0.95%       0.83%       0.85%          0.82%(8)
Ratio of Adjusted Expenses to Average
  Net Assets(9)                                  4.23%(8)        1.59%          --          --          --             --
Ratio of Net Investment Income to
  Average Net Assets                             1.60%(8)        1.24%        0.65%       0.47%       0.45%          0.56%(8)
Portfolio Turnover Rate                            24%             53%          55%         77%         97%            78%

(1) Commenced operations on August 29, 1996.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Less than $0.01 per share.
(4) Net asset value per share before the merger of assets to VST Growth & Income Fund and the termination of the Fund. See Note A to financial statements.
(5) Assumes dividend reinvestment.
(6) Not annualized.
(7) The total returns would have been lower had certain expenses not been reduced during the periods shown.
(8) Annualized.
(9) Does not take into consideration expense reductions during the periods shown.

See notes to financial statements

John Hancock Funds - Declaration Trust
Financial Highlights

                                                                        V.A. LARGE CAP GROWTH FUND
                                         -----------------------------------------------------------------------------------------
                                            PERIOD                                                                  PERIOD FROM
                                            ENDED                         YEAR ENDED DECEMBER 31,               JANUARY 1, 2001 TO
                                         DECEMBER 31,      ---------------------------------------------------   DECEMBER 7, 2001
                                           1996(1)           1997           1998          1999           2000       (UNAUDITED)
Per Share Operating Performance
Net Asset Value, Beginning of Period       $10.00            $9.39         $10.73        $13.37         $15.77         $10.27
                                         -----------------------------------------------------------------------------------------
Net Investment Loss(2)                      (0.01)           (0.04)            --(3)      (0.04)         (0.08)         (0.03)
Net Realized and Unrealized Gain
  (Loss) on Investments                     (0.60)            1.38           2.64          2.80          (4.85)         (2.97)
                                         -----------------------------------------------------------------------------------------
Total from Investment Operations            (0.61)            1.34           2.64          2.76          (4.93)         (3.00)
                                         -----------------------------------------------------------------------------------------
Less Distributions:
From Net Realized Gain                         --               --             --         (0.36)         (0.57)            --
                                         -----------------------------------------------------------------------------------------
Net Asset Value, End of Period              $9.39           $10.73         $13.37        $15.77         $10.27          $7.27(4)
                                         =========================================================================================
Total Return(5)                             (6.10%)(6,7)     14.27%(7)      24.60%(7)     20.71%(7)     (31.30%)       (29.21%)(6)
Ratios and Supplemental Data
Net Assets, End of Period (000s omitted)     $994           $3,733        $10,372       $21,872        $12,304         $5,159
Ratio of Expenses to Average Net Assets      1.00%(8)         1.00%          1.00%         1.00%          0.96%          1.00%(8)
Ratio of Adjusted Expenses to Average
  Net Assets(9)                              4.76%(8)         2.37%          1.33%         1.02%            --           1.12%(8)
Ratio of Net Investment Loss to
  Average Net Assets                        (0.23%)(8)       (0.39%)           --         (0.25%)        (0.59%)        (0.42%)(8)
Portfolio Turnover Rate                        68%             136%           176%          172%           170%           157%

(1) Commenced operations on August 29, 1996.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Less than $0.01 per share.
(4) Net asset value per share before the merger of assets to VST Growth & Income Fund and the termination of the Fund. See Note A to financial statements.
(5) Assumes dividend reinvestment.
(6) Not annualized.
(7) The total returns would have been lower had certain expenses not been reduced during the periods shown.
(8) Annualized.
(9) Does not take into consideration expense reductions during the periods shown.

See notes to financial statements

John Hancock Funds - Declaration Trust
Financial Highlights

                                                                                  V.A. MID CAP GROWTH FUND
                                                                --------------------------------------------------------------
                                                                   PERIOD                                       PERIOD FROM
                                                                   ENDED           YEAR ENDED DECEMBER 31,  JANUARY 1, 2001 TO
                                                                DECEMBER 31,       -----------------------   DECEMBER 7, 2001
                                                                  1998(1)            1999           2000        (UNAUDITED)
Per Share Operating Performance
Net Asset Value, Beginning of Period                              $10.00            $11.03         $17.21         $15.09
                                                                --------------------------------------------------------------
Net Investment Income (Loss)(2)                                     0.01             (0.03)         (0.08)         (0.08)
Net Realized and Unrealized Gain (Loss) on Investments              1.03              6.23          (1.94)         (5.05)
                                                                --------------------------------------------------------------
Total from Investment Operations                                    1.04              6.20          (2.02)         (5.13)
                                                                --------------------------------------------------------------
Less Distributions:
From Net Investment Income                                         (0.01)               --             --             --
From Net Realized Gain                                                --             (0.02)         (0.10)            --
Tax Return of Capital                                                 --(3)             --             --             --
                                                                --------------------------------------------------------------
Total Distributions                                                (0.01)            (0.02)         (0.10)            --
                                                                --------------------------------------------------------------
Net Asset Value, End of Period                                    $11.03            $17.21         $15.09          $9.96(4)
                                                                ==============================================================
Total Return(5,6)                                                  10.35%(7)         56.18%        (11.73%)       (34.00%)(7)
Ratios and Supplemental Data
Net Assets, End of Period (000s omitted)                          $1,779            $6,363        $11,482         $4,721
Ratio of Expenses to Average Net Assets                             1.00%(8)          1.00%          1.00%          1.00%(8)
Ratio of Adjusted Expenses to Average Net Assets(9)                 4.23%(8)          2.36%          1.10%          1.18%(8)
Ratio of Net Investment Income (Loss) to Average Net Assets         0.06%(8)         (0.23%)        (0.42%)        (0.70%)(8)
Portfolio Turnover Rate                                              103%              136%           155%           183%

(1) Commenced operations on January 7, 1998.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Less than $0.01 per share.
(4) Net asset value per share before the merger of assets to VST Fundamental Growth Fund and the termination of the Fund. See Note A to financial statements.
(5) Assumes dividend reinvestment.
(6) The total returns would have been lower had certain expenses not been reduced during the periods shown.
(7) Not annualized.
(8) Annualized.
(9) Does not take into consideration expense reductions during the periods shown.

See notes to financial statements

John Hancock Funds - Declaration Trust
Financial Highlights

                                                                    V.A. SMALL CAP GROWTH FUND
                                             --------------------------------------------------------------------------------
                                                PERIOD                                                         PERIOD FROM
                                                ENDED                  YEAR ENDED DECEMBER 31,             JANUARY 1, 2001 TO
                                             DECEMBER 31,     ------------------------------------------    DECEMBER 7, 2001
                                               1996(1)         1997        1998        1999        2000        (UNAUDITED)
Per Share Operating Performance
Net Asset Value, Beginning of Period           $10.00          $9.32      $10.35      $12.00      $19.76         $14.40
                                             --------------------------------------------------------------------------------
Net Investment Income (Loss)(2)                  0.02          (0.02)      (0.06)      (0.10)      (0.13)         (0.08)
Net Realized and Unrealized Gain
  (Loss) on Investments                         (0.68)          1.05        1.71        8.29       (4.33)         (1.79)
                                             --------------------------------------------------------------------------------
Total from Investment Operations                (0.66)          1.03        1.65        8.19       (4.46)         (1.87)
                                             --------------------------------------------------------------------------------
Less Distributions:
From Net Investment Income                      (0.02)            --(3)       --          --          --             --
From Net Realized Gain                             --             --          --       (0.43)      (0.90)            --
                                             --------------------------------------------------------------------------------
Total Distributions                             (0.02)            --          --       (0.43)      (0.90)            --
                                             --------------------------------------------------------------------------------
Net Asset Value, End of Period                  $9.32         $10.35      $12.00      $19.76      $14.40         $12.53(4)
                                             ================================================================================
Total Return(5,6)                               (6.62%)(7)     11.06%      15.94%      68.52%     (22.33%)       (12.99%)(7)
Ratios and Supplemental Data
Net Assets, End of Period (000s omitted)         $975         $3,841      $8,232     $20,867     $19,772        $10,741
Ratio of Expenses to Average Net Assets          1.00%(8)       1.00%       1.00%       1.00%       1.00%          1.00%(8)
Ratio of Adjusted Expenses to
  Average Net Assets(9)                          5.19%(8)       2.72%       1.63%       1.38%       1.10%          1.19%(8)
Ratio of Net Investment Income (Loss)
  to Average Net Assets                          0.62%(8)      (0.16%)     (0.59%)     (0.76%)     (0.68%)        (0.71%)(8)
Portfolio Turnover Rate                            31%            79%         93%        120%        104%            69%

(1) Commenced operations on August 29, 1996.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Less than $0.01 per share.
(4) Net asset value per share before the merger of assets to VST Small Cap Growth Fund and the termination of the Fund. See Note A to financial statements.
(5) Assumes dividend reinvestment.
(6) The total returns would have been lower had certain expenses not been reduced during the periods shown.
(7) Not annualized.
(8) Annualized.
(9) Does not take into consideration expense reductions during the periods shown.

See notes to financial statements

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
NOTE A -
ACCOUNTING POLICIES

John Hancock V.A. Bond Fund ("V.A. Bond Fund"), John Hancock V.A. Core Equity Fund ("V.A. Core Equity Fund"), John Hancock V.A. Large Cap Growth Fund ("V.A. Large Cap Growth Fund"), John Hancock V.A. Mid Cap Growth Fund ("V.A. Mid Cap Growth Fund") and John Hancock V.A. Small Cap Growth Fund ("V.A. Small Cap Growth Fund"), (each a "Fund," collectively, the "Funds") are separate series of John Hancock Declaration Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940. The Trust, organized as a Massachusetts business trust in 1995, consists of fifteen different series as of December 7, 2001. The other series of the Trust are reported in separate shareholders' reports. Each Fund currently has one class of shares with equal rights as to voting, redemption, dividends and liquidation within its respective Funds. The Trustees may authorize the creation of additional series from time to time to satisfy various investment objectives. An insurance company issuing a Variable Contract that participates in the Trust may vote shares of the Funds held by the insurance company's separate accounts as required by law. In accordance with current law and interpretations thereof, participating insurance companies are required to request voting instructions from policy owners and must vote shares of the Funds in proportion to the voting instructions received.

The investment objective of the V.A. Bond Fund was to seek a high level of current income consistent with prudent investment risk. The investment objective of the V.A. Core Equity Fund was to seek above average total return, consisting of capital appreciation and income. The investment objective of the V.A. Large Cap Growth Fund, V.A. Mid Cap Growth Fund and V.A. Small Cap Growth Fund was to seek long-term capital appreciation.

On December 5, 2001, shareholders of the Funds approved a plan of reorganization between the Funds and Variable Series Trust I ("VST") funds ("Acquiring VST Funds") providing for the transfer of substantially all of the assets and liabilities of the Funds in exchange solely for shares of beneficial interest of the following VST funds:

ACQUIRED FUND                       ACQUIRING VST FUNDS
-------------                       -------------------

V.A. Bond                       VST Active Bond Fund
V.A. Core Equity                VST Growth & Income Fund
V.A. Large Cap Growth           VST Growth & Income Fund
V.A. Mid Cap Growth             VST Fundamental Growth Fund
V.A. Small Cap Growth           VST Small Cap Growth Fund

After this transaction and as of the close of business on December 7, 2001, the Funds will be terminated. The financial statements presented herein reflect the position of the Funds prior to the exchange of net assets and termination of the Funds.

Significant accounting policies of the Funds were as follows:

VALUATION OF INVESTMENTS Securities in the Funds' portfolios were valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days were valued at amortized cost, which approximated market value.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds, along with other registered investment companies having a management contract with John Hancock Advisers, LLC. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC., may have participated in a joint repurchase agreement transaction. Aggregate cash balances were invested in one or more large repurchase agreements, whose underlying securities were obligations of the U.S. government and/or its agencies. The Funds' custodian bank received delivery of the underlying securities for the joint account on the Funds' behalf. The Adviser was responsible for ensuring that the agreement was fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions were recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments were determined on the identified cost basis.

Some securities may have be purchased on a "when-issued" or "forward delivery" basis, which mean that the securities would be delivered to the Funds at a future date, usually beyond customary settlement date

DISCOUNT AND PREMIUM ON SECURITIES The Funds accreted discount and amortized premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

EXPENSES The majority of the expenses were directly identifiable to an individual fund. Expenses which were not readily identifiable to a specific fund were allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

ORGANIZATION EXPENSES Expenses incurred in connection with the organization of the Funds had been capitalized and were being charged to the Funds' operations ratably over a five-year period that began with the commencement of the investment operations of the Funds.

BANK BORROWINGS The Funds were permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise may have require the untimely disposition of securities. The Funds had entered into a syndicated line of credit agreement with various banks. This agreement enabled the Funds to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permitted borrowings up to $500 million, collectively. Interest was charged to each fund, based on its borrowing. In addition, a commitment fee was charged to each fund based on the average daily unused portion of the line of credit and was allocated among the participating funds. The Funds had no borrowing activities under the line of credit during the period ended December 7, 2001.

SECURITIES LENDING The Funds may have lent securities to certain qualified brokers who paid the Funds negotiated lender fees. The loans were collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Funds may have bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. There were no securities loaned as of December 7, 2001.

FEDERAL INCOME TAXES The Funds qualified as "regulated investment companies" by complying with the applicable provisions of the Internal Revenue Code and were not subject to federal income tax on taxable income which was distributed to shareholders. Therefore, no federal income tax provision was required as of December 7, 2001, the Funds' final tax year.

As of December 7, 2001, the Funds' final tax year end, for federal income tax purposes, the Funds had the following capital loss carryforwards available:

                                 Total Capital Loss         Capital Loss        Capital Loss         Capital Loss
                                    Carryforward            Carryforward        Carryforward         Carryforward
                               as of December 7, 2002    Expiring 12-31-07   Expiring 12-31-08    Expiring 12-07-09
                               ----------------------    -----------------   -----------------    -----------------
V.A. Bond                              $283,161               $67,593              $215,568                   --
V.A. Core Equity                      5,813,498                    --                    --           $5,813,498
V.A. Large Cap Growth                 5,888,787                    --             1,306,804            4,581,983
V.A. Mid Cap Growth                   4,073,996                    --               633,415            3,440,581
V.A. Small Cap Growth                 4,131,116                    --             2,089,105            2,042,011

The unused capital loss carryforwards as of December 7, 2001 were transferred to the Acquiring VST Funds. These capital loss carryforwards will be available, to the extent provided by regulations, to offset future net capital gains of the Acquiring VST Funds. Expired capital loss carryforwards were reclassified to capital paid-in, in the year of expiration. Additionally, net capital losses attributable to security transactions occuring after October 31, 2000 were treated as arising on the first day (January 1, 2001) of the Funds' next taxable year.

DIVIDENDS, INTEREST AND DISTRIBUTIONS Dividend income on investment securities was recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Funds identified the dividend. Interest income on investment securities was recorded on the accrual basis. Foreign income may have have been subject to foreign withholding taxes, which were accrued as applicable.

The Funds recorded distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions were determined in conformity with income tax regulations, which differ from accounting principles generally accepted in the United States of America.

USE OF ESTIMATES The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Funds. Actual results could differ from these estimates.

NOTE B -
MANAGEMENT FEE AND TRANSACTIONS
WITH AFFILIATES AND OTHERS

The Funds had an investment management contract with the Adviser. Under the investment management contract, the Funds paid a monthly management fee to the Adviser at following annual rates:

                                                    RATE AS A PERCENTAGE OF
FUND                                               AVERAGE DAILY NET ASSETS
----                                               ------------------------

V.A. Bond Fund                                               0.50%
V.A. Core Equity Fund                                        0.70
V.A. Large Cap Growth Fund                                   0.75
V.A. Mid Cap Growth Fund                                     0.75
V.A. Small Cap Growth Fund                                   0.75

The Adviser had agreed to limit each Fund's expenses (excluding the management fee), to 0.25% of each Fund's average daily net assets. Accordingly, the reductions in the Funds' expenses for the period ended December 7, 2001 amounted to as follows:

FUND                                                     FEE REDUCTION
----                                                     -------------

V.A. Large Cap Growth Fund                                  $ 7,585
V.A. Mid Cap Growth Fund                                     10,908
V.A. Small Cap Growth Fund                                   23,103

The V.A. Core Equity Fund and the Adviser had a subadvisory contract with Independence Investment Associates, Inc., a wholly-owned indirect subsidiary of John Hancock Life Insurance Company. The V.A. Core Equity Fund was not responsible for the payment of subadvisor's fees.

The Funds had an agreement with the Adviser to perform necessary tax, accounting and legal services for the Funds. The compensation for the period was at an annual rate of 0.02% of the average net assets of the Funds.

Ms. Maureen R. Ford and Mr. John M. DeCiccio were directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Funds. The compensation of unaffiliated Trustees was borne by the Funds. The unaffiliated Trustees may have elected to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Funds made investments into other John Hancock Funds, as applicable, to cover their liability for the deferred compensation. Investments to cover the Funds' deferred compensation liability were recorded on the Funds' books as other assets. The deferred compensation liability and the related other asset were always equal and were marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Funds.

NOTE C -
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities for the Funds, other than short-term securities and obligations of the U.S. government, during the period ended December 7, 2001, were as follows:

FUND                                         PURCHASES                SALES
----                                         ---------                -----

V.A. Bond Fund                             $278,147,019           $194,326,984
V.A. Core Equity Fund                        29,048,143             29,649,347
V.A. Large Cap Growth Fund                   10,549,082             18,634,885
V.A. Mid Cap Growth Fund                     11,918,666             18,709,480
V.A. Small Cap Growth Fund                    8,776,181             15,338,510

The cost of investments owned at December 7, 2001, including short-term investments, and gross unrealized appreciation and depreciation of investments for federal income tax purposes, were as follows:

                                                           GROSS                   GROSS            NET UNREALIZED
                                                         UNREALIZED             UNREALIZED           APPRECIATION
FUND                                     COST           APPRECIATION           DEPRECIATION         (DEPRECIATION)
----                                     ----           ------------           ------------         --------------
V.A. Bond Fund                       $71,078,947           $484,647              ($726,453)           ($241,806)
V.A. Core Equity Fund                 31,015,754          5,897,003             (1,809,924)           4,087,079
V.A. Large Cap Growth Fund             4,556,633            811,141               (195,366)             615,775
V.A. Mid Cap Growth Fund               4,140,333            652,099                (60,412)             591,687
V.A. Small Cap Growth Fund             9,702,779          2,283,093             (1,223,848)           1,059,245

NOTE D -
RECLASSIFICATION OF ACCOUNTS

During the period ended December 7, 2001, the following reclassifications had been made in each Fund's capital balances to report these balances on a tax basis, excluding certain temporary difference, as of December 7, 2001.

                                              DISTRIBUTIONS IN
                                                  EXCESS OF          ACCUMULATED
                                 CAPITAL        NET INVESTMENT      NET REALIZED
FUND                             PAID IN        INCOME (LOSS)           LOSS
----                             -------        -------------           ----

V.A. Bond Fund                  ($84,337)          ($69,837)          $154,174
V.A. Core Equity Fund                (37)              (101)               138
V.A. Large Cap Growth Fund       (27,077)            27,031                 46
V.A. Mid Cap Growth Fund         (43,589)            43,546                 43
V.A. Small Cap Growth Fund       (84,998)            84,926                 72

These reclassifications, which had no impact on the net asset value of the Funds, were primarily attributable to certain differences in the treatment of net operating losses, foreign currency gains and losses and return of capital under federal tax rules versus accounting principles generally accepted in the United States of America. The calculation of net investment income (loss) per share in the Financial Highlights excludes these adjustments.

NOTE E -
CHANGE IN ACCOUNTING PRINCIPLE

Effective January 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, and began amortizing premiums on debt securities. Prior to this date, the Funds did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Funds, but for the V.A. Bond Fund resulted in a $32,713 reduction in the cost of investments and a corresponding increase in net unrealized appreciation, based on securities held as of December 31, 2000.

For the V.A. Bond Fund the effect of this change for the period ended December 7, 2001 was to decrease net investment income by $143,068, increase in unrealized appreciation on investments by $51,505 and increase net realized gain on investments by $91,563. The effect of this change on the per share operating performance and the annualized ratio of net investment income to average net assets for the period ended December 7, 2001 was as follows: decrease in net investment income by $0.03 per share, increase in net realized and unrealized gain by $0.03 per share and decrease in the ratio of net investment income to average net assets by 0.28%. The Statemens of Changes in Net Assets and the Financial Highlights for prior periods have not been restated to reflect this change in presentation.

NOTE F -
SHAREHOLDER MEETING

On December 5, 2001, the Shareholders of V.A. Bond Fund, V.A. Core Equity Fund, V.A. Large Cap Growth Fund, V.A. Mid Cap Growth Fund and V.A. Small Cap Growth Fund, (the "Acquired Funds") approved the following plans of reorganization:

ACQUIRED FUND                       ACQUIRING VST FUND
-------------                       ------------------

V.A. Bond                       VST Active Bond Fund
V.A. Core Equity                VST Growth & Income Fund
V.A. Large Cap Growth           VST Growth & Income Fund
V.A. Mid Cap Growth             VST Fundamental Growth Fund
V.A. Small Cap Growth           VST Small Cap Growth Fund

Each Acquiring VST Fund is a series of John Hancock Variable Series Trust I. The plan of reorganization provided for the transfer of substantially all of the assets and liabilities of each Acquired Fund to the corresponding Acquiring VST Fund in exchange solely for shares of beneficial interest of the Acquiring VST Fund. After these transactions and as of the close of business on December 7, 2001, the Acquired Funds were terminated. The financial statements presented herein reflect the position of the Acquired Funds prior to the exchange of net assets and termination of the Acquired Funds.

TAX INFORMATION NOTICE

The V.A. Bond Fund designated distributions to shareholders of $47,561 as long term capital gain dividends. The shareholders will receive a 2001 U.S. Treasury Form 1099-DIV in January of 2002 representing their proportionate share.

The V.A. Bond Fund dividend distributions qualified for the dividends received 0.15% deduction available to corporations.

TRUSTEES                                   INVESTMENT ADVISER
James F Carlin*                            John Hancock Advisers, Inc.
William H. Cunningham                      101 Huntington Avenue
John M. DeCiccio                           Boston, Massachusetts 02199-7603
Ronald R. Dion
Maureen R. Ford                            PRINCIPAL DISTRIBUTOR
Charles L Ladner                           John Hancock Funds, Inc.
Steven R. Pruchansky*                      101 Huntington Avenue
Lt. Gen. Norman H. Smith,                  Boston, Massachusetts 02199-7603
  USMC (ret.)
John P. Toolan*                            CUSTODIAN
*Members of the Audit Committee            Inverstors Bank & Trust Company
                                           200 Clarendon Street
OFFICERS                                   Boston, Massachusetts 02116
Maureen R. Ford
Chairman and                               TRANSFER AGENT
 Chief Executive Officer                   John Hancock Signature Services, Inc.
                                           1 John Hancock Way, Suite 1000
Barry J. Gordan                            Boston, Massachusets 02217-1000
President
                                           LEGAL COUNSEL
William L. Braman                          Hale and Dorr LLP
Executive Vice President                   60 State Street
and Chief Investment Officer               Boston, Massachusetts 02109-1803

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and
Compliance Officer

--------------------------------------------------------------------------------

                                  FINAL REPORT

                               V.A. 500 Index Fund
                             V.A. International Fund
                             V.A. Money Market Fund
                            V.A. High Yield Bond Fund
                             V.A. Regional Bank Fund

                               John Hancock Funds

                                December 14, 2001

--------------------------------------------------------------------------------

          John Hancock Funds - Declaration Trust - V.A. 500 Index Fund

Schedule of Investments
December 14, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                    NUMBER OF
ISSUER, DESCRIPTION                                   SHARES            VALUE
-------------------                                   ------            -----

COMMON STOCKS
Advertising (0.29%)
Interpublic Group of Companies, Inc. (The)               546         $    14,813
Omnicom Group, Inc.                                      269              22,701
TMP Worldwide, Inc.*                                     155               6,349
                                                                     -----------

                                                                          43,863
                                                                     -----------

Aerospace (1.18%)
Boeing Co. (The)                                       1,269              47,651
General Dynamics Corp.                                   292              23,366
Goodrich (B.F.) Co. (The)                                150               3,517
Lockheed Martin Corp.                                    632              29,104
Northrop Grumman Corp.                                   160              15,106
Raytheon Co.                                             559              17,972
United Technologies Corp.                                685              42,100
                                                                     -----------

                                                                         178,816
                                                                     -----------

Automobiles / Trucks (0.76%)
Cummins Engine Co., Inc.                                  60               2,288
Dana Corp.                                               215               2,913
Delphi Automotive Systems Corp.                          814              10,639
Eaton Corp.                                              100               7,139
Ford Motor Co.                                         2,661              42,842
General Motors Corp.                                     798              37,889
PACCAR, Inc.                                             111               6,984
Ryder System, Inc.                                        88               1,798
Visteon Corp.                                            190               2,679
                                                                     -----------

                                                                         115,171
                                                                     -----------

Banks - United States (6.21%)
AmSouth Bancorp                                          539               9,923
Bank of America Corp.                                  2,331             143,170
Bank of New York Co., Inc.                             1,070              41,997
Bank One Corp.                                         1,695              63,817
BB&T Corp.                                               637              22,225
Comerica, Inc.                                           260              13,910
Fifth Third Bancorp                                      837              49,015
FleetBoston Financial Corp.                            1,575              58,275
Huntington Bancshares, Inc.                              365               6,008
J.P. Morgan Chase & Co.                                2,887             104,047
KeyCorp                                                  617              14,345
Mellon Financial Corp.                                   694              26,476
National City Corp.                                      874              24,455
Northern Trust Corp.                                     324              19,064
PNC Bank Corp.                                           420              23,394
Regions Financial Corp.                                  331               9,665
SouthTrust Corp.                                         494              12,004


                       See notes to financial statements.                      1

          John Hancock Funds - Declaration Trust - V.A. 500 Index Fund

                                                    NUMBER OF
ISSUER, DESCRIPTION                                   SHARES            VALUE
-------------------                                   ------            -----

Banks - United States (Continued)
State Street Corp.                                       473         $    24,090
SunTrust Banks, Inc.                                     425              26,087
Synovus Financial Corp.                                  422              10,347
U.S. Bancorp                                           2,771              52,594
Union Planters Corp.                                     199               8,708
Wachovia Corp.                                         2,039              62,842
Wells Fargo Co.                                        2,496             106,504
Zions Bancorp                                            134               6,823
                                                                     -----------

                                                                         939,785
                                                                     -----------

Beverages (2.49%)
Anheuser-Busch Cos., Inc.                              1,305              56,011
Brown-Forman Corp.                                       100               6,017
Coca-Cola Co. (The)                                    3,617             167,286
Coca-Cola Enterprises, Inc.                              648              12,312
Coors (Adolph) Co. (Class B)                              54               3,012
Pepsi Bottling Group, Inc.                               418               9,785
PepsiCo, Inc.                                          2,571             122,097
                                                                     -----------

                                                                         376,520
                                                                     -----------

Broker Services (1.38%)
Bear Stearns Cos., Inc.                                  137               7,758
Lehman Brothers Holdings, Inc.                           358              23,005
Merrill Lynch & Co., Inc.                              1,221              62,027
Morgan Stanley Dean Witter & Co.                       1,618              85,026
Schwab (Charles) Corp.                                 2,016              31,429
                                                                     -----------

                                                                         209,245
                                                                     -----------

Building (0.65%)
Black & Decker Corp.                                     118               4,362
Centex Corp.                                              86               4,593
Danaher Corp.                                            207              11,633
Georgia-Pacific Corp.                                    329               9,232
KB Home                                                   64               2,449
Louisiana-Pacific Corp.                                  152               1,310
Masco Corp.                                              669              15,982
Pulte Homes, Inc.                                         86               3,670
Sherwin-Williams Co.                                     228               6,129
Snap-on, Inc.                                             84               2,774
Stanley Works (The)                                      124               5,554
Vulcan Materials Co.                                     147               6,909
Weyerhauser Co.                                          313              16,351
Willamette Industries, Inc.                              159               7,715
                                                                     -----------

                                                                          98,663
                                                                     -----------


                       See notes to financial statements.                      2

          John Hancock Funds - Declaration Trust - V.A. 500 Index Fund

                                                    NUMBER OF
ISSUER, DESCRIPTION                                   SHARES            VALUE
-------------------                                   ------            -----

Business Services - Misc. (0.57%)
Block, H & R, Inc.                                       266         $    10,613
Cendant Corp. *                                        1,408              26,386
Convergys Corp.*                                         249               9,091
Equifax, Inc.                                            208               4,826
Moody's Corp.                                            229               8,420
Paychex, Inc.                                            543              20,520
Robert Half International, Inc.                          255               6,587
                                                                     -----------

                                                                          86,443
                                                                     -----------

Chemicals (0.76%)
Air Products & Chemicals, Inc.                           332              14,900
Dow Chemical Co.                                       1,305              45,414
Eastman Chemical Co.                                     112               4,198
Engelhard Corp.                                          190               5,086
FMC Corp. *                                               45               2,439
Great Lakes Chemical Corp.                                73               1,722
Hercules, Inc.                                           157               1,495
PPG Industries, Inc.                                     245              12,226
Praxair, Inc.                                            234              12,173
Rohm & Haas Co.                                          320              10,810
Sigma-Aldrich Corp.                                      110               4,476
                                                                     -----------

                                                                         114,939
                                                                     -----------

Computers (12.15%)
Adobe Systems, Inc.                                      348              11,077
Apple Computer, Inc. *                                   508              10,358
Autodesk, Inc.                                            78               3,026
Automatic Data Processing, Inc.                          908              52,337
BMC Software, Inc.*                                      354               6,089
Cisco Systems, Inc.*                                  10,644             206,387
Citrix Systems, Inc.*                                    269               5,905
Compaq Computer Corp.                                  2,456              23,283
Computer Associates International, Inc.                  838              29,632
Computer Sciences Corp.*                                 245              11,025
Compuware Corp.*                                         535               7,222
Dell Computer Corp.*                                   3,783             106,378
Electronic Data Systems Corp.                            681              45,852
EMC Corp.*                                             3,210              48,278
First Data Corp.                                         570              42,778
Fiserv, Inc.*                                            271              11,187
Gateway 2000, Inc.*                                      470               3,807
Hewlett-Packard Co.                                    2,826              59,346
IMS Health, Inc.                                         429               8,782
International Business Machines Corp.                  2,527             306,020
Intuit, Inc.*                                            303              12,411
Lexmark International, Inc.*                             187              10,005
Mercury Interactive Corp.*                               120               3,974
Microsoft Corp.*                                       7,827             527,853
NCR Corp.*                                               140               5,125
Network Appliance, Inc.*                                 473               9,952
Novell, Inc.*                                            524               2,348
NVIDIA Corp.*                                            203              13,325
Oracle Corp.*                                          8,164             118,949


                       See notes to financial statements.                      3

          John Hancock Funds - Declaration Trust - V.A. 500 Index Fund

                                                    NUMBER OF
ISSUER, DESCRIPTION                                   SHARES            VALUE
-------------------                                   ------            -----

Computers (Continued)
Palm, Inc.*                                              825         $     2,863
Parametric Technology Corp.*                             384               3,153
PeopleSoft, Inc.*                                        428              16,478
Sabre Holdings Corp.*                                    193               7,238
Sapient Corp.*                                           179               1,276
Siebel Systems, Inc.*                                    659              16,152
Sun Microsystems, Inc.*                                4,737              58,455
Unisys Corp.*                                            461               5,633
VERITAS Software Corp.*                                  578              25,403
                                                                     -----------

                                                                       1,839,362
                                                                     -----------

Consumer Products-Misc. (0.01%)
American Greetings Corp. (Class A)                        92               1,308
                                                                     -----------

Containers (0.10%)
Ball Corp.                                                40               2,678
Bemis Co., Inc.                                           77               3,793
Pactiv Corp.*                                            231               4,029
Sealed Air Corp. *                                       122               4,720
                                                                     -----------

                                                                          15,220
                                                                     -----------

Cosmetics & Personal Care (0.49%)
Alberto Culver Co. (Class B)                              82               3,542
Avon Products, Inc.                                      345              16,588
Gillette Co.                                           1,534              50,346
International Flavors & Fragrances, Inc.                 139               4,128
                                                                     -----------

                                                                          74,604
                                                                     -----------

Diversified Operations (2.69%)
Crane Co.                                                 87               2,091
Du Pont (E.I.) De Nemours & Co.                        1,517              62,940
Fortune Brands, Inc.                                     222               8,780
Honeywell International, Inc.                          1,177              37,299
Illinois Tool Works, Inc.                                442              27,629
ITT Industries, Inc.                                     128               6,272
Johnson Controls, Inc.                                   126               9,890
Loews Corp.                                              287              15,659
Minnesota Mining & Manufacturing Co.                     576              66,701
Textron, Inc.                                            205               7,708
TRW, Inc.                                                182               7,140
Tyco International Ltd.                                2,817             155,217
                                                                     -----------

                                                                         407,326
                                                                     -----------

Electronics (9.33%)
Advanced Micro Devices, Inc.*                            500               8,750
Agilent Technologies, Inc.*                              664              19,143
Altera Corp.*                                            562              13,066
American Power Conversion Corp.*                         284               4,033
Analog Devices, Inc.*                                    523              23,708
Applied Materials, Inc.*                               1,183              50,065


                       See notes to financial statements.                      4

          John Hancock Funds - Declaration Trust - V.A. 500 Index Fund

                                                    NUMBER OF
ISSUER, DESCRIPTION                                   SHARES            VALUE
-------------------                                   ------            -----

Electronics (Continued)
Applied Micro Circuits Corp.*                            437         $     4,706
Broadcom Corp. (Class A)*                                378              16,364
Conexant Systems, Inc.*                                  359               5,694
Emerson Electric Co.                                     623              34,078
General Electric Co.                                  14,446             543,892
Grainger (W.W.), Inc.                                    138               6,436
Intel Corp.                                            9,780             325,381
Jabil Circuit, Inc.*                                     278               7,478
KLA-Tencor Corp.*                                        270              14,270
Linear Technology Corp.                                  462              19,727
LSI Logic Corp.*                                         526               8,216
Maxim Integrated Products, Inc.*                         477              27,122
Micron Technology, Inc.                                  867              26,227
Molex Inc.                                               284               8,634
Motorola, Inc.                                         3,194              51,934
National Semiconductor Corp.*                            252               8,379
Novellus Systems, Inc.*                                  207               8,661
Parker- Hannifin Corp.                                   170               7,465
PerkinElmer, Inc.                                        178               5,440
PMC-Sierra, Inc.* (Canada)                               239               5,471
Power-One, Inc.*                                         114               1,197
QLogic Corp.*                                            134               6,905
Rockwell Collins, Inc.                                   266               5,014
Rockwell International Corp.                             266               4,509
Sanmina Corp.*                                           465              10,370
Solectron Corp.*                                       1,170              17,620
Tektronix, Inc.                                          136               3,423
Teradyne, Inc.*                                          254               7,501
Texas Instruments, Inc.                                2,525              76,634
Thomas & Betts Corp.                                      85               1,760
Vitesse Semiconductor Corp.*                             267               3,468
Xilinx, Inc.*                                            484              19,399
                                                                     -----------

                                                                       1,412,140
                                                                     -----------

Energy (0.09%)
Calpine Corp.*                                           434               5,729
Mirant Corp.*                                            494               7,756
                                                                     -----------

                                                                          13,485
                                                                     -----------

Engineering (0.03%)
Fluor Corp.                                              115               4,174
                                                                     -----------

Fiber Optics (0.15%)
CIENA Corp.*                                             476               6,788
JDS Uniphase Corp.*                                    1,914              16,326
                                                                     -----------

                                                                          23,114
                                                                     -----------

Finance (4.12%)
American Express Co.                                   1,924              62,068
Capital One Financial Corp.                              303              14,511
Charter One Financial, Inc.                              316               8,352
Citigroup, Inc.                                        7,313             341,444
Concord EFS, Inc.*                                       701              20,441


                       See notes to financial statements.                      5

          John Hancock Funds - Declaration Trust - V.A. 500 Index Fund

                                                    NUMBER OF
ISSUER, DESCRIPTION                                   SHARES            VALUE
-------------------                                   ------            -----

Finance (Continued)
Franklin Resources, Inc.                                 385         $    13,417
Golden West Financial Corp.                              231              12,580
Household International, Inc.                            675              36,011
MBNA Corp.                                             1,239              40,268
Price (T. Rowe) Associates, Inc.                         179               5,916
Providian Financial Corp.                                415               1,046
Stilwell Financial, Inc.                                 319               8,291
USA Education, Inc.                                      237              19,730
Washington Mutual, Inc.                                1,276              39,224
                                                                     -----------

                                                                         623,299
                                                                     -----------

Food (1.41%)
Archer-Daniels-Midland Co.                               965              14,301
Campbell Soup Co.                                        594              17,761
ConAgra, Inc.                                            781              18,572
General Mills, Inc.                                      529              26,212
Heinz (H.J.) Co.                                         507              20,331
Hershey Foods Corp.                                      199              13,162
Kellogg Co.                                              590              17,440
Sara Lee Corp.                                         1,144              24,848
Unilever NV, American Depositary
  Receipts (ADR) (Netherlands)                           831              45,248
Wrigley (WM) Jr. Co.                                     329              16,434
                                                                     -----------

                                                                         214,309
                                                                     -----------

Funiture (0.04%)
Leggett & Platt, Inc.                                    285               6,538
                                                                     -----------

Household (0.15%)
Maytag Corp.                                             111               3,334
Newell Rubbermaid, Inc.                                  388              10,565
Tupperware Corp.                                          84               1,512
Whirlpool Corp.                                           97               6,669
                                                                     -----------

                                                                          22,080
                                                                     -----------

Instruments - Scientific (0.13%)
Applera Corp. - Applied Biosystems Group                 307              10,361
Millipore Corp.                                           68               4,090
Thermo Electron Corp.*                                   264               5,832
                                                                     -----------

                                                                          20,283
                                                                     -----------

Insurance (4.33%)
Aetna, Inc.                                              207               6,452
AFLAC, Inc.                                              765              18,873
Allstate Corp. (The)                                   1,054              33,317
Ambac Financial Group, Inc.                              154               8,468
American International Group, Inc.                     3,810             305,600
Aon Corp.                                                381              13,350
Chubb Corp. (The)                                        255              17,200
CIGNA Corp.                                              218              19,489
Cincinnati Financial Corp.                               234               8,665
Conseco, Inc.                                            491               1,699
Hartford Financial Services Group, Inc. (The)            345              20,414
Jefferson Pilot Corp                                     221               9,702
John Hancock Financial Services, Inc.                    448              18,001
Lincoln National Corp.                                   273              12,708


                       See notes to financial statements.                      6

          John Hancock Funds - Declaration Trust - V.A. 500 Index Fund

                                                    NUMBER OF
ISSUER, DESCRIPTION                                   SHARES            VALUE
-------------------                                   ------            -----

Insurance (Continued)
Marsh & McLennan Cos., Inc.                              401         $    41,203
MBIA, Inc.                                               216              10,709
MetLife, Inc.                                          1,090              32,493
MGIC Investment Corp.                                    156               8,728
Progressive Corp.                                        107              15,766
SAFECO Corp.                                             186               5,697
St. Paul Cos., Inc. (The)                                312              14,040
Torchmark Corp.                                          182               6,978
UnumProvident Corp.                                      351               9,119
XL Capital Ltd. (Class A) (Bermuda)                      194              17,805
                                                                     -----------

                                                                         656,476
                                                                     -----------

Internet Services (0.09%)
Yahoo! Inc.*                                             824              14,181
                                                                     -----------

Leisure (1.20%)
Brunswick Corp.                                          127               2,692
Carnival Corp. (Class A)                                 850              23,205
Disney (Walt) Co., (The)                               3,040              63,749
Eastman Kodak Co.                                        422              12,905
Harley-Davidson, Inc.                                    440              23,206
Harrah's Entertainment, Inc. *                           170               5,941
Hasbro, Inc.                                             251               4,164
Hilton Hotels Corp.                                      536               5,473
International Game Technology*                           108               7,004
Marriott International, Inc. (Class A)                   355              13,742
Mattel, Inc.                                             627              11,230
Starwood Hotels and Resort Worldwide, Inc.               289               8,095
                                                                     -----------

                                                                         181,406
                                                                     -----------

Linen Supply & Related (0.08%)
Cintas Corp.                                             246              11,540
                                                                     -----------

Machinery (0.43%)
Caterpiller Tractor, Inc.                                499              24,985
Cooper Industries, Inc.                                  136               4,719
Deere & Co.                                              341              14,138
Dover Corp.                                              296              10,792
Ingersoll-Rand Co.                                       245              10,513
                                                                     -----------

                                                                          65,147
                                                                     -----------

Media (3.33%)
AOL Time Warner, Inc.*                                 6,444             212,523
Clear Channel Communications, Inc.*                      854              39,523
Comcast Corp.                                          1,374              53,091
Dow Jones & Co., Inc.                                    126               6,441
Gannett Co., Inc.                                        385              25,102
Knight-Ridder, Inc.                                      106               6,451
McGraw-Hill Cos., Inc. (The)                             284              16,018
Meredith Corp.                                            72               2,475
New York Times Co. (Class A)                             232               9,763
Tribune Co.                                              434              15,476
Univision Communications, Inc. (Class A)*                303              11,214
Viacom, Inc. (Class B)*                                2,589             106,615
                                                                     -----------

                                                                         504,692
                                                                     -----------


                       See notes to financial statements.                      7

          John Hancock Funds - Declaration Trust - V.A. 500 Index Fund

                                                    NUMBER OF
ISSUER, DESCRIPTION                                   SHARES            VALUE
-------------------                                   ------            -----

Medical (13.85%)
Abbott Laboratories                                    2,253         $   122,563
Allergan, Inc.                                           191              13,964
American Home Products Corp.                           1,912             112,521
AmerisourceBergen Corp.                                  150               8,919
Amgen, Inc.*                                           1,517              84,998
Bard (C.R.), Inc.                                         74               4,373
Bausch & Lomb, Inc.                                       78               2,727
Baxter International, Inc.                               862              44,350
Becton, Dickinson & Co.                                  375              12,176
Biogen, Inc.*                                            216              12,195
Biomet, Inc.                                             390              11,236
Boston Scientific Corp.*                                 584              14,518
Bristol-Myers Squibb Co.                               2,826             141,300
Cardinal Health, Inc.                                    648              42,567
Chiron Corp. *                                           276              12,069
Forest Laboratories, Inc.*                               256              19,507
Guidant Corp.                                            446              21,029
HCA, Inc.                                                782              30,639
Health Management Associates, Inc. (Class A)*            356               6,436
HEALTHSOUTH Corp.*                                       567               8,017
Humana, Inc.*                                            247               2,841
Immunex Corp.*                                           777              19,907
Johnson & Johnson                                      4,404             247,945
King Pharmaceuticals, Inc.*                              356              14,265
Lilly (Eli) & Co.                                      1,635             133,759
Manor Care, Inc.*                                        150               3,368
McKesson HBOC, Inc.                                      414              15,161
MedImmune, Inc.*                                         309              13,698
Medtronic, Inc.                                        1,758              85,878
Merck & Co., Inc.                                      3,335             193,730
Pall Corp.                                               179               4,292
Pfizer Inc.                                            9,181             362,099
Pharmacia Corp.                                        1,892              80,032
Quintiles Transnational Corp.*                           170               2,771
Schering-Plough Corp.                                  2,128              80,864
St. Jude Medical, Inc. *                                 125               9,320
Stryker Corp.                                            285              15,119
Tenet Healthcare Corp.*                                  472              28,721
UnitedHealth Group, Inc.                                 461              32,713
Watson Pharmaceutical, Inc.*                             154               4,786
Wellpoint Health Networks, Inc.*                          92              10,555
Zimmer Holdings, Inc.*                                   283               8,748
                                                                     -----------

                                                                       2,096,676
                                                                     -----------

Metal (0.66%)
Alcan Aluminium Ltd. (Canada)                            464              16,931
Alcoa Inc.                                             1,255              46,460
Barrick Gold Corp. (Canada)                              576               9,429
Freeport-McMoran Copper & Gold, Inc. (Class B)*          209               2,667
Homestake Mining Co.                                     383               3,301
Inco, Ltd. (Canada)                                      265               4,214
Newmont Mining Corp.                                     284               5,600
Phelps Dodge Corp.                                       114               3,700
Placer Dome, Inc. (Canada)                               476               5,365
Worthington Industries, Inc.                             124               1,710
                                                                     -----------

                                                                          99,377
                                                                     -----------


                       See notes to financial statements.                      8

          John Hancock Funds - Declaration Trust - V.A. 500 Index Fund

                                                    NUMBER OF
ISSUER, DESCRIPTION                                   SHARES            VALUE
-------------------                                   ------            -----

Mortgage Banking (1.21%)
Countrywide Credit Industries, Inc.                      172         $     7,107
Fannie Mae                                             1,455             111,700
Freddie Mac                                            1,007              64,498
                                                                     -----------

                                                                         183,305
                                                                     -----------

Office (0.24%)
Avery Dennison Corp.                                     160               8,598
Deluxe Corp.                                             103               4,196
Pitney Bowes, Inc.                                       359              14,263
Xerox Corp.                                            1,010               8,636
                                                                     -----------

                                                                          35,693
                                                                     -----------

Oil & Gas (6.24%)
Amerada Hess Corp.                                       130               7,572
Anadarko Petroleum Corp.                                 364              18,946
Apache Corp.                                             182               8,661
Ashland, Inc.                                            101               4,388
Baker Hughes, Inc.                                       488              16,943
Burlington Resources, Inc.                               308              10,934
ChevronTexaco Corp.                                    1,550             130,200
Conoco, Inc.                                             909              24,270
Devon Energy Corp.                                       188               6,377
El Paso Energy Corp.                                     741              29,810
EOG Resources, Inc.                                      169               6,104
Exxon Mobil Corp.                                     10,035             369,890
Halliburton Co.                                          624               8,106
Kerr-McGee Corp.                                         145               7,311
McDermott International, Inc.                             89                 991
Nabors Industries, Inc.*                                 214               6,946
Noble Drilling Corp.*                                    195               6,281
Occidental Petroleum Corp.                               539              13,340
Phillips Petroleum Co.                                   552              31,249
Rowan Cos., Inc.*                                        137               2,422
Royal Dutch Petroleum Co. (ADR) (Netherlands)          3,119             147,934
Schlumberger Ltd.                                        834              43,368
Sunoco, Inc.                                             122               4,442
Transocean Sedco Forex, Inc.                             462              14,248
Unocal Corp.                                             354              11,774
USX - Marathon Group                                     449              12,505
                                                                     -----------

                                                                         945,012
                                                                     -----------

Paper & Paper Products (0.57%)
Boise Cascade Corp.                                       84               2,697
International Paper Co.                                  702              27,659
Kimberly-Clark Corp.                                     774              44,350
Mead Corp. (The)                                         144               4,228
Temple-Inland, Inc.                                       72               3,915
Westvaco Corp.                                           147               4,010
                                                                     -----------

                                                                          86,859
                                                                     -----------

Pollution Control (0.21%)
Allied Waste Industries, Inc.*                           287               3,662
Waste Management, Inc.                                   910              27,619
                                                                     -----------

                                                                          31,281
                                                                     -----------


                       See notes to financial statements.                      9

          John Hancock Funds - Declaration Trust - V.A. 500 Index Fund

                                                    NUMBER OF
ISSUER, DESCRIPTION                                   SHARES            VALUE
-------------------                                   ------            -----

Printing - Commercial (0.03%)
Donnelley (R.R.) & Sons                                  171         $     4,850
                                                                     -----------

Real Estate Investment Trust (0.19%)
Equity Office Properties Trust                           590              17,305
Equity Residential Properties Trust                      386              10,997
                                                                     -----------

                                                                          28,302
                                                                     -----------

Retail (7.63%)
Albertson's, Inc.                                        589              18,094
AutoZone, Inc.*                                          163              11,980
Bed Bath & Beyond, Inc.*                                 420              13,864
Best Buy Co., Inc.*                                      305              20,420
Big Lots, Inc.*                                          165               1,627
Circuit City Stores-Circuit City Group                   303               7,320
Costco Wholesale Corp.                                   654              27,645
CVS Corp.                                                572              15,598
Darden Restaurants, Inc.                                 172               6,254
Dillards, Inc.                                           124               1,820
Dollar General Corp.                                     481               6,686
Family Dollar Stores, Inc.                               250               7,055
Federated Department Stores, Inc. *                      287              10,725
Gap, Inc. (The)                                        1,250              16,262
Genuine Parts Co.                                        250               8,887
Home Depot, Inc. (The)                                 3,394             169,055
Kmart Corp.*                                             713               4,121
Kohl's Corp.*                                            484              33,517
Kroger Co.*                                            1,179              24,181
Limited, Inc. (The)                                      620               8,599
Lowe's Cos., Inc.                                      1,119              51,351
May Department Stores                                    435              15,438
McDonald's Corp.                                       1,881              50,411
Nordstrom, Inc.                                          195               3,635
Office Depot, Inc.*                                      433               7,222
Penney (J. C.) Co., Inc.                                 383               9,307
RadioShack Corp.                                         270               7,884
Reebok International Ltd. *                               85               2,198
Safeway, Inc.*                                           735              29,878
Sears, Roebuck & Co.                                     478              22,079
Staples, Inc.*                                           664              11,653
Starbucks Corp.*                                         553              10,623
SUPERVALU, Inc.                                          193               3,976
SYSCO Corp.                                              978              24,558
Target Corp.                                           1,308              48,069
Tiffany & Co.                                            212               5,944
TJX Cos., Inc.                                           408              15,329
Toys "R" Us, Inc.*                                       287               5,904
Tricon Global Restaurants, Inc. *                        214              11,079
Walgreen Co.                                           1,480              46,354
Wal-Mart Stores, Inc.                                  6,502             351,498
Wendy's International, Inc.                              165               4,823
Winn-Dixie Stores, Inc.                                  204               2,778
                                                                     -----------

                                                                       1,155,701
                                                                     -----------


                       See notes to financial statements.                     10

          John Hancock Funds - Declaration Trust - V.A. 500 Index Fund

                                                    NUMBER OF
ISSUER, DESCRIPTION                                   SHARES            VALUE
-------------------                                   ------            -----

Rubber - Tires & Misc. (0.05%)
Cooper Tire & Rubber Co.                                 106         $     1,685
Goodyear Tire & Rubber Co. (The)                         231               5,553
                                                                     -----------

                                                                           7,238
                                                                     -----------

Shoes & Related Apparel (0.14%)
Nike, Inc. (Class B)                                     394              21,217
                                                                     -----------

Soap & Cleaning Preparations (1.43%)
Clorox Co.                                               344              13,175
Colgate-Palmolive Co.                                    816              46,145
Ecolab, Inc.                                             186               6,798
Proctor & Gamble Co. (The)                             1,884             150,532
                                                                     -----------

                                                                         216,650
                                                                     -----------

Steel (0.06%)
Allegheny Technologies, Inc.                             117               1,719
Nucor Corp.                                              113               5,597
USX-U.S. Steel Group, Inc.                               129               2,122
                                                                     -----------

                                                                           9,438
                                                                     -----------

Telecommunications (4.38%)
ADC Telecommunications, Inc.*                          1,137               5,674
Andrew Corp.*                                            118               2,561
AT&T Corp.                                             5,018              80,940
AT&T Wireless Services, Inc.*                          3,679              49,483
Avaya, Inc.*                                             413               5,129
CenturyTel, Inc.                                         205               6,662
Citizens Communications Co.                              415               4,465
Comverse Technology, Inc.*                               270               5,168
Corning, Inc.*                                         1,353              11,825
Lucent Technologies, Inc.                              4,953              30,263
Nextel Communications, Inc. (Class A)*                 1,113              11,664
Nortel Networks Corp. (Canada)                         4,634              34,755
QUALCOMM, Inc.*                                        1,101              61,480
Qwest Communications International, Inc.*              2,416              29,789
Scientific-Atlanta, Inc.                                 237               5,828
Sprint Corp.                                           1,289              24,684
Sprint PCS*                                            1,363              31,213
Symbol Technologies, Inc.                                329               5,340
Tellabs, Inc.*                                           595               8,271
Verizon Communications, Inc.                           3,934             185,685
WorldCom, Inc.*                                        4,200              61,950
                                                                     -----------

                                                                         662,829
                                                                     -----------

Textile (0.06%)
Liz Claiborne, Inc.                                       76               3,764
VF Corp.                                                 163               6,183
                                                                     -----------

                                                                           9,947
                                                                     -----------

Tobacco (1.02%)
Philip Morris Cos., Inc.                               3,199             146,546
UST, Inc.                                                237               8,184
                                                                     -----------

                                                                         154,730
                                                                     -----------


                       See notes to financial statements.                     11

          John Hancock Funds - Declaration Trust - V.A. 500 Index Fund

                                                    NUMBER OF
ISSUER, DESCRIPTION                                   SHARES            VALUE
-------------------                                   ------            -----

Transportation (0.75%)
AMR Corp.*                                               224         $     5,179
Burlington Northern Santa Fe Corp.                       570              16,074
CSX Corp.                                                310              10,478
Delta Air Lines, Inc.                                    179               5,415
FedEx Corp.*                                             447              21,478
Navistar International Corp. *                            86               3,308
Norfolk Southern Corp.                                   559              10,045
Southwest Airlines Co.                                 1,108              21,218
Union Pacific Corp.                                      361              19,660
US Airways Group, Inc.*                                   98                 588
                                                                     -----------

                                                                         113,443
                                                                     -----------

Utilities (4.78%)
AES Corp. (The)*                                         774              11,262
Allegheny Energy, Inc.                                   181               6,255
ALLTEL Corp.                                             455              28,192
Ameren Corp.                                             200               8,064
American Electric Power Co., Inc.                        469              19,463
BellSouth Corp.                                        2,726             105,605
Cinergy Corp.                                            231               7,101
CMS Energy Corp.                                         192               4,364
Consolidated Edison, Inc.                                308              11,522
Constellation Energy Group, Inc.                         238               5,998
Dominion Resources, Inc.                                 380              21,660
DTE Energy Co.                                           240               9,782
Duke Energy Corp.                                      1,123              39,305
Dynegy, Inc. (Class A)                                   474              11,822
Edison International                                     474               7,205
Entergy Corp.                                            321              12,166
Exelon Corp.                                             466              21,450
FirstEnergy Corp. *                                      433              14,839
FPL Group, Inc.                                          256              14,013
KeySpan Corp.                                            200               6,664
Kinder Morgan, Inc.                                      166               8,275
Niagara Mohawk Holdings, Inc.*                           233               4,071
NICOR, Inc.                                               66               2,630
NiSource, Inc.                                           300               6,549
Peoples Energy Corp.                                      51               1,887
PG&E Corp.                                               563              10,894
Pinnacle West Capital Corp.                              123               4,872
PPL Corp.                                                212               6,964
Progress Energy, Inc.                                    316              13,427
Public Service Enterprise Group, Inc.                    302              12,252
Reliant Energy, Inc.                                     433              10,609
SBC Communications, Inc.                               4,898             190,777
Sempra Energy                                            300               7,116
Southern Co.                                             996              23,177
TECO Energy, Inc.                                        197               4,972
TXU Corp.                                                374              16,680
Williams Cos., Inc. (The)                                748              18,184
Xcel Energy, Inc.                                        499              13,154
                                                                     -----------

                                                                         723,222
                                                                     -----------

TOTAL COMMON STOCKS (98.14%)
(Cost $11,650,751)                                                    14,859,899
                                                                     -----------


                       See notes to financial statements.                     12

          John Hancock Funds - Declaration Trust - V.A. 500 Index Fund

                                                                         INTEREST        PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                         RATE        (000s OMITTED)          VALUE
----------------------------------                                         ----        --------------          -----
SHORT-TERM INVESTMENTS
(Cost $307,000)
Joint Repurchase Agreement (2.03%)
Investment in a joint repurchase agreement transaction
with Barclays Capital, Inc. - Dated 12-14-01, due 12-17-01
(Secured by U.S. Treasury Bonds 3.875% and 6.625%
due 04-15-29 and 02-15-27)                                                1.800%             $307           $   307,000
                                                                                                            -----------

                                       TOTAL SHORT-TERM INVESTMENTS                          2.03%              307,000
                                                                                           ------           -----------

                                                  TOTAL INVESTMENTS                        100.17%           15,166,899
                                                                                           ------           -----------

                                  OTHER ASSETS AND LIABILITIES, NET                         (0.17%)             (25,741)
                                                                                           ------           -----------

                                                   TOTAL NET ASSETS                        100.00%          $15,141,158
                                                                                           ======           ===========

* Non-income producing security.

Parenthetical disclosure of a foreign country in the security description represents country of foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


                       See notes to financial statements.                     13

        John Hancock Funds - Declaration Trust - V.A. International Fund

Schedule of Investments
December 14, 2001 (Unaudited)
--------------------------------------------------------------------------------

ISSUER, DESCRIPTION                                   SHARES            VALUE
-------------------                                   ------            -----

COMMON STOCKS
Australia (1.69%)
BHP Billiton, Ltd. (Diversified Operations)            2,100         $    10,774
News Corp., Ltd. (The) (Media)                         2,900              22,746
                                                                     -----------

                                                                          33,520
                                                                     -----------

Belgium (1.54%)
Fortis (B)* (Banks - Foreign)                              3                   0
Interbrew * (Beverages)                                  600              15,196
UCB SA (Medical)                                         400              15,335
                                                                     -----------

                                                                          30,531
                                                                     -----------

Bermuda (0.60%)
Accenture Ltd. (Class A)* (Computers)                    500              11,825
                                                                     -----------

Canada (6.44%)
Biovail Corp.* (Medical)                                 300              15,777
Bombardier, Inc. (Diversified Operations)              1,600              15,576
Loblaw Co., Ltd. (Retail)                                700              22,280
Manulife Financial Corp. (Insurance)                     900              23,049
Nortel Networks Corp. * (Telecommunications)               2                  15
PanCanadian Energy Corp. (Oil & Gas)                     400               9,556
Suncor Energy, Inc. (Oil & Gas)                          800              23,641
Talisman Energy, Inc. (Oil & Gas)                        500              17,690
                                                                     -----------

                                                                         127,584
                                                                     -----------

Denmark (0.59%)
Novo Nordisk A/S (Class B) (Medical)                     300              11,654
                                                                     -----------

Finland (1.49%)
Nokia Oyj American Depository Receipts
  (ADR) (Telecommunications)                             800              19,712
Stora Enso Oyj (Paper & Paper Products)                  800               9,874
                                                                     -----------

                                                                          29,586
                                                                     -----------

France (9.83%)
Alcatel SA (Telecommunications)                          800              13,556
Aventis SA (Medical)                                     300              19,504
BNP Paribas SA (Banks - Foreign)                         300              26,055
Castorama Dubois Investissement SA (Retail)              300              14,594
L'Oreal SA (Cosmetics & Personal Care)                   200              13,545
Orange SA * (Telecommunications)                       2,600              22,968
Sanofi-Synthelabo SA (Medical)                           300              20,060
STMicroelectronics NV (Electronics)                      300               9,418
Total Fina Elf  SA (Oil & Gas)                           230              29,885
Usinor SA (Steel)                                      1,200              15,408
Vivendi Universal SA (Media)                             200               9,711
                                                                     -----------

                                                                         194,704
                                                                     -----------


                       See notes to financial statements.                     14

        John Hancock Funds - Declaration Trust - V.A. International Fund

ISSUER, DESCRIPTION                                                SHARES     VALUE
-------------------                                                ------     -----
Germany (7.28%)
BASF AG (Chemicals)                                                   400   $ 14,771
Bayerische Motoren Werke AG (Automobile / Trucks)                     300     10,028
Deutsche Lufthansa AG (Transportation)                                900     12,003
E.On AG (Utilities)                                                   400     19,755
Fresenius Medical Care AG (Medical)                                   300     18,608
Infineon Technology AG (Electronics)                                  700     14,463
Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)             100     26,149
SAP AG (ADR) (Computers)                                              500     16,150
Siemens AG (Diversified Operations)                                   200     12,190
                                                                            --------

                                                                             144,117
                                                                            --------

Greece (0.65%)
Hellenic Telecommunications Organization SA (Telecommunications)      800     12,847
                                                                            --------

Hong Kong (0.90%)
CLP Holdings, Ltd. (Utilities)                                      2,500      9,616
Sun Hung Kai Properties, Ltd. (Real Estate Operations)              1,000      8,205
                                                                            --------

                                                                              17,821
                                                                            --------

Ireland (1.96%)
Allied Irish Banks Plc (Banks - Foreign)                            1,600     17,361
Bank of Ireland (Banks - Foreign)                                   1,600     13,758
Bank of Ireland (Banks - Foreign)                                     900      7,707
                                                                            --------

                                                                              38,826
                                                                            --------

Israel (1.77%)
Check Point Software Technologies, Ltd.* (Computers)                  300     12,243
Teva Pharmaceutical Industries, Ltd. (ADR) (Medical)                  400     22,836
                                                                            --------

                                                                              35,079
                                                                            --------

Italy (5.27%)
Autostrade SpA (Transportation)                                     2,400     15,625
Banca Nazionale del Lavoro * (Banks - Foreign)                      3,700      7,511
ENI SpA (Oil & Gas)                                                 2,900     33,695
Luxottica Group SpA (ADR) (Medical)                                   200      3,276
Mediaset SpA (Media)                                                1,800     13,281
Riunione Adriatica di Sicurta SpA (Insurance)                       2,182     25,116
Snam Rete Gas SpA * (Transportation)                                2,200      5,848
                                                                            --------

                                                                             104,352
                                                                            --------

Japan (15.11%)
Dai Nippon Printing Co., Ltd. (Printing - Commercial)               1,000      9,712
Fanuc, Ltd. (Electronics)                                             300     13,744
Furukawa Electric Co., Ltd. (Wire & Cable Products)                 2,000     11,158
Honda Motor Co., Ltd. (Automobile / Trucks)                           300     11,433
Japan Airlines Co., Ltd. (Transportation)                           3,000      7,803
Keyence Corp. (Electronics)                                           100     18,537
KONAMI Corp. (Computers)                                              300      8,817
Murata Manufacturing Co., Ltd. (Electronics)                          300     20,839
NEC Corp. (Electronics)                                             1,000     10,695
Nintendo Co., Ltd. (Leisure)                                          100     17,138
Nippon Steel Corp. (Steel)                                         12,000     16,785
Nomura Securities Co., Ltd. (Broker Services)                       1,000     13,673
NTT DoCoMo, Inc. (Telecommunications)                                   1     11,315
OJI Paper Co., Ltd. (Paper & Paper Products)                        2,000      8,329
ORIX Corp. (Leasing Companies)                                        200     17,256
RICOH Co., Ltd. (Office)                                            1,000     18,977
Sharp Corp. (Electronics)                                           2,000     24,438
Shin-Etsu Chemical Co., Ltd. (Chemicals)                              500     18,623
SMC Corp. (Machinery)                                                 100     10,475
SONY Corp. (Electronics)                                              400     18,230
Tokyo Electron Ltd. (Electronics)                                     200     11,410
                                                                            --------

                                                                             299,387
                                                                            --------


                       See notes to financial statements.                     15

        John Hancock Funds - Declaration Trust - V.A. International Fund

ISSUER, DESCRIPTION                                            SHARES     VALUE
-------------------                                            ------     -----

Mexico (0.94%)
America Movil SA de CV Ser L  (ADR) (Telecommunications)        1,000   $ 18,600
                                                                        --------

Netherlands (6.71%)
Aegon NV (Insurance)                                              600     15,511
Akzo Nobel NV (Chemicals)                                         530     23,602
ASML Holding NV * (Electronics)                                 1,100     19,569
DSM NV (Chemicals)                                                500     17,790
Fortis (NL) NV (Insurance)                                      1,100     26,924
Koninklijke (Royal) Philips Electronics NV (Electronics)          500     13,902
Unilever Plc (Food)                                             2,000     15,599
                                                                        --------

                                                                         132,897
                                                                        --------

Portugal (0.76%)
Portugal Telecom, SGPS, SA (Telecommunications)                 1,900     14,981
                                                                        --------

Singapore (1.37%)
Flextronics International Ltd.* (Electronics)                     400     10,320
Singapore Telecommunications, Ltd. (Telecommunications)        11,000     10,420
United Overseas Bank Ltd. (Banks - Foreign)                     1,000      6,424
                                                                        --------

                                                                          27,164
                                                                        --------

South Korea (1.98%)
Korea Telecom Corp. (ADR) (Telecommunications)                    800     17,208
Samsung Electronics Co., Ltd. (Electronics)                       200     21,996
                                                                        --------

                                                                          39,204
                                                                        --------

Spain (1.86%)
Banco Popular Espanol SA (Banks - Foreign)                        600     19,471
Telefonica SA (Telecommunications)                              1,300     17,467
                                                                        --------

                                                                          36,938
                                                                        --------

Sweden (1.22%)
Svenska Handelsbanken AB (Banks - Foreign)                        800     11,053
Telefonaktiebolaget LM Ericsson (ADR) (Telecommunications)      2,400     13,104
                                                                        --------

                                                                          24,157
                                                                        --------

Switzerland (5.26%)
Credit Suisse Group (Banks - Foreign)                             400     16,493
Nestle SA (Food)                                                  100     20,294
Novartis AG (Medical)                                             462     15,863
Roche Holdings AG (Medical)                                       150     10,346
Serona SA* (ADR) (Medical)                                      1,000     20,820
Swiss Reinsurance Co. (Insurance)                                 200     20,294
                                                                        --------

                                                                         104,110
                                                                        --------

Taiwan (1.11%)
Taiwan Semiconductor Mfg. Co., Ltd.* (ADR) (Electronics)        1,200     22,104
                                                                        --------

United Kingdom (17.95%)
Abbey National Plc (Banks - Foreign)                            1,200     16,317
ARM Holdings Plc* (Electronics)                                 2,600     12,116
BAA Plc * (Transportation)                                        900      7,255
Barclays Plc (Banks - Foreign)                                    700     21,594
BG Group Plc (Oil & Gas)                                        5,300     19,878
BHP Billiton Plc (Diversified Operations)                       2,700     12,847
BP Plc (Oil & Gas)                                              1,200      8,800
British Airways Plc (Transportation)                            7,400     20,889
British Sky Broadcasting Group Plc* (Media)                       800      8,556
Centrica Plc (Utilities)                                        6,440     20,007
Compass Group Plc (Consumer Services)                             900      6,522
Diageo Plc (Beverages)                                          2,100     21,909
GUS Plc (Retail)                                                2,100     19,251
Invensys Plc (Diversified Operations)                           4,400      7,411


                       See notes to financial statements.                     16

        John Hancock Funds - Declaration Trust - V.A. International Fund

ISSUER, DESCRIPTION                                   SHARES            VALUE
-------------------                                   ------            -----

United Kingdom (Continued)
Lloyds TSB Group Plc (Banks - Foreign)                 2,100         $    21,543
Man Group Plc (Finance)                                  300               4,843
Marks & Spencer Plc (Retail)                           3,500              17,850
Powergen Plc (Utilities)                               1,900              20,583
Rentokil Initial Plc (Diversified Operations)          6,200              24,223
Royal Bank of Scotland Group Plc (Banks - Foreign)     1,100              24,745
Shire Pharmaceuticals Group Plc* (Medical)             1,200              14,842
Vodafone Group Plc (Telecommunications)                9,280              23,665
                                                                     -----------

                                                                         355,646
                                                                     -----------

United States (2.14%)
Amdocs Ltd.* (Telecommunications)                        600              18,606
Santa Fe International Corp. (Oil & Gas)                 500              13,330
Schlumberger Ltd. (Oil & Gas)                            200              10,400
                                                                     -----------

                                                                          42,336
                                                                     -----------

TOTAL COMMON STOCKS (96.42%)
(Cost $1,929,383)                                                      1,909,970
                                                                     -----------

WARRANTS
United Kingdom (0.88%)
Infosys Technology, Ltd.* (Computers)                    200              17,427
                                                                     -----------

TOTAL WARRANTS (0.88%)
(Cost $12,223)                                                            17,426
                                                                     -----------

TOTAL COMMON STOCKS AND WARRANTS (97.30%)
(Cost $1,941,606)                                                      1,927,397
                                                                     -----------

                                                                   INTEREST       PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                   RATE       (000s OMITTED)        VALUE
-----------------------------------                                  ----       --------------        -----
SHORT-TERM INVESTMENTS
(Cost $ 75,000)
Joint Repurchase Agreement (3.79%)
Investment in a joint repurchase agreement
transaction with Barclays Capital, Inc. - Dated
12-14-01, due 12-17-01 (Secured by U.S. Treasury
Bond, 3.875%, due 04-15-29 and 6.625%, due 02-15-27)                1.800%         $    75              75,000
                                                                                                    ----------

                                 TOTAL SHORT-TERM INVESTMENTS                         3.79%             75,000
                                                (Cost $75,000)                     -------          ----------


                                            TOTAL INVESTMENTS                       101.09%          2,002,397
                                                                                   -------          ----------

                                 OTHER ASSETS AND LIABILITIES                        (1.09%)           (21,525)
                                                                                   -------          ----------

                                             TOTAL NET ASSETS                       100.00%         $1,980,872
                                                                                   =======          ==========

*Non-Income producing security.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


                       See notes to financial statements.                     17

        John Hancock Funds - Declaration Trust - V.A. International Fund

December 14, 2001 (Unaudited)

Industry Diversification

                                                                 VALUE AS A %
INVESTMENT CATEGORIES                                         OF FUND NET ASSETS
---------------------                                         ------------------

Automobile/ Trucks                                                         1.08%
Banks-Foreign                                                             10.60
Beverages                                                                  1.87
Broker Services                                                            0.69
Chemicals                                                                  3.78
Computers                                                                  3.36
Consumer Services                                                          0.33
Cosmetic & Personal Care                                                   0.68
Diversified Operations                                                     4.19
Electronics                                                               12.21
Finance                                                                    0.24
Food                                                                       1.81
Insurance                                                                  6.92
Leasing Companies                                                          0.87
Leisure                                                                    0.87
Machinery                                                                  0.53
Media                                                                      2.74
Medical                                                                    9.54
Office                                                                     0.96
Oil & Gas                                                                  8.42
Paper & Paper Products                                                     0.92
Printing -Commercial                                                       0.49
Real  Estate Operations                                                    0.41
Retail                                                                     3.74
Steel                                                                      1.63
Telecommunications                                                        10.83
Transport                                                                  3.50
Utilities                                                                  3.53
Wire & Cable Products                                                      0.56
Short- Term Investments                                                    3.79
                                                              ------------------

TOTAL INVESTMENTS                                                        101.09%
                                                              ==================


                       See notes to financial statements.                     18

         John Hancock Funds - Declaration Trust - V.A. Money Market Fund

Schedule of Investments
December 14, 2001  (Unaudited)
--------------------------------------------------------------------------------

                                     INTEREST       QUALITY     PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE     RATE         RATING*   (000s OMITTED)       VALUE
----------------------------------     ----         -------   --------------       -----
COMMERCIAL PAPER
Banks - Foreign (16.43%)
Abbey National N.A. Corp.,
  01-29-02                             2.150%       Tier 1        $2,000        $ 1,994,625
Deutsche Bank Financial, Inc.,
  01-11-02                             2.270        Tier 1         6,500          6,488,934
Societe Generale N.A., Inc.,
  01-14-02                             2.280        Tier 1         6,500          6,487,650
Toronto Dominion Holdings,
 (Canada) 02-07-02, (Y)                1.840        Tier 1         6,500          6,482,060
                                                                                -----------
                                                                                 21,453,269
                                                                                -----------

Banks - United States (9.55%)
Morgan (J.P.) & Co., Inc.,
  02-14-02                             1.900        Tier 1         6,000          5,980,683
Wells Fargo,
  01-11-02                             1.980        Tier 1         6,500          6,490,348
                                                                                -----------
                                                                                 12,471,031
                                                                                -----------

Broker Services (3.82%)
Goldman Sachs Group, L.P.,
  01-07-02                             3.720        Tier 1         5,000          4,988,117
                                                                                -----------

Finance (18.05%)
American Express Credit Corp.,
  12-28-01                             2.350        Tier 1         3,100          3,097,369
American Honda Finance Corp.,
  01-16-02                             2.010        Tier 1         6,000          5,989,280
General Electric Capital Corp.,
  02-07-02                             2.230        Tier 1         5,000          4,983,275
Household Finance Corp.,
  01-25-02                             2.250        Tier 1         3,000          2,992,313
International Lease Finance,
  01-04-02                             2.070        Tier 1         6,500          6,492,525
                                                                                -----------
                                                                                 23,554,762
                                                                                -----------

Insurance (4.97%)
American General Finance Corp.,
  01-04-02                             2.290        Tier 1         6,500          6,491,731
                                                                                -----------

          TOTAL COMMERCIAL PAPER
               (Cost $68,958,910)                                 (52.82%)       68,958,910
                                                                  ------        -----------


                       See notes to financial statements.                     19

         John Hancock Funds - Declaration Trust - V.A. Money Market Fund

                                          INTEREST      QUALITY      PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE          RATE        RATING*    (000s OMITTED)        VALUE
----------------------------------          ----        -------    --------------        -----
U.S. GOVERNMENT OBLIGATIONS
Government - U.S. Agencies (14.10%)
Federal Home Loan Bank,
  01-22-02                                 4.875%       Tier 1        $ 5,250        $  5,263,288
  02-01-02                                 6.750        Tier 1          2,135           2,143,002
  04-25-02                                 5.250        Tier 1          5,000           5,030,347
Federal Home Loan Mortgage Assn.,
  01-10-02                                 2.280        Tier 1          4,000           3,993,413
Federal National Mortgage Assn.,
  04-19-02                                 3.770        Tier 1          2,000           1,973,819
                                                                                     ------------
                                                                                       18,403,869
                                                                                     ------------

   TOTAL U.S. GOVERNMENT OBLIGATIONS
                   (Cost $18,403,869)                                  (14.10%)        18,403,869
                                                                      -------        ------------

SHORT-TERM INVESTMENTS
(Cost $43,029,000)
Joint Repurchase Agreement (32.96%)
Investment in a joint repurchase
agreement transaction with UBS Warburg,
Inc. - Dated 12-14-01, due 12-17-01
(Secured by U.S. Treasury Bonds, 6.625%
due 02-15-27 and 3.875% due 04-15-29)      1.800        Tier 1         43,029          43,029,000
                                                                                     ------------

        TOTAL SHORT-TERM INVESTMENTS                                   (32.96%)        43,029,000
                                                                      -------        ------------

                   TOTAL INVESTMENTS                                   (99.88%)       130,391,779
                                                                      -------        ------------

   OTHER ASSETS AND LIABILITIES, NET                                    (0.12%)           158,104
                                                                      -------        ------------

                    TOTAL NET ASSETS                                  (100.00%)      $130,549,883
                                                                      =======        ============

* Quality ratings indicate the categories of eligible securities, as defined by Rule 2a-7 of the Investment Company Act of 1940, owned by the Fund.

(Y) Parenthetical discolsure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar denominated.

The percentage shown for each investment category is the total vlaue of that category expressed as a percentage of the net assets of the Fund.


                       See notes to financial statements.                     20

       John Hancock Funds - Declaration Trust - V.A. High Yield Bond Fund

Schedule of Investments
December 14, 2001  (Unaudited)
--------------------------------------------------------------------------------

                                                          INTEREST    CREDIT       PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                          RATE      RATING*    (000s OMITTED)       VALUE
----------------------------------                          ----      -------    --------------       -----
BONDS

Agricultural Operations (0.11%)
Iowa Select Farms L.P./ISF Finance, Inc.,
   Jr Sec Sub Note, Payment-In-Kind 12-01-06 (R)           10.750%      Ca            $  6          $  3,840
                                                                                                    --------

Automobile / Trucks (1.57%)
AM General Corp.,
   Sr Note Ser B 05-01-02                                  12.875       B               35            34,825
J.B. Poindexter & Co., Inc.,
   Sr Note 05-15-04                                        12.500       B               25            20,000
                                                                                                    --------

                                                                                                      54,825
                                                                                                    --------

Building (0.65%)
Amatek Industries Property Ltd.,
   Sr Sub Note (Australia) 02-15-08 (Y)                    12.000       B               25            22,500
                                                                                                    --------

Business Services - Misc. (1.24%)
Sotheby's Holdings, Inc.,
   Note 02-01-09                                            6.875       BB+             50            43,250
                                                                                                    --------

Chemicals (5.33%)
American Pacific Corp.,
   Sr Note 03-01-05                                         9.250       BB-             30            30,300
Applied Extrusion Technologies, Inc.,
   Sr Note 07-01-11 (R)                                    10.750       B               50            53,375
Huntsman ICI Holdings LLC,
   Sr Disc Note 12-31-09                                     Zero       B+              75            19,500
Trikem S.A.,
   Bond (Brazil) 07-24-07 (R)(Y)                           10.625       BB-            125            82,500
                                                                                                    --------

                                                                                                     185,675
                                                                                                    --------

Consumer Products Misc. (0.49%)
Diamond Brands Operating Corp.,
   Sr Sub Note 04-15-08 (B)                                10.125       D              100            10,000
Indesco International, Inc.,
   Sr Sub Note 04-15-08 (B)                                 9.750       D              100             7,000
                                                                                                    --------

                                                                                                      17,000
                                                                                                    --------

Containers (5.53%)
Gaylord Container Corp.,
   Sr Sub Note Ser B 02-15-08                               9.875       CCC            100            40,000
Kappa Beheer B.V.,
   Sr Sub Bond (Netherlands) 07-15-09 (Y)                  10.625       B               75            81,750
Riverwood International Corp.,
   Gtd Sr Sub Note 04-01-08                                10.875       CCC+            70            70,700
                                                                                                    --------

                                                                                                     192,450
                                                                                                    --------

Cosmetics & Personal Care (0.22%)
Global Health Sciences, Inc.,
   Gtd Sr Note 05-01-08 (B)                                11.000       D               75             7,500
                                                                                                    --------

Diversified Operations (1.46%)
Diamond Holdings Plc,
   Bond (United Kingdom) 02-01-08                          10.000       B-             50#            50,783
                                                                                                    --------


                       See notes to financial statements.                     21

        John Hancock Funds - Declaration Trust - V.A. High Yield Bond Fund

                                                                          INTEREST    CREDIT         PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                          RATE      RATING*      (000s OMITTED)         VALUE
----------------------------------                                          ----      -------      --------------         -----
Energy (3.56%)
AEI Resources, Inc./AEI Resources Holdings, Inc.,
   Gtd Note 12-15-05 (B) (R)                                               10.500%      C               $ 75            $ 41,250
Great Lakes Carbon Corp.,
   Gtd Sr Sub Note Ser B 05-15-08                                          10.250       B-                53              31,740
Port Arthur Finance Corp.,
   Gtd Sr Sub Note 01-15-09                                                12.500       BB                50              51,000
                                                                                                                        --------

                                                                                                                         123,990
                                                                                                                        --------

Finance (0.16%)
Finova Group, Inc.,
   Note 08-15-09                                                            7.500       B2                15               5,700
                                                                                                                        --------

Food (2.46%)
Mastellone Hermanos S.A.,
   Sr Note (Argentina) 04-01-08 (Y)                                        11.750       CCC              125              43,750
RAB Holdings, Inc.,
   Sr Note 05-01-08 (R)                                                    13.000       Ca               120              42,000
                                                                                                                        --------

                                                                                                                          85,750
                                                                                                                        --------

Insurance (1.49%)
Willis Corroon Corp.,
   Gtd Sr Sub Note 02-01-09                                                 9.000       B+                50              51,750
                                                                                                                        --------

Leisure (1.85%)
Claridge Hotel & Casino Corp.,
   1st Mtg Note 02-01-02 (B)                                               11.750       Ca                50               1,500
Fitzgeralds Gaming Corp.,
   Gtd Sr Sec Note Ser B 12-15-04 (B)                                      12.250       Caa1              50              36,000
Penn National Gaming, Inc.,
   Sr Sub Note 03-01-08 (R)                                                11.125       B-                25              26,750
                                                                                                                        --------

                                                                                                                          64,250
                                                                                                                        --------

Machinery (0.39%)
Glasstech, Inc.,
   Sr Note Ser B 07-01-04                                                  12.750       B3                25              13,750
                                                                                                                        --------

Manufacturing (0.56%)
ICON Health & Fitness, Inc.,
   Gtd Note 09-27-05                                                       12.000       B                 22              19,536
                                                                                                                        --------

Media (9.70%) Antenna TV S.A.,
   Sr Note (Greece) 07-01-08 (E)                                             9.75       BB-               50              38,361
ONO Finance Plc,
   Sr Sub Note (United Kingdom) 07-15-10 (E)                               14.000       CCC+              50              33,397
Pegasus Communications Corp.,
   Sr Note Ser B 08-01-07                                                  12.500       CCC+              35              35,875
Pegasus Satellite Communications Corp.,
   Sr Sub Disc Note, Step Coupon (13.50%, 03-01-04) 03-01-07 (A)             Zero       CCC+              60              37,200
Regional Independent Media Group Plc,
   Sr Disc Note, Step Coupon (12.875%, 07-01-03)
   (United Kingdom) 07-01-08 (A)                                             Zero       B-                20#             24,086
   Sr Note (United Kingdom) 07-01-08 (Y)                                   10.500       B-                 5               5,125
Sirius Satellite Radio, Inc.,
   Sr Disc Note, Step Coupon (15.00%, 12-01-02) 12-01-07 (A)                 Zero       CCC+             110              37,400
TeleWest Communications Plc,
   Sr Disc Note, Step Coupon (9.25%, 04-15-04)
   (United Kingdom) 04-15-09 (A) (Y)                                         Zero       B                 25              15,235
XM Satellite Radio, Inc.,
   Sr Sec Note 03-15-10                                                    14.000       CCC+             150             111,000
                                                                                                                        --------

                                                                                                                         337,679
                                                                                                                        --------


                       See notes to financial statements.                     22

        John Hancock Funds - Declaration Trust - V.A. High Yield Bond Fund

                                                                           INTEREST       CREDIT        PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                           RATE         RATING*     (000s OMITTED)        VALUE
----------------------------------                                           ----         -------     --------------        -----
Metal (4.55%)
Doe Run Resources Corp.,
   Gtd Sr Note Ser B 03-15-03                                                9.380%***      CCC-           $ 25           $  7,000
   Gtd Sr Note Ser B 03-15-05                                               11.250          CCC-             10              2,800
Freeport-McMoRan Copper & Gold, Inc.,
   Sr Note 11-15-06                                                          7.500          CCC              75             53,250
Golden Northwest Aluminum, Inc.,
   1st Mtg Note 12-15-06                                                    12.000          B-               25             15,500
Great Lakes Acquisition Corp.,
   Sr Disc Deb, Step Coupon (13.125%, 05-15-03) 05-15-09 (A)                  Zero          B-              200             80,000
                                                                                                                          --------

                                                                                                                           158,550
                                                                                                                          --------

Oil & Gas (11.09%)
Comstock Resources, Inc.,
   Gtd Sr Note 05-01-07                                                     11.250          B                75             74,250
Frontier Oil Corp.,
   Sr Sub Note 11-15-09                                                     11.750          B                50             53,000
Key Energy Services, Inc.,
   Sr Sub Note Ser B 01-15-09                                               14.000          B                93            107,415
Mariner Energy, Inc.,
   Sr Sub Note Ser B 08-01-06                                               10.500          C                10              9,000
Ocean Rig Norway A.S.,
   Gtd Sr Sec Note (Norway) 06-01-08 (Y)                                    10.250          CCC              55             49,500
Universal Compression, Inc.,
   Sr Disc Note, Step Coupon (9.875%, 02-15-03) 02-15-08 (A)                  Zero          B+              100             93,000
                                                                                                                          --------

                                                                                                                           386,165
                                                                                                                          --------

Paper & Paper Products (4.22%)
APP China Group Ltd.,
   Unit (Sr Disc Note & Warrant) (Indonesia) 03-15-10 (B) (R) (Y)           14.000          D               250             30,000
APP Finance (VII) Mauritius Ltd.,
   Gtd Note (Indonesia) 04-30-03 (B) (R) (Y)                                 3.500          D                10                900
Corporacion Durango S.A. de C.V.,
   Sr Note (Mexico) 08-01-06 (Y)                                            13.125          BB-             125            116,250
                                                                                                                          --------

                                                                                                                           147,150
                                                                                                                          --------

Real Estate Operations (0.03%)
Signature Resorts, Inc.,
   Conv Sub Note 01-15-07 (B)                                                5.750          Caa1             35              1,050
                                                                                                                          --------

Retail (0.00%)
Imperial Home Decor Group, Inc,
   Gtd Sr Sub Note 03-15-08 (B)                                             11.000          C               125                125
                                                                                                                          --------

Steel (2.30%)
Gulf States Steel, Inc. of Alabama,
   1st Mtg Bond 04-15-03 (B)                                                13.500          Caa3            100                  0
LTV Corp. (The),
   Gtd Sr Sub Note 11-15-09 (B)                                             11.750          Ca               50              1,500
Metallurg Holdings, Inc.,
   Sr Disc Note, Step Coupon (12.75%, 07-15-03) 07-15-08 (A)                  Zero          CCC+             50             19,000
Metallurg, Inc.,
   Gtd Sr Note Ser B 12-01-07                                               11.000          B-               30             25,500
NSM Steel, Inc./NSM Steel Ltd.,
   Gtd Sr Sub Mtg Note Ser B 02-01-08 (B) (R)                               12.250          D                75                  0
Oregon Steel CF&I,
   Note 03-31-03 (r)                                                         9.500          B                35             34,167
                                                                                                                          --------

                                                                                                                            80,167
                                                                                                                          --------


                       See notes to financial statements.                     23

        John Hancock Funds - Declaration Trust - V.A. High Yield Bond Fund

                                                                                   INTEREST    CREDIT     PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                                                   RATE      RATING*  (000s OMITTED)     VALUE
----------------------------------                                                   ----      -------  --------------     -----
Telecommunications (5.43%)
CTI Holdings S.A.,
   Sr Note, Step Coupon (11.25%, 04-15-03) (Argentina) 04-15-08 (A) (Y)               Zero       C           $ 75        $   15,000
Esprit Telecom Group Plc,
   Sr Note (Germany) 06-15-08 (B)                                                   11.000%      D             40#               46
Grupo Iusacell S.A. de C.V.,
   Sr Note (Mexico) 12-01-06 (Y)                                                    14.250       B+           100           104,000
GT Group Telecom, Inc.,
   Unit (Sr Disc Note & Warrant), Step Coupon (13.125%, 02-01-05) 02-01-10 (A)        Zero       B-           100            16,000
Jazztel Plc,
   Sr Note (United Kingdom) 12-15-09 (E)                                            13.250       CCC           50            21,211
Nextel Partners, Inc.,
   Sr Disc Note, Step Coupon (14.00%, 02-01-04) 02-01-09 (A)                          Zero       CCC+          15             9,750
PTC International Finance II S.A.,
   Gtd Sr Sub Note (Luxembourg) 12-01-09 (E)                                        11.250       B+            25            22,904
                                                                                                                         ----------

                                                                                                                            188,911
                                                                                                                         ----------

Textile (1.85%)
Coyne International Enterprises Corp.,
   Sr Sub Note 06-01-08                                                             11.250       CCC           75            15,000
Steel Heddle Group, Inc.,
   Sr Disc Deb, Step Coupon (13.75%, 06-01-03) 06-01-09 (A) (B)                       Zero       Caa2         200                 0
Steel Heddle Manufacturing Co.,
   Gtd Sr Sub Note Ser B 06-01-08 (B)                                               10.625       Caa1          50                 0
Tropical Sportswear International Corp.,
   Sr Sub Note Ser A 06-15-08                                                       11.000       B-            50            49,500
                                                                                                                         ----------

                                                                                                                             64,500
                                                                                                                         ----------

Transportation (6.74%)
Amtran, Inc.,
   Sr Note 08-01-04                                                                 10.500       CCC           50            40,000
Cenargo International Plc,
   1st Mtg Note (United Kingdom) 06-15-08 (Y)                                        9.750       B+            20            15,200
Fine Air Services, Inc.,
   Sr Note 06-01-08 (B)                                                              9.875       Caa1         105               131
Northwest Airlines Corp.,
   Gtd Note 03-15-07                                                                 8.700       B+           100            79,000
Pacer International, Inc.,
   Sr Sub Note 06-01-07                                                             11.750       B-            50            40,000
Pacific & Atlantic Holdings, Inc.,
   Sr Sec Note (Greece) 12-31-07 (R)                                                10.500       CC            23            10,150
US Airways, Inc.,
   Pass Thru Ctf Ser 1993-A3 03-01-13                                               10.375       B             75            50,250
                                                                                                                         ----------

                                                                                                                            234,731
                                                                                                                         ----------

Utilities (2.02%)
Monterrey Power S.A. de C.V.,
   Sr Sec Bond (Mexico) 11-15-09 (R) (Y)                                             9.625       BB+           68            70,381
                                                                                                                         ----------

Waste Disposal Service & Equip. (0.09%)
Waste Systems International, Inc.,
   Gtd Sr Note 01-15-06 (B)                                                         11.500       C             15             3,000
                                                                                                                         ----------

TOTAL BONDS (75.09%)                                                                                                      2,614,958
(Cost $4,577,845)                                                                                                        ----------

                                                           NUMBER OF
                                                            SHARES
ISSUER, DESCRIPTION                                       OR WARRANTS     VALUE
-------------------                                       -----------     -----
COMMON STOCKS

Chesapeake Energy Corp.**                                     1,872     $ 11,438
Grey Wolf, Inc.**                                            28,850       79,914
International Wireless Communications Holdings, Inc.          2,417          665
Pathmark Stores, Inc.**                                       1,046       25,470
SpinCycle, Inc.**                                               700        7,306
TVX Gold, Inc. (Canada) **                                  128,600       53,392
Waste Systems International, Inc. (B)                         8,715            0
                                                                        --------

TOTAL COMMON STOCKS (5.12%)                                             $178,185
(Cost $339,180)                                                         --------


                       See notes to financial statements.                     24

        John Hancock Funds - Declaration Trust - V.A. High Yield Bond Fund

                                                                                  NUMBER OF
                                                                                   SHARES
ISSUER, DESCRIPTION                                                              OR WARRANTS     VALUE
-------------------                                                              -----------     -----
PREFERRED STOCKS AND WARRANTS

Asia Pulp & Paper Co. Ltd., Warrant (R)**                                              250      $      3
Gothic Energy Corp., Warrant**                                                          79            26
HF Holdings, Inc., Warrant**                                                           212           106
Hills Stores Co., Warrant**                                                         35,000             0
Nakornthai Strip Mill Plc, Warrant (Thailand) (R) (Y)**                             63,309             1
Nextel Communications, Inc., 11.125%, Payment-In-Kind, Ser E, Preferred Stock          218       106,820
ONO Finance Plc, Warrant (United Kingdom) (R) (Y)**                                     50           500
Pacific & Atlantic Holdings, Inc., 7.50%, Preferred Stock (Greece) (Y)               1,172         5,860
Pathmark Stores, Inc., Warrant**                                                       740         6,660
Smurfit-Stone Container Corp., 7.00%, Ser A, Preferred Stock                         4,100        78,515
Waste Systems International, Inc., 8.00%, Ser E, Conv, Preferred Stock (B)**           160             2
Waste Systems International, Inc., Warrant (B) (R)**                                   225             2
XM Satellite Radio Holdings, Inc., Warrant  (R)**                                      150         3,750
                                                                                                --------

TOTAL PREFERRED STOCKS AND WARRANTS (5.81%)                                                      202,245
(Cost $515,905)                                                                                 --------

                                                           INTEREST        PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                           RATE        (000s OMITTED)          VALUE
----------------------------------                           ----        --------------          -----
SHORT-TERM INVESTMENTS
(Cost $283,000)
Joint Repurchase Agreement (8.13%)
Investment in a joint repurchase agreement
transaction with Barclays - Dated 12-14-01,
due 12-17-01 (Secured by U.S. Treasury Bonds,
3.375% due 04-15-32, 3.875% due 04-15-29
and 6.625% due 02-15-27)                                    1.800%          $    283              283,000
                                                                                               ----------

                        TOTAL SHORT-TERM INVESTMENTS                           (8.13%)            283,000
                                                                            --------           ----------

                                   TOTAL INVESTMENTS                          (94.15%)          3,278,388
                                                                            --------           ----------

                   OTHER ASSETS AND LIABILITIES, NET                           (5.85%)            203,634
                                                                            --------           ----------

                                    TOTAL NET ASSETS                         (100.00%)         $3,482,022
                                                                            ========           ==========


                       See notes to financial statements.                     25

       John Hancock Funds - Declaration Trust - V.A. High Yield Bond Fund

NOTES TO THE SCHEDULE OF INVESTMENTS

* Credit ratings are unaudited and rated by Moody's Investors Service or John Hancock Advisors, Inc. where Standard and Poor's ratings are not available.

**    Non-income producing security.

***   Represents rate in effect on December 14, 2001.

# Par value of foreign bonds and common stocks is expressed in local currency, as shown parenthetically in security description.

(A) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(B) Non-income producing issuer filed for protection under Federal Bankruptcy Code or is in default of interest payment.

(E) Parenthetical disclosure of a country in the security description represents county of issuer; however, security is euro denominated.

(R) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $365,402 or 10.49% of net assets as of December 14, 2001.

(Y) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, the security is U.S. dollar denominated.

(r) Direct placement securities are restricted as to resale. They have been valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's By- Laws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities.

      Additional information on these securities is as follows:

                                                                 VALUE AS A
                                                                     %
                               ACQUISITION      ACQUISITION      OF FUND'S           VALUE AT
ISSUER, DESCRIPTION                DATE             COST         NET ASSETS     DECEMBER 14, 2001
-------------------                ----             ----         ----------     -----------------
Oregon Steel CF&I                05-14-98         $34,696          0.98 %            $34,167

      The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


                       See notes to financial statements.                     26

       John Hancock Funds - Declaration Trust - V.A. High Yield Bond Fund

Portfolio Concentration
December 14, 2001 (Unaudited)

                                                            VALUE
                                                      AS A PERCENTAGE
                                                         OF FUND'S
COUNTY DIVERSIFICATION                                   NET ASSETS
----------------------                                   ----------

Argentina                                                   1.69%
Australia                                                   0.65
Brazil                                                      2.37
Canada                                                      1.53
Germany                                                     0.00
Greece                                                      1.56
Indonesia                                                   0.89
Luxembourg                                                  0.66
Mexico                                                      8.35
Netherlands                                                 2.35
Norway                                                      1.42
Thailand                                                    0.00
United Kingdom                                              4.75
United States                                              67.93
                                                           -----
                                  TOTAL INVESTMENTS        94.15%
                                                           =====

QUALITY DISTRIBUTION
--------------------

BB                                                         12.41%
B                                                          38.37
CCC                                                        19.07
CC                                                          1.69
C                                                           1.96
D                                                           1.59
                                                           -----
                                        TOTAL BONDS        75.09%
                                                           =====


                       See notes to financial statements.                     27

        John Hancock Funds - Declaration Trust - V.A. Regional Bank Fund

Schedule of Investments
December 14, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                       NUMBER OF
ISSUER, DESCRIPTION                                      SHARES          VALUE
-------------------                                      ------          -----

COMMON STOCKS
Banks - Money Center (18.20%)
Bank of America Corp. (NC)                                7,500       $  460,650
Citigroup, Inc. (NY)                                     12,000          560,280
J.P. Morgan Chase & Co. (NY)                             10,500          378,420
Wachovia Corp. (NC)                                      13,000          400,660
                                                                      ----------

                                                                       1,800,010
                                                                      ----------

Banks - Superregional (23.45%)
Bank One Corp. (OH)                                      11,500          432,975
FleetBoston Financial Corp. (MA)                         11,500          425,500
Mellon Financial Corp. (PA)                               8,500          324,275
SunTrust Banks, Inc. (GA)                                 6,500          398,970
U.S. Bancorp (MN)                                        17,500          332,150
Wells Fargo & Co. (CA)                                    9,500          405,365
                                                                      ----------

                                                                       2,319,235
                                                                      ----------

Banks - United States (28.70%)
BancFirst Corp. (OK)                                      2,500           87,500
BancWest Corp. (HI)                                       2,000           70,000
Bank of New York Co., Inc. (The) (NY)                    10,000          392,500
BB&T Corp. (NC)                                           3,000          104,670
Chittenden Corp. (VT)                                     3,812          100,637
Comerica, Inc. (MI)                                       1,000           53,500
Fifth Third Bancorp (OH)                                  7,092          415,307
FirstMerit Corp. (OH)                                     5,000          133,150
M & T Bank Corp. (NY)                                     1,500          107,925
National Commerce Financial Corp. (TN)                    3,000           73,470
Northern Trust Corp. (IL)                                 1,500           88,260
PNC Financial Service Group (PA)                          6,500          362,050
SouthTrust Corp. (AL)                                     2,500           60,750
Southwest Bancorp. of Texas, Inc.* (TX)                   5,000          142,650
State Street Corp. (MA)                                   2,000          101,860
Sterling Bancshares, Inc. (TX)                            7,500           95,550
Valley National Bancorp. (NJ)                             5,000          158,000
Whitney Holding Corp. (LA)                                2,000           86,300
Zions Bancorp. (UT)                                       4,000          203,680
                                                                      ----------

                                                                       2,837,759
                                                                      ----------


                       See notes to financial statements.                     28

        John Hancock Funds - Declaration Trust - V.A. Regional Bank Fund

                                                        NUMBER OF
ISSUER, DESCRIPTION                                       SHARES         VALUE
-------------------                                       ------         -----

Finance (16.77%)
American Express Co. (NY)                                  7,000      $  225,820
Fannie Mae (DC)                                            5,500         422,235
Freddie Mac (VA)                                           4,000         256,200
Household International, Inc. (IL)                         1,500          80,025
MBNA Corp. (DE)                                            2,000          65,000
Merrill Lynch & Co., Inc. (NY)                             5,000         254,000
Morgan Stanley Dean Witter & Co. (NY)                      6,750         354,712
                                                                      ----------

                                                                       1,657,992
                                                                      ----------

Insurance (6.49%)
American International Group, Inc. (NY)                    6,079         487,597
Marsh & McLennan Cos., Inc. (NY)                           1,500         154,125
                                                                      ----------

                                                                         641,722
                                                                      ----------

Thrifts (3.64%)
Charter One Financial, Inc. (OH)                           2,000          52,860
Washington Mutual, Inc. (WA)                              10,000         307,400
                                                                      ----------

                                                                         360,260
                                                                      ----------

TOTAL COMMON STOCKS (97.25%)
(Cost $9,093,896)                                                      9,616,978
                                                                      ----------

                                                   INTEREST        PAR VALUE
ISSUER, DESCRIPTION, MATURITY DATE                   RATE        (000s OMITTED)       VALUE
----------------------------------                   ----        --------------       -----
SHORT-TERM INVESTMENTS
(Cost $308,000)
Joint Repurchase Agreement (3.12%)
Investment in a joint repurchase agreement
transaction with Barclays, Inc. - Dated
12-14-01, due 12-17-01 (Secured by U.S.
Treasury Bonds, 3.375% due 04-15-32,
3.875% due 04-15-29 and 6.625% due
02-15-27)                                            1.80%            $308            308,000
                                                                                   ----------

                TOTAL SHORT-TERM INVESTMENTS                          3.12%           308,000
                                                                    ------         ----------

                           TOTAL INVESTMENTS                        100.37%         9,924,978
                                                                    ------         ----------

           OTHER ASSETS AND LIABILITIES, NET                         (0.37%)          (36,552)
                                                                    ------         ----------

                            TOTAL NET ASSETS                        100.00%        $9,888,426
                                                                    ======         ==========

*Non-income producing security.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.


                       See notes to financial statements.                     29

John Hancock Funds - Declaration Trust

                                                              V.A.           V.A.           V.A.           V.A.            V.A.
Statements of Assets and Liabilities                       500 INDEX    INTERNATIONAL   MONEY MARKET  HIGH YIELD BOND  REGIONAL BANK
Final Report December 14, 2001* (Unaudited)                   FUND           FUND           FUND           FUND            FUND
-------------------------------------------------------   ------------  -------------   ------------  ---------------  ------------
ASSETS
Investments at value (cost - $11,650,751, $1,941,606,
  $87,362,779, $5,433,053 and $9,093,896, respectively)   $ 14,859,899   $  1,927,397   $ 87,362,779   $  2,995,388    $  9,616,978
Joint repurchase agreements (cost - $307,000,
  $75,000, $43,029,000, $283,000 and $308,000,
  respectively)                                                307,000         75,000     43,029,000        283,000         308,000
                                                          ------------   ------------   ------------   ------------    ------------
                                                            15,166,899      2,002,397    130,391,779      3,278,388       9,924,978

Cash                                                               653            826            123            254              --
Foreign cash at value (cost - none, $273, none,
  $1,269 and none, respectively)                                    --            273             --          1,269              --
Receivable for investments sold                                     --             --             --         46,950              --
Receivable for open forward foreign currency
  exchange contracts                                                --             --             --          3,734              --
Dividends and interest receivable                               13,208          5,837        193,202        160,186          21,446
Receivable from affiliates                                      11,505         35,974             --             --              --
Other assets                                                    15,108             --             --            157             332
                                                          ------------   ------------   ------------   ------------    ------------
                   Total assets                             15,207,373      2,045,307    130,585,104      3,490,938       9,946,756
                   ------------------------------------   ------------   ------------   ------------   ------------    ------------

LIABILITIES
Due to custodian                                                    --             --             --             --          48,786
Payable for open forward foreign currency
  exchange contracts                                                --             --             --             30              --
Payable to affiliates                                               --             --         21,949          3,147           3,179
Accounts payable and accrued expenses                           66,215         64,435         13,272          5,739           6,365
                                                          ------------   ------------   ------------   ------------    ------------
                   Total liabilities                            66,215         64,435         35,221          8,916          58,330
                   ------------------------------------   ------------   ------------   ------------   ------------    ------------

NET ASSETS
Capital paid-in                                             11,978,623      4,365,371    130,550,091      6,959,504      10,581,495
Accumulated net realized loss on investments and
  foreign currency transactions                                (46,265)    (2,370,049)            --     (1,054,520)     (1,216,027)
Net unrealized appreciation (depreciation) of
  investments and translation of assets and
  liabilities in foreign currencies                          3,209,148        (14,345)            --     (2,433,967)        523,082
Undistributed (distributions in excess of) net
  investment income, (accumulated net investment loss)            (348)          (105)          (208)        11,005            (124)
                                                          ------------   ------------   ------------   ------------    ------------
                   Net Assets                             $ 15,141,158   $  1,980,872   $130,549,883   $  3,482,022    $  9,888,426
                   ====================================   ============   ============   ============   ============    ============

Net Asset Value Per Share:
(Based on 1,199,375, 267,890, 130,550,544,
  572,145 and 981,413, shares, respectively,
  of beneficial interest outstanding - unlimited
  number of shares authorized with no par value)          $      12.62   $       7.39   $       1.00   $       6.09    $      10.08
                                                          ============   ============   ============   ============    ============

* The net assets of V.A. 500 Index Fund, V.A. International Fund, V.A. Money Market Fund, V.A. High Yield Bond Fund and V.A. Regional Bank Fund (each a "Fund," collectively, the "Funds"), were merged into the VST Equity Index Fund, VST International Equity Fund, VST Money Market Fund, V.A. Strategic Income Fund and V.A. Financial Industries Fund, respectively, as of the close of business on December 14, 2001, and the Funds were subsequently terminated. The Statements of Assets and Liabilities reflect the Funds' position prior to the transfer of net assets and the termination of the Funds. See Note A to financial statements.


                       See notes to financial statements.                     30

John Hancock Funds - Declaration Trust

Statements of Operations

Period from January 1, 2001 to December 14, 2001* (Unaudited)
--------------------------------------------------------------------------------

                                                        V.A.            V.A.          V.A.              V.A.             V.A.
                                                     500 INDEX     INTERNATIONAL  MONEY MARKET    HIGH YIELD BOND    REGIONAL BANK
                                                        FUND            FUND          FUND              FUND             FUND
                                                     -----------   -------------  ------------    ---------------    -------------
Investment Income:
Dividends (net of foreign withholding tax of $975,
   $8,741, none, $125 and none, respectively)        $   219,190    $    60,771             --      $    44,829       $   240,482
Interest                                                  26,299         10,126    $ 4,601,602          618,409            24,189
Securities lending income                                     --          7,127             --               --            13,193
                                                     -----------    -----------    -----------      -----------       -----------
    Total investment income                              245,489         78,024      4,601,602          663,238           277,864
                                                     -----------    -----------    -----------      -----------       -----------

Expenses:
Custodian fee                                            113,863        141,830         42,348            9,072             6,488
Investment management fee                                 61,387         39,649        564,887           31,576            87,817
Miscellaneous                                             13,807            116            661              121               136
Auditing fee                                               5,000          5,000          6,000            5,000             4,000
Accounting and legal services fee                          3,549            886         23,097            1,061             2,227
Printing                                                   2,746          1,019            447              905                24
Organization expense                                       1,413          1,413          1,413               --                --
Trustees' fee                                              1,357            379          4,315              361               715
Legal fee                                                    191            468          1,257            1,170                47
Registration and filing fee                                   17             80             17               17                17
Interest expense                                              --            679             48               --               195
                                                     -----------    -----------    -----------      -----------       -----------
    Total expenses                                       203,330        191,519        644,490           49,283           101,666
    -----------------------------------------------------------------------------------------------------------------------------
    Less expense reductions                             (141,943)      (140,848)            --           (4,547)               --
    -----------------------------------------------------------------------------------------------------------------------------
    Net expenses                                          61,387         50,671        644,490           44,736           101,666
    -----------------------------------------------------------------------------------------------------------------------------
    Net investment income                                184,102         27,353      3,957,112          618,502           176,198
    -----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) on:
    Investments                                        1,010,936     (1,512,814)            --         (855,050)        1,729,453
    Foreign currency transactions                             --       (381,613)            --          (19,005)               --
    Futures                                             (196,669)            --             --               --                --
  Change in net unrealized appreciation
    (depreciation) of:
    Investments                                       (4,075,681)      (219,058)            --          332,937        (1,591,675)
    Translation of assets and liabilities
      in foreign currencies                                   --          1,819             --           36,315                --
    Futures                                              (17,847)            --             --               --                --
                                                     -----------    -----------    -----------      -----------       -----------
    Net realized and unrealized gain (loss)           (3,279,261)    (2,111,666)            --         (504,803)          137,778
    -----------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
    Increase (decrease) in net assets
      from operations                                ($3,095,159)   ($2,084,313)   $ 3,957,112      $   113,699       $   313,976
    =============================================================================================================================

* The net assets of V.A. 500 Index Fund, V.A. International Fund, V.A. Money Market Fund, V.A. High Yield Bond Fund and V.A. Regional Bank Fund (each a "Fund," collectively, the "Funds"), were merged into the VST Equity Index Fund, VST International Equity Fund, VST Money Market Fund, V.A. Strategic Income Fund and V.A. Financial Industries Fund, respectively, as of the close of business on December 14, 2001, and the Funds were subsequently terminated. The Statements of Operations reflect the Funds' position prior to the transfer of net assets and the termination of the Funds. See Note A to financial statements.


                       See notes to financial statements.                     31

John Hancock Funds - Declaration Trust

Statements of Changes in Net Assets

                                                                V.A. 500 INDEX FUND                    V.A. INTERNATIONAL FUND
                                                          ---------------------------------       ---------------------------------
                                                                              PERIOD FROM                             PERIOD FROM
                                                            YEAR ENDED      JANUARY 1, 2001         YEAR ENDED      JANUARY 1, 2001
                                                           DECEMBER 31,     TO DECEMBER 14,        DECEMBER 31,     TO DECEMBER 14,
                                                               2000              2001*                 2000              2001*
                                                                              (UNAUDITED)                             (UNAUDITED)
                                                          ---------------------------------       ---------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
Net investment income                                     $     284,283       $     184,102       $      17,595       $      27,353
Net realized gain (loss)                                        510,070             814,267            (451,324)         (1,894,427)
Change in net unrealized appreciation (depreciation)         (3,816,126)         (4,093,528)         (2,179,238)           (217,239)
                                                          ---------------------------------       ---------------------------------
Net increase (decrease) in net assets resulting from
operations                                                   (3,021,773)         (3,095,159)         (2,612,967)         (2,084,313)
                                                          ---------------------------------       ---------------------------------

Distributions to shareholders:
From net investment income                                     (279,659)           (194,506)           (107,471)               (978)
From net realized gain                                          (92,786)         (1,228,489)                 --                  --
In excess of net realized gain                                       --                  --            (238,923)                 --
                                                          ---------------------------------       ---------------------------------
Total distributions to shareholders                            (372,445)         (1,422,995)           (346,394)               (978)
                                                          ---------------------------------       ---------------------------------

From fund share transactions: #
Shares sold                                                   2,172,521             759,793           1,932,741             171,164
Distributions reinvested                                        372,407           1,383,569             346,394                 978
Shares repurchased                                          (12,009,903)         (7,578,073)         (1,364,748)         (3,435,618)
                                                          ---------------------------------       ---------------------------------
Net increase (decrease)                                      (9,464,975)         (5,434,711)            914,387          (3,263,476)
                                                          ---------------------------------       ---------------------------------

Net assets:
Beginning of period                                          37,953,216          25,094,023           9,374,613           7,329,639
End of period **                                          $  25,094,023       $  15,141,158       $   7,329,639       $   1,980,872
                                                          =================================       =================================

# Analysis of Fund share transactions:
Shares sold                                                     123,028              51,697             131,349              19,727
Distributions reinvested                                         21,738             108,840              31,955                 132
Shares repurchased                                             (694,943)           (508,843)           (104,357)           (417,817)
                                                          ---------------------------------       ---------------------------------
Net increase (decrease)                                        (550,177)           (348,306)             58,947            (397,958)
                                                          ---------------------------------       ---------------------------------

                                                               V.A. MONEY MARKET FUND                 V.A. HIGH YIELD BOND FUND
                                                          ---------------------------------       ---------------------------------
                                                                              PERIOD FROM                             PERIOD FROM
                                                            YEAR ENDED      JANUARY 1, 2001         YEAR ENDED      JANUARY 1, 2001
                                                           DECEMBER 31,     TO DECEMBER 14,        DECEMBER 31,     TO DECEMBER 14,
                                                               2000              2001*                 2000              2001*
                                                                              (UNAUDITED)                             (UNAUDITED)
                                                          ---------------------------------       ---------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
Net investment income                                     $   2,278,752       $   3,957,112       $   1,037,461       $     618,502
Net realized gain (loss)                                             --                  --             141,324            (874,055)
Change in net unrealized appreciation (depreciation)                 --                  --          (1,666,407)            369,252
                                                          ---------------------------------       ---------------------------------
Net increase (decrease) in net assets resulting from
operations                                                    2,278,752           3,957,112            (487,622)            113,699
                                                          ---------------------------------       ---------------------------------

Distributions to shareholders:
From net investment income                                   (2,278,752)         (3,957,773)         (1,039,972)           (619,300)
From net realized gain                                               --                  --                  --                  --
In excess of net realized gain                                       --                  --            (241,224)                 --
                                                          ---------------------------------       ---------------------------------
Total distributions to shareholders                          (2,278,752)         (3,957,773)         (1,281,196)           (619,300)
                                                          ---------------------------------       ---------------------------------

From fund share transactions: #
Shares sold                                                 188,358,513         315,068,273             858,489             958,861
Distributions reinvested                                      2,374,022           3,990,948           1,281,195             619,300
Shares repurchased                                         (149,766,710)       (262,426,009)         (2,438,764)         (4,809,172)
                                                          ---------------------------------       ---------------------------------
Net increase (decrease)                                      40,965,825          56,633,212            (299,080)         (3,231,011)
                                                          ---------------------------------       ---------------------------------

Net assets:
Beginning of period                                          32,951,507          73,917,332           9,286,532           7,218,634
End of period **                                          $  73,917,332       $ 130,549,883       $   7,218,634       $   3,482,022
                                                          =================================       =================================

# Analysis of Fund share transactions:
Shares sold                                                 188,358,513         315,068,273             110,078             149,037
Distributions reinvested                                      2,374,022           3,990,948             172,859              96,283
Shares repurchased                                         (149,766,710)       (262,426,009)           (320,600)           (753,422)
                                                          ---------------------------------       ---------------------------------
Net increase (decrease)                                      40,965,825          56,633,212             (37,663)           (508,102)
                                                          ---------------------------------       ---------------------------------

                                                               V.A. REGIONAL BANK FUND
                                                          ---------------------------------
                                                                              PERIOD FROM
                                                            YEAR ENDED      JANUARY 1, 2001
                                                           DECEMBER 31,     TO DECEMBER 14,
                                                               2000              2001*
                                                                              (UNAUDITED)
                                                          ---------------------------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
Net investment income                                     $     271,788       $     176,198
Net realized gain (loss)                                     (2,865,401)          1,729,453
Change in net unrealized appreciation (depreciation)          4,087,137          (1,591,675)
                                                          ---------------------------------
Net increase (decrease) in net assets resulting from
operations                                                    1,493,524             313,976
                                                          ---------------------------------

Distributions to shareholders:
From net investment income                                     (275,181)           (176,151)
From net realized gain                                               --                  --
In excess of net realized gain                                       --                  --
                                                          ---------------------------------
Total distributions to shareholders                            (275,181)           (176,151)
                                                          ---------------------------------

From fund share transactions: #
Shares sold                                                   1,198,441          (3,982,829)
Distributions reinvested                                        275,181                  --
Shares repurchased                                           (9,253,630)                 --
                                                          ---------------------------------
Net increase (decrease)                                      (7,780,008)         (3,982,829)
                                                          ---------------------------------

Net assets:
Beginning of period                                          20,295,095          13,733,430
End of period **                                          $  13,733,430       $   9,888,426
                                                          =================================

# Analysis of Fund share transactions:
Shares sold                                                     150,452            (407,755)
Distributions reinvested                                         33,504                  --
Shares repurchased                                           (1,166,423)                 --
                                                          ---------------------------------
Net increase (decrease)                                        (982,467)           (407,755)
                                                          ---------------------------------

* The net assets of V.A. 500 Index Fund, V.A. International Fund, V.A. Money Market Fund, V.A. High Yield Bond Fund and V.A. Regional Bank Fund (each a "Fund," collectively, the "Funds"), were merged into the VST Equity Index Fund, VST International Equity Fund, VST Money Market Fund, V.A. Strategic Income Fund and V.A. Financial Industries Fund, respectively, as of the close of business on December 14, 2001, and the Funds were subsequently terminated. The Statements of Changes in Net Assets reflect the Funds' position prior to the transfer of net assets and the termination of the Funds. See Note A to Financial Statements.

** Includes undistributed (distributions in excess of) net investment income, (accumulated net investment loss) of $5,007, ($348), ($77,085), ($105), $193,
   ($208), ($4,802), $11,005, ($104) and ($124), respectively.


                       See notes to financial statements.                     32

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:

                                                                       V.A. 500 INDEX FUND
                                         -------------------------------------------------------------------------------------
                                            PERIOD                                                                FROM
                                            ENDED                  YEAR ENDED DECEMBER 31,                  JANUARY 1, 2001
                                         DECEMBER 31,                                                     TO DECEMBER 14, 2001
                                           1996 (1)        1997        1998        1999        2000            (UNAUDITED)
                                           --------        ----        ----        ----        ----            -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period       $10.00         $10.44      $12.62      $15.23      $18.09             $16.21
Net Investment Income (2)                    0.17           0.30        0.20        0.17        0.14               0.15
Net Realized and Unrealized Gain
  (Loss) on Investments                      0.98           2.72        3.37        2.98       (1.81)             (2.46)
Total from Investment Operations             1.15           3.02        3.57        3.15       (1.67)             (2.31)
Less Distributions:
From Net Investment Income                  (0.16)         (0.30)      (0.20)      (0.17)      (0.15)             (0.16)
From Net Realized Gain                      (0.55)         (0.54)      (0.76)      (0.11)      (0.06)             (1.12)
In Excess of Net Realized Gain                 --             --          --       (0.01)         --                 --
Total Distributions                         (0.71)         (0.84)      (0.96)      (0.29)      (0.21)             (1.28)
Net Asset Value, End of Period             $10.44         $12.62      $15.23      $18.09      $16.21             $12.62(3)
Total Return (4,5)                          11.49%(6)      29.51%      28.44%      20.81%      (9.28%)           (14.23%)(6)

Ratios and Supplemental Data
Net Assets, End of Period (in millions)        $4            $20         $26         $38         $25                $15
Ratio of Expenses to Average Net Assets      0.60%(7)       0.36%       0.35%       0.35%       0.35%              0.35%(7)
Ratio of Adjusted Expenses to Average
  Net Assets (8)                             1.31%(7)       0.83%       0.92%       0.75%       0.93%              1.16%(7)
Ratio of Net Investment Income to
  Average Net Assets                         4.57%(7)       2.45%       1.44%       1.06%       0.86%              1.05%(7)
Portfolio Turnover                              0%             9%         47%          5%          7%                 8%

(1) Commenced operations on August 29, 1996.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Net asset value per share before the merger of assets to VST Equity Index Fund and the termination of the Fund. See Note A to financial statements.
(4) Assumes dividend reinvestment.
(5) The total returns would have been lower had certain expenses not been reduced during the periods shown.
(6) Not annualized.
(7) Annualized.
(8) Does not take into consideration expense reductions during the periods shown.


                       See notes to financial statements.                     33

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:

                                                                    V.A. INTERNATIONAL FUND
                                        -----------------------------------------------------------------------------------
                                           PERIOD                                                               FROM
                                           ENDED                    YEAR ENDED DECEMBER 31,                JANUARY 1, 2001
                                        DECEMBER 31,                                                   TO DECEMBER 14, 2001
                                          1996 (1)         1997        1998        1999        2000          (UNAUDITED)
                                          --------         ----        ----        ----        ----          -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period       $10.00         $11.23      $10.50      $12.18      $15.45            $11.01
Net Investment Income (2)                    0.07           0.05        0.07        0.07        0.03              0.06
Net Realized and Unrealized Gain
  (Loss) on Investments                      1.20          (0.13)       1.69        3.75       (3.93)            (3.68)
Total from Investment Operations             1.27          (0.08)       1.76        3.82       (3.90)            (3.62)
Less Distributions:
From Net Investment Income                  (0.04)         (0.01)      (0.07)      (0.08)      (0.17)               --(3)
In Excess of Net Investment Income             --             --       (0.01)      (0.02)         --                --
From Net Realized Gain                         --          (0.64)         --       (0.45)      (0.37)               --
Total Distributions                         (0.04)         (0.65)      (0.08)      (0.55)      (0.54)               --
Net Asset Value, End of Period             $11.23         $10.50      $12.18      $15.45      $11.01             $7.39(4)
Total Return (5,6)                          12.75%(7)      (0.54%)     16.75%      31.55%     (25.17%)          (32.85%)(7)

Ratios and Supplemental Data
Net Assets, End of Period (in millions)        $2             $4          $7          $9          $7                $2
Ratio of Expenses to Average Net Assets      1.15%(8)       1.15%       1.15%       1.15%       1.15%             1.15%(8)
Ratio of Adjusted Expenses to Average
  Net Assets (9)                             3.13%(8)       2.04%       3.13%       2.51%       3.24%             4.35%(8)
Ratio of Net Investment Income to
  Average Net Assets                         2.03%(8)       0.43%       0.59%       0.52%       0.19%             0.62%(8)
Portfolio Turnover                             14%           273%         89%        116%        177%              275%

(1) Commenced operations on August 29, 1996.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Less than $0.01 per share.
(4) Net asset value per share before the merger of assets to VST International Equity Fund and the termination of the Fund. See Note A to financial statements.
(5) Assumes dividend reinvestment.
(6) The total returns would have been lower had certain expenses not been reduced during the periods shown.
(7) Not annualized.
(8) Annualized.
(9) Does not take into consideration expense reductions during the periods shown.


                       See notes to financial statements.                     34

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:

                                                                     V.A. MONEY MARKET FUND
                                         -----------------------------------------------------------------------------------
                                           PERIOD                                                               FROM
                                            ENDED                    YEAR ENDED DECEMBER 31,               JANUARY 1, 2001
                                         DECEMBER 31,                                                   TO DECEMBER 14, 2001
                                          1996 (1)          1997          1998       1999       2000         (UNAUDITED)
                                          --------          ----          ----       ----       ----         -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period       $1.00           $1.00         $1.00      $1.00      $1.00            $1.00
Net Investment Income (2)                   0.02            0.05          0.05       0.05       0.06             0.03
Less Distributions:
From Net Investment Income                 (0.02)          (0.05)        (0.05)     (0.05)     (0.06)           (0.03)
Net Asset Value, End of Period             $1.00           $1.00         $1.00      $1.00      $1.00            $1.00(3)
Total Return (4)                            1.61%(5,6)      4.88%(6)      4.87%      4.58%      5.90%            3.58%(5)

Ratios and Supplemental Data
Net Assets, End of Period (in millions)       --(7)           $8           $17        $33        $74             $131
Ratio of Expenses to Average Net Assets     0.75%(8)        0.75%         0.74%      0.66%      0.60%            0.57%(8)
Ratio of Adjusted Expenses to Average
  Net Assets (9)                           27.48%(8)        1.27%           --         --         --               --
Ratio of Net Investment Income to
  Average Net Assets                        4.68%(8)        4.86%         4.70%      4.55%      5.86%            3.50%(8)

(1) Commenced operations on August 29, 1996.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Net asset value per share before the merger of assets to VST Money Market Fund and the termination of the Fund. See Note A to financial statements.
(4) Assumes dividend reinvestment.
(5) Not annualized.
(6) The total return would have been lower had certain expenses not been reduced during the period shown.
(7) Less than $500,000.
(8) Annualized.
(9) Does not take into consideration expense reductions during the periods shown.


                       See notes to financial statements.                     35

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:

                                                                              V.A. HIGH YIELD BOND FUND
                                                         ----------------------------------------------------------------
                                                           PERIOD                                            FROM
                                                            ENDED         YEAR ENDED DECEMBER 31,       JANUARY 1, 2001
                                                         DECEMBER 31,                                TO DECEMBER 14, 2001
                                                           1998 (1)          1999         2000            (UNAUDITED)
                                                           --------          ----         ----            -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period                       $10.00           $8.22        $8.31               $6.68
Net Investment Income (2)                                    0.90            0.88         0.94                0.73
Net Realized and Unrealized Gain (Loss) on Investments      (1.82)           0.16        (1.40)              (0.60)
Total from Investment Operations                            (0.92)           1.04        (0.46)               0.13

Less Distributions:
From Net Investment Income                                  (0.84)          (0.88)       (0.94)              (0.72)
From Net Realized Gain                                         --           (0.07)       (0.23)                 --
Tax Return of Capital                                       (0.02)             --           --                  --
Total Distributions                                         (0.86)          (0.95)       (1.17)              (0.72)
Net Asset Value, End of Period                              $8.22           $8.31        $6.68               $6.09(3)
Total Return (4,5)                                          (9.80%)(6)      13.12%       (6.08%)              2.10%(6)

Ratios and Supplemental Data
Net Assets, End of Period (in millions)                        $8              $9           $7                  $3
Ratio of Expenses to Average Net Assets                      0.85%(7)        0.85%        0.85%               0.85%(7)
Ratio of Adjusted Expenses to Average Net Assets (8)         1.15%(7)        1.03%        1.24%               0.94%(7)
Ratio of Net Investment Income to Average Net Assets         9.85%(7)       10.56%       12.12%              11.75%(7,9)
Portfolio Turnover                                            102%            122%          56%                 51%

(1) Commenced operations on January 6, 1998.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Net asset value per share before the merger of assets to V.A. Strategic Income Fund and the termination of the Fund. See Note A to financial statements.
(4) Assumes dividend reinvestment.
(5) The total returns would have been lower had certain expenses not been reduced during the periods shown.
(6) Not annualized.
(7) Annualized.
(8) Does not take into consideration expense reductions during the periods shown.
(9) Had the Fund not amortized premiums on debt securities, the annualized ratio of net investment income to average net assets would have been 11.86%.


                       See notes to financial statements.                     36

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:

                                                                         V.A. REGIONAL BANK FUND
                                                       -------------------------------------------------------------
                                                          PERIOD                                        FROM
                                                          ENDED        YEAR ENDED DECEMBER 31,     JANUARY 1, 2001
                                                       DECEMBER 31,                             TO DECEMBER 14, 2001
                                                         1998 (1)          1999       2000           (UNAUDITED)
                                                         --------          ----       ----           -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period                     $10.00           $9.28      $8.56              $9.89
Net Investment Income (2)                                  0.09            0.12       0.16               0.15
Net Realized and Unrealized Gain (Loss) on Investments    (0.74)          (0.57)      1.34               0.20
Total from Investment Operations                          (0.65)          (0.45)      1.50               0.35
Less Distributions:
From Net Investment Income                                (0.07)          (0.12)     (0.17)             (0.16)
From Net Realized Gain                                     --(3)          (0.15)        --                 --
Total Distributions                                       (0.07)          (0.27)     (0.17)             (0.16)
Net Asset Value, End of Period                            $9.28           $8.56      $9.89             $10.08(4)
Total Return (5)                                          (6.43%)(6,7)    (4.86%)    17.91%              3.64%(6)

Ratios and Supplemental Data
Net Assets, End of Period (in millions)                     $20             $20        $14                $10
Ratio of Expenses to Average Net Assets                    1.05%(8)        1.00%      1.01%              0.93%(8)
Ratio of Adjusted Expenses to Average Net Assets (9)       1.14%(8)          --         --                 --
Ratio of Net Investment Income to Average Net Assets       1.39%(8)        1.30%      1.92%              1.61%(8)
Portfolio Turnover                                           28%             49%        32%                 9%

(1) Commenced operations on May 1, 1998.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Net asset value per share before the merger of assets to V.A. Financial Industries Fund and the termination of the Fund. See Note A to financial statements.
(4) Less than $0.01 per share.
(5) Assumes dividend reinvestment.
(6) Not annualized.
(7) The total return would have been lower had certain expenses not been reduced during the period shown.
(8) Annualized.
(9) Does not take into consideration expense reductions during the period shown.


                       See notes to financial statements.                     37

NOTES TO FINANCIAL STATEMENTS
Unaudited

NOTE A
Accounting policies

John Hancock V.A. 500 Index Fund ("V.A. 500 Index Fund"), John Hancock V.A. International Fund ("V.A. International Fund"), John Hancock V.A. Money Market Fund ("V.A. Money Market Fund"), John Hancock V.A. High Yield Bond Fund ("V.A. High Yield Bond Fund") and John Hancock V.A. Regional Bank Fund ("V.A. Regional Bank Fund"), (each a "Fund," collectively, the "Funds") are separate series of John Hancock Declaration Trust (the "Trust") an open-end management investment company, registered under the Investment Company Act of 1940. The Trust, organized as a Massachusetts business trust in 1995, consists of ten different series as of December 14, 2001. The other series of the Trust are reported in separate shareholders' reports. Each Fund currently has one class of shares with equal rights as to voting, redemption, dividends and liquidation within its respective Fund. The Trustees may authorize the creation of additional series from time to time to satisfy various investment objectives. An insurance company issuing a Variable Contract that participates in the Trust will vote shares of the Funds held by the insurance company's separate accounts as required by law. In accordance with current law and interpretations thereof, participating insurance companies are required to request voting instructions from policy owners and must vote shares of the Funds in proportion to the voting instructions received.

The investment objective of the V.A. 500 Index Fund was to provide investment results that correspond with the total return performance of the Standard & Poor's 500 Stock Price Index (the "S&P 500 Index"). The investment objective of the V.A. International Fund was to seek long-term growth of capital. The investment objective of the V.A. Money Market Fund was to seek maximum current income consistent with capital preservation and liquidity. The investment objective of the V.A. High Yield Bond Fund was to seek maximum current income without assuming undue risk. The investment objective of the V.A. Regional Bank Fund was to seek long-term capital appreciation.

On December 5, 2001, the Shareholders of V.A. 500 Index Fund, V.A. International Fund, V.A. Money Market Fund, V.A. High Yield Bond Fund, and V.A. Regional Bank Fund approved the plan of reorganization, which provided for the transfer of substantially all of the assets and liabilities of the Funds to the corresponding Acquiring Funds in exchange solely for shares of beneficial interest of the following Acquiring Funds:

Acquired Fund                        Acquiring Fund
V.A. 500 Index Fund                  VST Equity Index Fund
V.A. International Fund              VST International Equity Fund
V.A. Money Market Fund               VST Money Market Fund
V.A. High Yield Bond Fund            John Hancock V.A. Strategic Income Fund
V.A. Regional Bank Fund              John Hancock V.A. Financial Industries Fund

VST Equity Index Fund, VST International Equity Fund, and VST Money Market Fund are each a series of John Hancock Variable Series Trust I. John Hancock V.A. Strategic Income Fund and John Hancock V.A. Financial Industries Fund are each a series of John Hancock Declaration Trust.

After this transaction and as of the close of business on December 14, 2001, the Funds will be terminated. The financial statements presented herein reflect the position of the Funds prior to the exchange of net assets and termination of the Funds.

Significant accounting policies of the Funds were as follows:

Valuation of investments

Securities in the Funds' portfolio (except for V.A. Money Market Fund) were valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations were not readily available, or the value had been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days were valued at amortized cost, which approximated market value. All portfolio transactions initially expressed in terms of foreign currencies were translated into U.S. dollars as described in "Foreign Currency Translation" below.

The V.A. Money Market Fund's portfolio of securities were valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, which approximated market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds. Interest income on certain portfolio securities such as negotiable bank certificates of deposit and interest-bearing notes was accrued daily and included in interest receivable.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds, along with other registered investment companies having a management contract with John Hancock Advisers, LLC. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC., may have participated in a joint repurchase agreement transaction. Aggregate cash balances were invested in one or more large repurchase agreements, whose underlying securities were obligations of the U.S. government and/or its agencies. The Funds' custodian bank received delivery of the underlying securities for the joint account on the Funds' behalf. The Adviser was responsible for ensuring that the agreement was fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies were translated into U.S. dollars based on London currency exchange quotations as of 5:00 P.M., London time, on the date of any determination of the net asset value of the Funds. Transactions affecting statement of operations accounts and net realized gain (loss) on investments were translated at the rates prevailing at the dates of the transactions.

The Funds did not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arose from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arose from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions were recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities were subject to foreign taxes, which were accrued as applicable.

Discount and premium on securities

The Funds accreted discount and amortized premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Expenses

The majority of the expenses were directly identifiable to an individual Fund. Expenses that were not readily identifiable to a specific Fund were allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Funds.

Organization expenses

Expenses incurred in connection with the organization of the Funds have been capitalized and were being charged to the Funds operations ratably over a five-year period that began with the commencement of the investment operations of the Funds.

Bank borrowings

The Funds (except for V.A. Money Market Fund) were permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Funds had entered into a syndicated line of credit agreement with various banks. This agreement enabled the Funds' to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permited borrowings up to $500 million, collectively. Interest was charged to each fund, based on its borrowing. In addition, a commitment fee was charged to each fund based on the average daily unused portion of the line of credit and was allocated among the participating funds. The Funds' had no outstanding borrowing activity under the line of credit during the period ended December 14, 2001. The V.A. International Fund average daily loan balance during the period for which loans were outstanding amounted to $1,423,429. The weighted average interest rate was 2.49%. V.A. International Fund interest expense includes $679 paid under the line of credit.

Securities lending

The Funds may have lent securities to certain qualified brokers who paid the Funds negotiated lender fees. The loans were collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Funds may have bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. There were no securities loaned as of December 14, 2001.

Financial futures contracts

The Funds (except for V.A. Money Market Fund) may have bought and sold financial futures contracts. Buying futures tends to increase the Funds' exposure to the underlying instrument. Selling futures tends to decrease the Funds' exposure to the underlying instrument or hedge other Funds' instruments. At the time the Funds entered into a financial futures contract, it was required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract was valued at the official settlement price of the board of trade or U.S. commodities exchange on which it traded. Subsequent payments to and from the broker, known as "variation margin," were made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," were recorded by the Funds as unrealized gains or losses.

When the contracts were closed, the Funds recognized a gain or loss. Risks of entering into futures contracts included the possibility that there may have been an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Funds could have been prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

For federal income tax purposes, the amount, character and timing of the Funds' gains and/or losses could have been affected as a result of futures contracts.

The Funds had no open financial futures contracts at December 14, 2001.

Forward foreign currency exchange contracts

The Funds (except V.A. 500 Index and V.A. Money Market) may have entered into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts were marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses were included in the determination of the Funds daily net assets. The Funds recorded realized gains and losses at the time the forward foreign currency exchange contract was closed out or offset by a matching contract. Risks may have arose upon entering these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Funds Statement of Assets and Liabilities. The Funds may have also purchased and sold forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intended to take delivery of the foreign currency. Such contracts normally involve no market risk if they were offset by the currency amount of the underlying transaction.

The Funds had the following open forward foreign currency exchange contracts at December 14, 2001:

                                 Principal Amount                     Unrealized
                                 Covered By           Expiration      Gain
Currency                         Contract             Month           (Loss)
--------                         --------             -----           ------

V.A. High Yield Bond Fund

Buys
Euro                                83,000              Dec 01           $678
Pound Sterling                      53,000              Dec 01            195
Pound Sterling                      10,000              Dec 01            (30)
                                                                       ------
                                                                         $843
                                                                       ======
Sells
Euro                                83,000              Dec 01         $1,020
Pound Sterling                      63,000              Dec 01          1,841
                                                                       ------
                                                                       $2,861
                                                                       ======

Federal income taxes

The Funds qualified as "regulated investment companies" by complying with the applicable provisions of the Internal Revenue Code and were not subject to federal income tax on taxable income which was distributed to shareholders. Therefore, no federal income tax provision was required as of December 7, 2001, the Funds' final tax year.

As of December 14, 2001, the Funds' final tax year end, for federal income tax purposes, the Funds had the following capital loss carryforwards available:

                                        Total Capital Loss          Capital Loss           Capital Loss
                                        Carryforward as of     Carryforward Expiring       Carryforward
Fund                                        12/14/2001               12/31/2008         Expiring 12/31/2009
----                                        ----------               ----------         -------------------
V.A. International Fund                     $2,336,143                $265,560              $2,070,585
V.A. High Yield Bond Fund                    1,050,232               1,050,232                  --
V.A. Regional Bank Fund                      1,166,558               1,166,558                  --

The unused capital loss carryforwards as of December 14, 2001 were transferred to the Acquiring Funds and will be available, to the extent provided by regulations, to offset future net capital gains of the Acquiring Funds. Expired capital loss carryforwards are reclassified to capital paid-in in the year of expiration.

Dividends, interest and distributions

Dividend income on investment securities was recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Funds identify the dividend. Interest income on investment securities was recorded on the accrual basis. Foreign income may have been subject to foreign withholding taxes, which were accrued as applicable.

The Funds recorded distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions were determined in conformity with income tax regulations, which differ from accounting principles generally accepted in the United States of America.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Funds. Actual results could differ from these estimates.

NOTE B
Management fee and transactions
with affiliates and others

The Funds had an investment management contract with the Adviser. Under the investment management contract, the Funds paid monthly management fee to the Adviser at the following annual rates:

                                      Rate as a Percentage of
Fund                                  Average Daily Net Assets
----                                  ------------------------
V.A. 500 Index Fund                            0.35%
V.A. International Fund                        0.90
V.A. Money Market Fund                         0.50
V.A. High Yield Bond Fund                      0.60
V.A. Regional Bank Fund                        0.80

The V.A. International Fund and the Adviser had a subadvisory agreement with Nicholas Applegate Capital Management LP. The Fund was not responsible for the payment of the subadviser's fees.

The Adviser had voluntarily agreed to limit the management fee on the V.A. 500 Index Funds to 0.10% of the Funds' average daily net assets. Accordingly, the management fee reduction amounted to $43,848, during the period ended December 14, 2001.

The Adviser had voluntarily agreed to limit each Fund's expenses (excluding the management fee), to 0.25% of each Funds' average daily net assets. Accordingly, the reductions in Funds' expenses for the period ended December 14, 2001 amounted to as follows:

Fund                                        Fee Reduction
----                                        -------------
V.A. 500 Index Fund                            $98,095
V.A. International Fund                        140,848
V.A. High Yield Bond Fund                        4,547

The Funds had an agreement with the Adviser to perform necessary tax, accounting and legal services for the Funds. The compensation for the period was at an annual rate of 0.02% of the average net assets of the Funds.

The V.A. 500 Index Funds had an agreement with Standard & Poor's ("S&P") to license certain trademarks and trade names of S&P and of the S&P 500 Index, which was determined, composed and calculated by S&P without regard to the Adviser or the V.A. 500 Index Fund. (Requisite disclosure regarding the use of the Standard & Poor's name is included in the Funds' prospectus.)

Ms. Maureen R. Ford and Mr. John M. DeCiccio were directors and/or officers of the Adviser and its affiliates, as well as Trustees of the Funds. The compensation of unaffiliated Trustees was borne by the Funds. The unaffiliated Trustees may have elected to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Funds made investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Funds' deferred compensation liability were recorded on the Funds' books as other assets. The deferred compensation liability and the related other assets were always equal and were marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Funds.

NOTE C
Investment transactions

Purchases and proceeds from sales of securities, other than short-term securities and obligations of the U.S. government, during the period ended December 14, 2001, were as follows:

Fund                                       Purchases                   Sales
----                                       ---------                   -----
V.A. 500 Index Fund                       $1,393,742                 $7,429,680
V.A. International Fund                   13,522,759                 14,853,211
V.A. High Yield Bond Fund                  2,533,749                  4,966,343
V.A. Regional Bank Fund                    8,579,977                 12,151,114

The cost of investments on December 14, 2001, and gross unrealized appreciation and depreciation of investments, for federal income tax purposes, were as follows:

                                                       Gross             Gross         Net Unrealized
                                                     Unrealized        Unrealized       Appreciation
Fund                                    Cost        Appreciation      Depreciation     (Depreciation)
----                                    ----        ------------      ------------     --------------
V.A. 500 Index Fund                  $12,003,914     $4,500,648        $1,337,663        $3,162,985
V.A. International Fund                2,050,239         95,485           143,327           (47,842)
V.A. Money Market Fund               130,391,779         --                --                --
V.A. High Yield Bond Fund              5,760,341         72,577         2,554,530        (2,481,953)
V.A. Regional Bank Fund                9,451,365        759,062           285,449           473,613

NOTE E
Reclassification of accounts

During the period ended December 14, 2001, the following reclassifications had been made in each Fund's capital balances to report these balances on a tax basis, excluding certain temporary difference, as of December 14, 2001.

                                                          Undistributed              Accumulated
                                           Capital        Net Investment            Net Realized
Fund                                       Paid in        Income (Loss)              Gain (Loss)
----                                       -------        -------------              -----------
V.A. 500 Index Fund                        ($5,412)           $5,049                      $363
V.A. International Fund                    (94,351)           50,605                    43,746
V.A. Money Market Fund                        (260)              260                        --
V.A. High Yield Bond Fund                  (66,529)           11,005                    55,524
V.A. Regional Bank Fund                         26               (67)                       41

These reclassifications, which had no impact on the net asset value of the Funds, were primarily attributable to certain differences in the treatment of net operating losses, foreign currency gains and losses and return of capital under federal tax rules versus accounting principles generally accepted in the United States of America. The calculation of net investment income (loss) per share in the Financial Highlights excludes these adjustments.

NOTE F
Change in accounting principle

Effective January 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised. As required, the Funds began amortizing premiums on debt securities. Prior to this date, the Funds did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Funds, but for the V.A. High Yield Bond Fund resulted in a $9,239 reduction in the cost of investments and a corresponding decrease in unrealized depreciation on investments, based on securities held as of December 31, 2000.

For the V.A. High Yield Bond Fund the effect of this change for the period ended December 14, 2001 was to decrease net investment income by $5,600, increase unrealized depreciation on investments by $9,116 and decrease net realized loss on investments by $14,716. The effect of this change on the per share operating performance and the annualized ratio of net investment income to average net assets for the period ended Decemebr 14, 2001 was as follows: decrease in net investment income by $0.01 per share, decrease in net realized and unrealized losses by $0.01 per share and decrease in the ratio of net investment income to average net assets by 0.11%.

The Statement of Changes in Net Assets and the Financial Highlights for prior periods have not been restated to reflect this change in presentation.

NOTE G
SHAREHOLDER MEETING

On December 5, 2001, the Shareholders of the Funds approved the following plans of reorganization:

Acquired Fund                        Acquiring Fund
V.A. 500 Index Fund                  VST Equity Index Fund
V.A. International Fund              VST International Equity Fund
V.A. Money Market Fund               VST Money Market Fund
V.A. High Yield Bond Fund            John Hancock V.A. Strategic Income Fund
V.A. Regional Bank Fund              John Hancock V.A. Financial Industries Fund

VST Equity Index Fund, VST International Equity Fund, and VST Money Market Fund are each a series of John Hancock Variable Series Trust I. John Hancock V.A. Strategic Income Fund and John Hancock V.A. Financial Industries Fund are each a series of John Hancock Declaration Trust. Each plan of reorganization provided for the transfer of substantially all of the assets and liabilities of each Acquired Fund to the corresponding Acquiring Fund in exchange solely for shares of beneficial interest of the Acquiring Fund. After these transactions and as of the close of business on December 14, 2001, the Acquired Funds were terminated. The financial statements presented herein reflect the position of the Acquired Funds prior to the exchange of net assets and termination of the Acquired Funds.

TAX INFORMATION NOTICE (UNAUDITED)

For federal income tax purposes, the Funds designated the following as long-term capital gain dividends during the fiscal year ended December 14, 2001.

The V.A. 500 Index Fund designated distributions to shareholders of $1,228,489 as long-term capital gain dividends. The shareholders will receive a 2001 U.S. Treasury Form 1099-DIV in January of 2002 representing their proportionate share.

Additionally, for the V.A. 500 Index Fund dividend distributions qualified for the 89.12% dividends received deduction available to corporations.

                     John Hancock Funds - Declaration Trust

                                    Trustees
                              Dennis S. Aronowitz *
                             Richard P. Chapman, Jr.
                              William J. Cosgrove*
                                John M. DeCiccio
                              Richard A. Farrell *
                                 Maureen R. Ford
                                 Gail D. Fosler
                                William F. Glavin
                                Dr. John A. Moore
                              Patti McGill Peterson
                                 John W. Pratt *
                        * Members of the Audit Committee
                                    Officers
                                 Maureen R. Ford
                 Chairman, President and Chief Executive Officer
                                William L. Braman
                          Executive Vice President and
                            Chief Investment Officer
                                Richard A. Brown
                            Senior Vice President and
                             Chief Financial Officer
                                 Susan S. Newton
                       Senior Vice President and Secretary
                                 William H. King
                          Vice President and Treasurer
                                Thomas H. Connors
                               Vice President and
                               Compliance Officer
                               Investment Adviser
                           John Hancock Advisers, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                              Principal Distributor
                            John Hancock Funds, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                                 Transfer Agent
                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000
                                  Legal Counsel
                                  Hale and Dorr
                                 60 State Street
                        Boston, Massachusetts 02109-1803